                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.               [  ]

Post-Effective Amendment No.               31     (File No. 33-25824)    [X]
                                        ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                              33    (File No. 811-5696)     [X]
                                       ---------

IDS GLOBAL SERIES, INC.
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Dec. 30, 1998 pursuant to  paragraph (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on Dec. 30, 1998  pursuant to paragraph  (a)(1)
[ ] 75 days after filing  pursuant to  paragraph  (a)(2)
[ ] on (date)  pursuant to  paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

IDS Emerging Markets Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund, series of the Registrant, have adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for World Trust, the master fund.

IDS Emerging Markets Fund


Prospectus
Dec. 30, 1998


IDS Emerging Markets Fund seeks to provide shareholders with long-term capital growth.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Take a closer look at:


The Fund
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

Master/Feeder Structure

About the Company

Quick Telephone Reference

Financial Highlights

FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.


[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.


[icon of umbrella]                  Master / Feeder Structure
                                    Describes the Fund's investment structure.

[icon of stack of dollar bills]     Financial Highlights
                                    Tables   showing   the   Fund's    financial
                                    performance.

The Fund


Goal
IDS Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


Investment Strategy
The Fund's assets primarily are invested in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 65% of the Fund's total assets will be invested in companies located in at least three different emerging market countries. Included within this 65% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

The selection of geographic regions is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o    Considering opportunities and risks within emerging market countries.
o Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).
o    Identifying companies with:
     -   effective management,
     -   financial strength,
     - prospects for growth and development, and - high demand for their products or services.
o Identifying securities with sufficient liquidity in trading volume(however, AEFC may invest up to 10% of the Fund's net assets in illiquid Securities).
o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.


In evaluating whether to sell a security, AEFC considers, among other factors, whether: - the security is overvalued, and - the company or the security continues to meet the standards described above.

Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

The Fund also may invest in money market securities, debt securities, and other instruments. During weak or declining markets, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could reduce the benefit from any improvement in the market.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


         Market Risk
         Foreign/Emerging Markets Risk
         Liquidity Risk
         Style Risk
         Sector/Concentration Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


         Emerging Markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Past Performance

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                +6.26%
--------------------------------------------------------------------------------
1988  1989   1990  1991   1992   1993   1994   1995    1996      1997
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +15.17% (quarter ending June 1997) and the lowest return for a calendar quarter was -12.78% (quarter ending December 1997).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1998 was -40.13%.

Average Annual Total Returns (as of  Dec. 31, 1997)


                               1 year           Since inception

Emerging Markets:

  Class A                        +.94%                +3.05%a

  Class B                       +1.46%                +3.52%a

  Class Y                       +6.25%                +7.83%a

MSCI Emerging Markets          -13.40%               -12.20%b
  Free Index

Lipper Emerging                -10.24%                -8.77%b
  Markets Fund Index

a    Inception date was Nov. 13, 1996.
b    Measurement period started Dec. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation we assumed:
o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, o no sales charge for Class Y shares, o conversion of Class B shares into Class A shares in the ninth calendar year of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged market capitalization-weighted index compiled from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 31 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)

                                                      Class A              Class B             Class Y
Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                                      5%                  none                 none
 ............................................... .................... .................... ...................
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)                 none                  5%                  none
 ............................................... .................... .................... ...................


Annual Fund operating expensesb (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------
Management fees                                        1.09%                1.09%               1.09%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                              0.00%                0.75%               0.00%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesc                                        0.84%                0.87%               0.77%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Total                                                  1.93%                2.71%               1.86%
----------------------------------------------- -------------------- -------------------- -------------------

a    This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b    Both in this  table and the  following  example,  fund  operating  expenses include  expenses  charged  by both the Fund and its  Master  Portfolio  as described under "Management".
c    Other  expenses  include an  administrative  services  fee,  a  shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                  1 year            3 years          5 years           10 years
Class Aa          $686              $1,076           $1,491            $2,646
Class Bb          $774              $1,242           $1,635            $2,857d
Class Bc          $274              $842             $1,435            $2,857d
Class Y           $189              $585             $1,007            $2,185

a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC. c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.



Management
The Fund's assets are invested in Emerging Markets Portfolio (the Portfolio), which is managed by AEFC and its London based subsidiary, American Express Asset Management International Inc. Ian King, portfolio manager, joined AEFC in 1995. He has managed the assets of the Portfolio since November 1996. He also is a member of the portfolio management team for Total Return Portfolio. Prior to joining AEFC he was director of Lehman Brothers Global Asset Management Ltd. from 1992 to 1995.

Buying and Selling Shares

Valuing Fund Shares

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).


The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


Investment Options

1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

No annual distribution fee

Service fee of 0.175% of average daily net assets

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 0.75% of average daily net assets*

Service fee of 0.175% of average daily net assets

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300
Qualified accounts:                 none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:                 $100
Additional investments:             $50/mo. for qualified accounts; $100/mo.for
                                            nonqualified accounts
Account balances:                   none   (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

-------------------------------------------------------------------------------
Sales Charges

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
-------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.
     For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans for where initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is: - at least 59 1/2 years old and - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by
         AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or - selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership), o your TIN, o the dollar amount or number of shares you want to exchange or sell, o signature(s) of all registered account owners, o for sales, indicate how you want your money delivered to you, and o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests. o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request. o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.


(2) By wire or electronic funds transfer: o Minimum wire: $1,000. o Request that money be wired to your bank.
o    Bank account must be in the same ownership as the IDS fund account.


NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis. o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another fund in the IDS Mutual Fund Group and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

Master/Feeder Structure
This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio, (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

---------------------------------------------

      Investors buy shares in the Fund
---------------------------------------------

                     ~/
---------------------------------------------

    The Fund buys units in the Portfolio
---------------------------------------------

                     ~/
---------------------------------------------

 The Portfolio invests in securities, such
             as stocks or bonds
---------------------------------------------

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

About the Company

Business Structure

                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------


-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                         The Fund                     Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services  The Fund                                  receives portion of
   on the number of                 for the Fund;     invests                                     sales charge or
accounts it services.               receives a fee    its                                             CDSC and
                                   based on assets.   assets in                                  distribution fee.
                                                      the                                         Also provides a
                                                      Portfolio.                                 variety of ongoing
                                                      The Fund                                      shareholder
                                                      and/or                                         services.
                                                      Portfolio
                                                         have
-----------------------          ---------------------           ---------------------          ---------------------
                                                      contracts
-----------------------          ---------------------           ---------------------          ---------------------
     Subadviser:                 Investment Manager:  with                                           Custodian:
   American Express                American Express   certain                                     American Express
   Asset Management                   Financial       service                                      Trust Company
  International Inc.                 Corporation      providers.
                                                                                                      Provides
Subadvises the Fund's                Manages the                    The Portfolio                  safekeeping of
      assets.**                      Portfolio's                                                 assets; receives a
                                   investments and                                                fee that varies
                                    receives a fee                                              based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
-----------------------          ---------------------           ---------------------          ---------------------


* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 1.09% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

** AEFC pays the Subadviser for managing the Fund's assets. The fee for the most recent fiscal year was 0.50% of the Portfolio's average daily net assets.

American Express Financial Corporation

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $77 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $196 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

Quick Telephone Reference

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919


IDS Emerging Markets

Performance
Financial Highlights

Fiscal period ended Oct. 31,
Per share income and capital changes(a)

                                               Class A                       Class B                            Class Y
                                         1998            1997b         1998               1997b           1998          1997b

Net asset value,                        $5.33            $5.00        $5.29               $5.00          $5.33          $5.00
beginning of period

Income from investment operations:

Net investment income (loss)              .04              .01           --               (.04)            .04            .01

Net gains (losses) (both realized      (1.79)              .33       (1.76)                 .33         (1.78)            .33
and unrealized)

Total from investment operations       (1.75)              .34       (1.76)                 .29         (1.74)            .34

Less distributions:

Distributions from net                     --            (.01)           --                  --             --          (.01)
investment income

Distributions from
realized gains                          (.14)               --        (.14)                  --          (.14)             --

Total distibutions                      (.14)            (.01)        (.14)                  --          (.14)          (.01)

Net asset value,                        $3.44            $5.33        $3.39               $5.29          $3.45          $5.33
end of period

Ratios/supplemental data
                                               Class A                            Class B                       Class Y
                                         1998            1997b         1998               1997b           1998          1997b

Net assets, end of period                $187             $243          $97                $114            $--            $--
(in millions)

Ratio of expenses to                    1.93%         1.90%d,e        2.71%            2.67%d,e          1.86%       1.75%d,e
Average daily net assets(c)

Ratio of net investment income (loss)    .82%            .28%d         .07%             (.50%)d          1.03%          .33%d
to average daily net assets

Portfolio turnover rate                  108%              87%         108%                 87%           108%            87%
(excluding short-term securities)

Total return(f)                       (33.74%)            6.84%     (34.24%)               6.07%       (33.66%)          6.86%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to Oct. 31, 1997.
c Expense ratio is based on total expense of the Fund before reduction of earning credits on cash balances.
d Adjusted to an annual basis.
e During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.92%, 2.69% and 1.77% for Class A, B and Y, respectively.
f Total return does not reflect payment of a sales charge.

The  information  in these  tables has been  audited by KPMG Peat  Marwick  LLP,
independent   auditors.   The  independent   auditors'   report  and  additional
information about the performance of the Fund are contained in the Fund's annual report which,  if not included  with this  prospectus,  may be obtained  without charge.


AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, annual report or the semi-annual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File #811-5696


Ticker Symbol
Class A:  IDEAX            Class B:  IEMBX           Class Y:  Y:N/A

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      IDS EMERGING MARKETS FUND (the Fund)

                                  Dec. 30, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist.....................................................p.3

Fundamental Investment Policies...........................................p.5

Investment Strategies and Types of Investments............................p.7

Information Regarding Risks and Investment Strategies.....................p.9

Security Transactions.....................................................p.31

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation...................................p.33

Performance Information..................................................p.33

Valuing Fund Shares......................................................p.34

Investing in the Fund....................................................p.36

Selling Shares...........................................................p.39

Pay-out Plans............................................................p.39

Capital Loss Carryover...................................................p.40

Taxes....................................................................p.41

Agreements...............................................................p.42

Organizational Information...............................................p.45

Board Members and Officers...............................................p.47

Compensation for Board Members...........................................p.50

Independent Auditors.....................................................p.50

Appendix:  Description of Ratings........................................p.51

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X| Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or
                              insurance   agents.   If  you  buy  through  these
                              financial professionals, you generally will pay a sales charge.
                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in Emerging Markets Portfolio (the Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


-------------------------------------------------------------------------------
Investment strategies & types of investments:             IDS Emerging Markets

                                                         Allowable for the Fund?


Agency and Government Securities                                         yes
Borrowing                                                                yes
Cash/Money Market Instruments                                            yes
Collateralized Bond Obligations                                          yes
Commercial Paper                                                         yes
Common Stock                                                             yes
Convertible Securities                                                   yes
Corporate Bonds                                                          yes
Debt Obligations                                                         yes
Depositary Receipts                                                      yes
Derivative Instruments                                                   yes
Foreign Currency Transactions                                            yes
Foreign Securities                                                       yes
High-Yield (High-Risk) Securities (Junk Bonds)                           yes
Illiquid and Restricted Securities                                       yes
Indexed Securities                                                       yes
Inverse Floaters                                                         no
Investment Companies                                                     yes
Lending of Portfolio Securities                                          yes
Loan Participations                                                      yes
Mortgage- and Asset-Backed Securities                                    yes
Mortgage Dollar Rolls                                                    no
Municipal Obligations                                                    yes
Preferred Stock                                                          yes
Real Estate Investment Trusts                                            yes
Repurchase Agreements                                                    yes
Reverse Repurchase Agreements                                            yes
Short Sales                                                              no
Sovereign Debt                                                           yes
Structured Products                                                      yes
Variable- or Floating-Rate Securities                                    yes
Warrants                                                                 yes
When-Issued Securities                                                   yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                     yes


-------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in emerging market equity securities of at least three different countries.


o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.


o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign Risk/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

Issuer Risk


The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk


Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk


Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these instruments.


Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage-and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper


Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations


Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.


The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.


      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives. Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.


The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.


The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.


The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.


Mortgage Dollar Rolls


Mortgage dollar rolls, are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities


These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.


Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
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Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $9,338,172 for fiscal year ended 1998, and $1,458,233 for fiscal period from Nov. 13, 1996 (commencement of operations) to Oct. 31, 1997. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                        Value of Securities
                    Name of Issuer                   owned at End of Fiscal Year
                 Chase Manhattan Bank                         $1,096,731


The portfolio turnover rate was 108% in the most recent fiscal year, and 87% in the fiscal period before. Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
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Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the two most recent fiscal years.


PERFORMANCE INFORMATION
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The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global

Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
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The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $192,222,959      divided by        54,346,327        equals            $3.537
Class B               100,035,162                       28,704,494                           3.485
Class Y                    53,016                          14,972                            3.541

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
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SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $3.537, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $3.72. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:
                                                            Within  each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants
Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

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Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

- uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

- at least $10 million in plan assets or

- 500 or more participants; or

- does not use daily transfer recordkeeping and has

- at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

- 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

SELLING SHARES
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You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.


During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

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PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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CAPITAL LOSS CARRYOVER


For federal income tax purposes, the Fund had a total capital loss carryover of $138,453,248 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2006.


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
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If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
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INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $0.25                  1.10%
Next         0.25                  1.08
Next         0.25                  1.06
Next         0.25                  1.04
Next         1.00                  1.02
Over         2.00                  1.00


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 1.10% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $4,047,093 for fiscal year 1998, and $1,970,475 for fiscal period 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $943,891 for fiscal year 1998, and $506,224 for fiscal period 1997.


Sub-Investment Adviser:

American Express Asset Management International Inc. (Sub-Adviser), a wholly-owned subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN
55440-0010 sub-advises the Fund's assets. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, the Sub-Adviser receives an annual fee of 0.50% of daily net assets.


Under the agreement, the total amount paid was $1,849,238 for fiscal year 1998, and $898,399 for fiscal period 1997.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.10%
Next         0.25                  0.09
Next         0.25                  0.08
Next         0.25                  0.07
Next         1.00                  0.06
Over         2.00                  0.05

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.10% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $359,269 for fiscal year 1998, and $177,211 for fiscal period 1997.


Transfer Agency Agreement


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $1,986,802 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $289,161. The amounts were $3,345,200 and $(430,117) for fiscal period 1997.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $934,695. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
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The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/13/86*

-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president - assured assets of AEFC from 1994 to 1997. Treasurer for the Trust.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 26 meetings, received the following compensation:


                               Compensation Table

                                                                                   Total cash compensation
                              ------------------------  -------------------------  from the IDS MUTUAL
                                                                                   FUND GROUP and
Board member                  Aggregate compensation    Aggregate compensation     Preferred Master Trust
                              from the Fund             from the Portfolio         Group


H. Brewster Atwater, Jr.        $975                      $975                     $102,900
-----------------------------
Lynne V. Cheney                  781                       781                       93,900
-----------------------------
Robert F. Froehlke               108                       108                       10,200
-----------------------------
Heinz F. Hutter                  950                       950                      101,400
-----------------------------
Anne P. Jones                    856                       856                       98,400
-----------------------------
Alan K. Simpson                  630                       630                       84,400
-----------------------------
Edson W. Spencer                 967                       967                      102,400
-----------------------------
Wheelock Whitney                 975                       975                      102,900
-----------------------------
C. Angus Wurtele               1,025                     1,025                      105,900

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.


Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Fitch lnvestors Service, lnc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.


Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.


The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+ High credit quality. Protection factors are strong. Risk is modest, but may AA vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------

 BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- ---------------------------------------------------

 BB+ Below investment grade but deemed likely to meet obligations when due. Present BB or prospective financial protection factors fluctuate according to industry BB- conditions or company fortunes. Overall quality may move up or down frequently within this category.
 -------------------------- ---------------------------------------------------

 B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to B- economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

 -------------------------- ---------------------------------------------------

 CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- ---------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ---------------------------------------------------

                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                             Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.



                Fitch Investors Service, Inc. Short-Term Ratings


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3  Obligations   supported  by  a  satisfactory  capacity  for  timely
             repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

IDS Global Balanced Fund

Prospectus
Dec. 30, 1998

IDS Global Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

take a closer look at:

The Fund
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buy and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

About the Company

Quick Telephone Reference

Financial Highlights

FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.


[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.


[icon of stack of dollar bills]     Financial Highlights
                                    Tables   showing   the   Fund's    financial
                                    performance.

The Fund


Goal
IDS Global Balanced Fund (the Fund) seeks to provide shareholders with a balance of growth of capital and current income. Because any investment involves risk, achieving this goal can not be guaranteed.


Investment Strategy
The Fund's assets primarily are invested in a combination of equity and debt securities of issuers throughout the world. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of companies located in at least three different countries. No less than 25% of the Fund's total assets will be invested in debt securities or debt convertible securities. No more than 20% of the Fund's net assets will be invested in bonds below investment grade.

The selection of geographic regions and investment-grade bonds are the primary decisions in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:


o    Considering   opportunities  and  risks  within  international  regions  or countries (The Fund may invest a significant portion of its assets in a particular country or region).
o    Identifying sectors with strong potential.
o Identifying securities with sufficient liquidity in trading volume(however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).
o    Identifying companies with:
     -effective management,
     -financial strength, and
     -high demand for their products or services.

AEFC chooses debt obligations by:

o    Considering opportunities and risks by credit rating and currency.
o    Identifying investment-grade U.S. and foreign bonds.
o    Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o    Focusing on bonds that contribute to portfolio diversification.
o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.


AEFC then decides how much to invest in various countries and local currencies, and buys securities that offer the best opportunity for long-term growth or current income.


In evaluating whether to sell a security, AEFC considers, among other factors, whether: -the security is overvalued, -the security has reached AEFC's price objective, and -the company or the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

The Fund also may invest in money market securities and other instruments. During weak or declining markets, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


Risks
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:
         Market Risk
         Interest Rate Risk
         Foreign Risk
         Sector/Concentration Risk
         Liquidity Risk
         Credit Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).


Foreign Risk


The following are all components of foreign risk:


         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Past Performance

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and


o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Class A Performance (based on calendar years)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                                                                         +10.09%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1988    1989    1990   1991     1992    1993    1994    1995    1996      1997
-------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +9.05% (quarter ending June 1997) and the lowest return for a calendar quarter was -1.70% (quarter ending December 1997).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1998 was +4.03%.

Average Annual Total Returns (as of Dec. 31, 1997)

                               1 year           Since inception

Global Balanced:

  Class A                       +4.59%                +3.60%a

  Class B                       +5.26%                +4.09%a

  Class Y                      +10.25%                +8.54%a

MSCI World Index               +14.17%               +11.13%b

Salomon Brothers
  World Government
  Bond Index
                                +0.23%                -0.53%b

a    Inception date was Nov. 13, 1996.
b    Measurement period started Dec. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation, we assumed:

o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, o no sales charge for Class Y shares, o conversion of Class B shares into Class A shares in the ninth calendar year of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) World Index is an unmanaged index compiled from a composite of over 1500 companies listed on the stock exchanges of North America, Europe, New Zealand and the Far East.

Salomon    Brothers    World    Government    Bond   Index   is   an   unmanaged
market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world.

The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                      Class A              Class B             Class Y
Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                                      5%                  none                 none
 ............................................... .................... .................... ...................
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)                 none                  5%                  none
 ............................................... .................... .................... ...................

Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------

Management fees                                        0.79%                0.79%               0.79%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                              0.00%                0.75%               0.00%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesb                                        0.74%                0.75%               0.67%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Totalc                                                 1.53%                2.29%               1.46%
----------------------------------------------- -------------------- -------------------- -------------------

a This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.
c AEFC and American Express Financial Advisors Inc. agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 1.50% for a minimum period ending Oct. 31, 1999. Any waiver or reimbursement applies to each class on a pro rata basis. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursements were 1.49% for Class A, 2.25% for Class B and 1.42% for Class Y.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                    1 year            3 years          5 years       10 years
Class Aa            $ 648             $ 959            $ 1,293       $ 2,237
Class Bb            $ 732             $ 1,116          $ 1,426       $ 2,439d
Class Bc            $ 232             $ 716            $ 1,226       $ 2,439d
Class Y             $ 149             $ 462            $ 798         $ 1,751

a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC. c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

Management
Peter Lamaison joined AEFC in 1981 and has since served as president, chief executive officer and chief investment officer of American Express Asset Management International Inc. He has managed the equity portfolio of this Fund since September 1997. He also serves as portfolio manager of IDS International Fund and IDS Life International Equity Fund.

Mike Ng joined AEFC in 1994 and began managing the bond portion of the Fund in July 1998. He also serves as portfolio manager of IDS Life Global Yield Fund. Prior to joining AEFC, he was a fixed income analyst for the St. Paul Companies.

BUYING AND SELLING SHARES

Valuing Fund Shares

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).


The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, value of Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


Investment Options

1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

No annual distribution fee

Service fee of 0.175% of average daily net assets

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 0.75% of average daily net assets*

Service fee of 0.175% of average daily net assets

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300
Qualified accounts:                 none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:                 $100
Additional investments:             $50/mo. for qualified accounts; $100/mo.
                                    for nonqualified accounts
Account balances:                   none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

Sales Charges

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
-------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests). IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:


o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans for which American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is: - at least 59 1/2 years old and - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by
         AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or - selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership), o your TIN, o the dollar amount or number of shares you want to exchange or sell, o signature(s) of all registered account owners, o for sales, indicate how you want your money delivered to you, and o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests. o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request. o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.


(2) By wire or electronic funds transfer: o Minimum wire: $1,000. o Request that money be wired to your bank.
o    Bank account must be in the same ownership as the IDS fund account.


NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis. o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss.

 If you buy Class A shares of another fund in the IDS Mutual Fund Group and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

Business Structure

                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                                                     Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                            receives portion of
   on the number of                 for the Fund;                                                 sales charge or
accounts it services.               receives a fee                                                    CDSC and
                                   based on assets.                    The Fund                  distribution fee.
                                                                                                  Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.
-----------------------          ---------------------                                          ---------------------

                                 ---------------------                                          ---------------------
                                 Investment Manager:                                                 Custodian:
                                   American Express                                               American Express
                                      Financial                                                    Trust Company
                                     Corporation
                                                                                                      Provides
                                  Manages the Fund's                                               safekeeping of
                                   investments and                                               assets; receives a
                                    receives a fee                                                fee that varies
                                   based on average                                             based on the number
                                  daily net assets.*                                            of securities held.
                                 ---------------------           ---------------------          ---------------------

* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.79% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

American Express Financial Corporation

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $77 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $196 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000


The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

Quick Telephone reference

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919
financial highlights

IDS Global Balanced

Performance
Financial Highlights

Fiscal period ended Oct. 31,
Per share income and capital changes(a)


                                               Class A                Class B                    Class Y

                                         1998        1997 b      1998      1997 b           1998      1997 b

Net asset value,                        $5.33       $5.00       $5.31       $5.00           $5.33      $5.00
beginning of period

Income from investment operations:

Net investment income (loss)              .10         .09         .06         .06             .12        .10

Net gains (losses) (both                  .48         .31         .48         .30             .47        .31
realized and unrealized)

Total from investment operations          .58         .40         .54         .36             .59        .41
Less distributions:

Dividends from net investment income     (.11)       (.07)       (.07)       (.05)           (.12)      (.08)

Distributions from
realized gains                           (.01)         --        (.01)         --            (.01)        --

Total distributions                      (.12)       (.07)       (.08)       (.05)           (.13)      (.08)

Net asset value,                        $5.79       $5.33       $5.77       $5.31           $5.79      $5.33
end of period

Ratios/supplemental data
                                              Class A                Class B                     Class Y

                                         1998        1997 b      1998        1997b           1998       1997 b

Net assets, end of period                 $63         $31         $44         $19             $--        $--
(in millions)

Ratio of expenses to                     1.49% e     1.45%d,e    2.25% e     2.22% d,e       1.42%e     1.30% d,e
average daily net assets(c)

Ratio of net investment income (loss)    1.86%       2.18%d      1.10%       1.41%d          2.02%      2.46%d
to average daily net assets

Portfolio turnover rate                    74%         44%         74%         44%             74%        44%
(excluding short-term securities)

Total return(f)                         11.01%        8.10%     10.18%       7.31%          11.17%      8.24%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date period from Nov. 13, 1996 to Oct. 31, 1997.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.53% and 2.29% for Class A, 2.29% and 2.96% for Class B, and 1.46% and 2.14% for Class Y for the periods ended Oct.
31, 1998 and 1997, respectively.
f Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File #811-5696


Ticker Symbol

Class A: IDGAX             Class B: IGBBX            Class Y:

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       IDS GLOBAL BALANCED FUND (the Fund)

                                  Dec. 30, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

IDS Global Balanced Fund
                                TABLE OF CONTENTS


Mutual Fund Checklist..................................... .............p.3

Fundamental Investment Policies.........................................p.5

Investment Strategies and Types of Investments..........................p.7

Information Regarding Risks and Investment Strategies...................p.9

Security Transactions...................................................p.32

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.................................p.33

Performance Information................................................p.34

Valuing Fund Shares....................................................p.35

Investing in the Fund..................................................p.36

Selling Shares.........................................................p.39

Pay-out Plans..........................................................p.40

Taxes..................................................................p.41

Agreements.............................................................p.43

Organizational Information.............................................p.45

Board Members and Officers.............................................p.47

Compensation for Board Members.........................................p.50

Independent Auditors...................................................p.50

Appendix:  Description of Ratings......................................p.51

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or
                              insurance   agents.   If  you  buy  through  these
                              financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around.  Compare a mutual fund with others of
the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left tot he investment manager's sole discretion.


-------------------------------------------------------------------------------
Investment strategies & types of investments:              IDS Global Balanced

                                                         Allowable for the Fund?


Agency and Government Securities                                     yes
Borrowing                                                            yes
Cash/Money Market Instruments                                        yes
Collateralized Bond Obligations                                      yes
Commercial Paper                                                     yes
Common Stock                                                         yes
Convertible Securities                                               yes
Corporate Bonds                                                      yes
Debt Obligations                                                     yes
Depositary Receipts                                                  yes
Derivative Instruments                                               yes
Foreign Currency Transactions                                        yes
Foreign Securities                                                   yes
High-Yield (High-Risk) Securities  (Junk Bonds)                      yes
Illiquid and Restricted Securities                                   yes
Indexed Securities                                                   yes
Inverse Floaters                                                     yes
Investment Companies                                                 yes
Lending of Portfolio Securities                                      yes
Loan Participations                                                  yes
Mortgage- and Asset-Backed Securities                                yes
Mortgage Dollar Rolls                                                yes
Municipal Obligations                                                yes
Preferred Stock                                                      yes
Real Estate Investment Trusts                                        yes
Repurchase Agreements                                                yes
Reverse Repurchase Agreements                                        yes
Short Sales                                                          no
Sovereign Debt                                                       yes
Structured Products                                                  yes
Variable- or Floating-Rate Securities                                yes
Warrants                                                             yes
When-Issued Securities                                               yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                 yes
--------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market condition at least 65% of the Fund's total assets will be invested in securities of companies in at least three different countries.

o No less than 25% of the Fund's total assets will be invested in debt securities and debt convertible securities.

o The Fund will not invest more than 20% of its net assets in bonds below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.


o The Fund will not invest more than 10% of its total assets in securities of domestic or foreign investment companies.

o    The Fund will not invest in a company to control or manage it.


o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
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RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities (See also Mortgage-and Asset-Backed Securities). Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.


The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds


Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


High-Yield (High-Risk) Securities (Junk Bonds)


High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases maybe contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of difference issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer any be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $193,188 for fiscal year ended 1998 and $75,141 for fiscal period from Nov. 13, 1996 (commencement of operations) to Oct. 31, 1997. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                        Value of Securities
                    Name of Issuer                  owned at End of Fiscal Year
                   Bank of America                             $674,661
                     Morgan (JP)                                 94,176


The portfolio turnover rate was 74% in the most recent fiscal year, and 44% in the year before.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the two most recent fiscal years.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------


Class A             $64,124,341       divided by        10,967,050        equals                 $5.847
Class B             44,382,552                           7,616,707                                5.827
Class Y                  1,217                                 208                                5.850



In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $5.847, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $6.15. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                            Within each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------

First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

                  - uses a daily transfer recordkeeping service offering
                    participants daily access to IDS funds and has

                  - at least $10 million in plan assets or

                  - 500 or more participants; or

                  - does not use daily transfer recordkeeping and has

                  - at least $3 million invested in funds of the IDS MUTUAL
                    FUND GROUP or

                  - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 14.41% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.790%
Next               0.25            0.765
Next               0.25            0.740
Next               0.25            0.715
Next               1.00            0.690
Over               2.00            0.665

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.790% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $636,039 for fiscal year 1998 and $188,994 for fiscal period 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $246,804 for fiscal year 1998 and $25,971 for fiscal period 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.060%
Next         0.25                  0.055
Next         0.25                  0.050
Next         0.25                  0.045
Next         1.00                  0.040
Over         2.00                  0.035

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.060% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $48,915 for fiscal year ended Oct. 31, 1998 and $19,884 for fiscal period 1997.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $564,691 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(45,709). The amounts were $465,906 and $(83,177) for fiscal period 1997.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $240,003. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president-assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 26 meetings, received the following compensation:


                               Compensation Table

                                                                     Total cash compensation from the
                                       ----------------------------  ------------------------------------
Board member                           Aggregate                     IDS MUTUAL FUND GROUP and Preferred
                                       compensation from the Fund    Master Trust Group

H. Brewster Atwater, Jr.                                  $975                          $102,900
--------------------------------------
Lynne V. Cheney                                            781
                                                                                          93,900
--------------------------------------
Robert F. Froehlke                                         108                            10,200
--------------------------------------
Heinz F. Hutter                                            950                           101,400
--------------------------------------
Anne P. Jones                                              856                            98,400
--------------------------------------
Melvin R. Laird                                            630                            84,400
--------------------------------------
Alan K. Simpson                                            967                           102,400
--------------------------------------
Edson W. Spencer                                           975                           102,900
--------------------------------------
Wheelock Whitney                                         1,025                           105,900
--------------------------------------
C. Angus Wurtele

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Fitch lnvestors Service, lnc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+ High credit quality. Protection factors are strong. Risk is modest, but may AA vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------

 BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- ---------------------------------------------------

 BB+ Below investment grade but deemed likely to meet obligations when due.
     Present BB or prospective financial protection factors fluctuate according to industry BB-conditions or company fortunes. Overall quality may move up or down frequently within this category.
 -------------------------- ---------------------------------------------------

 B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to
 B- economic cycles, industry conditions, and/or company fortunes. Potential exists for  frequent  changes  in the rating  within this  category  or into a  higher  or  lower  rating grade.
 -------------------------- ---------------------------------------------------
 CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- ---------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ---------------------------------------------------
                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3  Obligations   supported  by  a  satisfactory  capacity  for  timely
repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

IDS Global Bond Fund

Prospectus
Dec. 30, 1998

IDS Global Bond Fund seeks to provide shareholders with high total return through income and growth of capital.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Take a closer look at:


The Fund
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

Master/Feeder Structure

About the Company

Quick Telephone Reference

Financial Highlights

FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.


[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.


[icon of umbrella]                  Master / Feeder Structure
                                    Describes the Fund's investment structure.

[icon of stack of dollar bills]     Financial Highlights
                                    Tables   showing   the   Fund's    financial
                                    performance.

The Fund


Goal
IDS Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

Investment Strategy
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasized high and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and /or capital appreciation (by buying junk bonds).


The selection of investment-grade government and corporate debt obligations is the primary decision in building the portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o    Considering opportunities and risks by credit rating and currency.
o    Identifying investment-grade U.S. and foreign bonds.
o    Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.


In evaluating whether to sell a security, AEFC considers, among other factors, whether: -the security is overvalued, and -the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments (such as options and forward contracts) to hedge against currency fluctuations.

The Fund also may invest in money market securities and other instruments. During weak or declining markets, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


Risks
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:
         Interest Rate Risk
         Foreign Risk
         Credit Risk

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).


Foreign Risk



The following are all components of foreign risk:


         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Past Performance
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)
---------- ------- ----------- ----------- ---------- ----------- --------- ----


           +12.91%  +15.39%  +8.14%  +16.43%   -4.92%  +19.44%  +7.78%   +2.98%
1988 1989  1990    1991      1992     1993      1994    1995    1996      1997
---------- ------- ----------- ----------- ---------- ----------- --------- ----

During the period shown in the bar chart, the highest return for a calendar quarter was +7.96% (quarter ending December 1991) and the lowest return for a calendar quarter was -4.49 % (quarter ending March 1994).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance for Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1998 was +4.57%.

*Inception date was May 20, 1989 (partial year).

Average Annual Total Returns (as of Dec. 31, 1997)

                               1 year           Since inception          5 years         Since inception (A)
                                                     (B&Y)

Global Bond:

  Class A                       -2.17%                 -                   +6.87%                +9.37%a

  Class B                       -1.65%                +7.51%b               -                     -

  Class Y                       +3.13%                +9.08%b               -                     -

Salomon Brothers
  World Govt. Bond
  Index
                                 +.23%                +4.01%C              +7.46%                +8.86%

Salomon Brothers
  Global Govt. Bond
  Composite Index
                                +9.65%                +9.15%C              +7.37%                +9.23% d

Lipper Global Income            +3.62%               +16.42%c              +7.57%                +8.41%d
  Fund Index

a    Inception date was March 20, 1989.
b    Inception date was March 20, 1995.
c    Measurement period started April 1, 1995.
d    Measurement period started April 1, 1989.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation, we assumed:
o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, o no sales charge for Class Y shares, o conversion of Class B shares into Class A shares in the ninth calendar year of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Salomon Brothers Global World Government Bond Index is an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees.

Salomon Brothers Global Government Bond Composite Index is an unmanaged index that includes all government bond markets tracked by Salomon Brothers. The index is a general measure of government bond performance. The bonds included in the index may not be the same as those in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                   Class A              Class B             Class Y
Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                                      5%                  none                 none
 ............................................... .................... .................... ...................
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)                 none                  5%                  none
 ............................................... .................... .................... ...................

Annual Fund operating expensesb (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------
Management fees                                        0.74%                0.74%               0.74%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                              0.00%                0.75%               0.00%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesc                                        0.42%                0.43%               0.35%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Total                                                  1.16%                1.92%               1.09%
----------------------------------------------- -------------------- -------------------- -------------------

a    This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b    Both in this  table and the  following  example,  fund  operating  expenses include  expenses  charged  by both the Fund and its  Master  Portfolio  as described under "Management".
c    Other  expenses  include an  administrative  services  fee,  a  shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                    1 year            3 years          5 years       10 years
Class Aa            $612              $850             $1,107        $1,843
Class Bb            $695              $1,003           $1,238        $2,050d
Class Bc            $195              $603             $1,038        $2,050d
Class Y             $111              $347             $602          $1,333


a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


Management
The Fund's assets are invested in World Income Portfolio (the Portfolio), which is managed by AEFC. Ray Goodner, vice president and senior portfolio manager, joined AEFC in 1977. He has managed the assets of the Fund since 1989. He also serves as portfolio manager of Quality Income Portfolio.

BUYING AND SELLING SHARES

Valuing Fund Shares
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).


The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

Investment Options
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

No annual distribution fee

Service fee of 0.175% of average daily net assets

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 0.75% of average daily net assets*

Service fee of 0.175% of average daily net assets

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300
Qualified accounts:                 none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:         $100
Additional investments:     $50/mo. for qualified accounts; $100/mo. for
                             nonqualified accounts
Account balances:            none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

-------------------------------------------------------------------------------
Sales Charges

Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
-------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.
     For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is: - at least 59 1/2 years old and - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by
         AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or - selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership), o your TIN, o the dollar amount or number of shares you want to exchange or sell, o signature(s) of all registered account owners, o for sales, indicate how you want your money delivered to you, and o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC.Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.


Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.


(2) By wire or electronic funds transfer: o Minimum wire: $1,000. o Request that money be wired to your bank.
o    Bank account must be in the same ownership as the IDS fund account.


NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis. o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another fund in the IDS Mutual Fund Group and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.


Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

Master/Feeder Structure
This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:


---------------------------------------------

      Investors buy shares in the Fund
---------------------------------------------

                     ~/
---------------------------------------------

    The Fund buys units in the Portfolio
---------------------------------------------

                     ~/
---------------------------------------------

 The Portfolio invests in securities, such
             as stocks or bonds
---------------------------------------------

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

About the Company

Business Structure
                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                        The Fund                     Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services  The Fund                                  receives portion of
   on the number of                 for the Fund;     invests                                     sales charge or
accounts it services.               receives a fee    its                                             CDSC and
                                   based on assets.   assets in                                  distribution fee.
                                                      the                                         Also provides a
                                                      Portfolio.                                 variety of ongoing
                                                      The Fund                                      shareholder
                                                      and/or                                         services.
                                                      Portfolio
                                                         have
-----------------------          ---------------------           ---------------------          ---------------------
                                                      Contracts
                                 ---------------------           ---------------------          ---------------------
                                 Investment Manager:  with                                           Custodian:
                                   American Express   certain                                     American Express
                                      Financial       service                                      Trust Company
                                     Corporation      providers.
                                                                                                      Provides
                                     Manages the                    The Portfolio                  safekeeping of
                                     Portfolio's                                                 assets; receives a
                                   investments and                                                fee that varies
                                    receives a fee                                              based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
                                 ---------------------           ---------------------          ---------------------


* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.74% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.


American Express Financial Corporation
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $77 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $196 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

Quick Telephone reference

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919
financial highlights


IDS Global Bond

Performance
Financial Highlights

Fiscal period ended Oct. 31,
Per share income and capital changes(a)

                                                                                           Class A

                                                                 1998          1997        1996         1995          1994
Net asset value,                                                $6.26         $6.28       $6.11        $5.76         $6.27
beginning of period

Income from investment operations:

Net investment income (loss)                                      .39           .35         .38          .35           .36

Net gains (losses) (both                                        (.05)         (.05)         .18          .41         (.45)
realized and unrealized)

Total from investment operations                                  .34           .30         .56          .76         (.09)
Less distributions:

Dividends from net                                              (.29)         (.28)       (.39)        (.33)         (.35)
investment income

Distributions from                                              (.14)         (.04)          --        (.02)         (.07)
realized gains

Excess distributions of                                            --            --          --        (.06)            --
realized gains

Total distributions                                             (.43)         (.32)       (.39)        (.41)         (.42)

Net asset value, end of period                                  $6.17         $6.26       $6.28        $6.11         $5.76

Ratios/supplemental data
                                                                                               Class A

                                                                 1998          1997        1996         1995          1994
Net assets, end of  period                                       $724          $748        $689         $548          $466
(in millions)

Ratio of expenses to                                            1.16%         1.16%       1.20%         1.25%         1.26%
average daily net assets(b)

Ratio of net investment income (loss) to                        5.86%         5.74%       5.72%        6.15%         5.56%
to average daily net assets

Portfolio turnover rate                                           27%           55%         49%          92%           64%
(excluding short-term securities)

Total return(c)                                                 5.52%         4.91%       8.96%       13.58%       (1.46%)


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
c Total return does not reflect payment of a sales charge.



IDS Global Bond

Fiscal period ended Oct. 31,
Per share income and capital changes(a)
                                                             Class B                                    Class Y

                                             1998       1997         1996      1995b     1998        1997     1996f       1995b
Net asset value,                            $6.26      $6.28        $6.11      $5.74    $6.26       $6.30     $6.11       $5.74
beginning of period

Income from investment operations:

Net investment income (loss)                  .33        .31          .33        .24      .40         .35       .29         .27

Net gains (losses)                          (.04)      (.05)          .18        .41     (.06)       (.06)      .20         .41
(both realized and unrealized)

Total from investment  operations            .29         .26          .51        .65      .34         .29       .49         .68
Less distributions:

Dividends from net investment income         (.24)      (.24)        (.34)      (.24)    (.29)       (.29)     (.30)       (.27)

Distributions from                          (.14)        --            --         --     (.14)         --        --          --
realized gains

Excess distributions of                        --      (.04)           --       (.04)      --        (.04)       --        (.04)
realized gains

Total distributions                         (.38)      (.28)        (.34)       (.28)    (.43)       (.33)     (.30)       (.31)

Net asset value, end of period              $6.17      $6.26        $6.28      $6.11    $6.17       $6.26     $6.30       $6.11

Ratios/supplemental data
                                                                  Class B                           Class Y

                                             1998       1997         1996      1995b     1998        1997     1996f       1995b
Net assets, end of period                    $263       $231         $141        $37      $--         $--      $--           $2
(in millions)

Ratio of expenses to                        1.92%      1.92%        1.96%     2.05%d    1.09%       1.01%     1.01%       1.10%d
average daily net assets(c)

Ratio of net investment income (loss) to    5.11%      5.00%        4.96%     5.88%d    6.10%       5.89%     6.06%       6.68%d
average daily net assets

Portfolio turnover rate                      27%         55%          49%      92%     27%55%        49%       92%
(excluding short-term securities)

Total return(e)                               4.73%      4.12%        8.15%     11.67%    5.62%       5.06%     7.35%       12.18%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total expenses
  of the Fund before reduction of earnings credits on cash balances                         .
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.
f Periods from Nov. 1, 1995 to Nov. 20, 1995 and from
  Dec. 4, 1995 to Oct.  31, 1996.  From Nov. 20, 1995 to Dec. 4, 1995 there were no Class Y shares outstanding.

The  information  in these  tables has been  audited by KPMG Peat  Marwick  LLP,
independent   auditors.   The  independent   auditors'   report  and  additional
information about the performance of the Fund are contained in the Fund's annual report which,  if not included  with this  prospectus,  may be obtained  without charge.


AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File #811-5696


Ticker Symbol
Class A: IGBFX    Class B: IGLOX    Class Y: n/a

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         IDS GLOBAL BOND FUND (the Fund)

                                  Dec. 30, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist...................................................p. 3

Fundamental Investment Policies.........................................p. 5

Investment Strategies and Types of Investments..........................p. 7

Information Regarding Risks and Investment Strategies...................p. 9

Security Transactions..................................... .............p. 32

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.................................p. 34

Performance Information................................................p. 34

Valuing Fund Shares....................................................p. 36

Investing in the Fund..................................................p. 37

Selling Shares.........................................................p. 40

Pay-out Plans..........................................................p. 41


Taxes..................................................................p. 42

Agreements.............................................................p. 44

Organizational Information.............................................p. 46

Board Members and Officers.............................................p. 48

Compensation for Board Members.........................................p. 51


Independent Auditors...................................................p. 51

Appendix:  Description of Ratings......................................p. 52

MUTUAL FUND CHECKLIST
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                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X|       ALL mutual funds have costs that lower investment
                              return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

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Regular           Market Price        Shares
Investment        of a Share          Acquired
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    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
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The Fund pursues its investment objective by investing all of its assets in World Income Portfolio (the Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
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This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


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Investment strategies & types of investments:                IDS Global Bond

                                                         Allowable for the Fund?

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Agency and Government Securities                                yes
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Borrowing                                                       yes
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Cash/Money Market Instruments                                   yes
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Collateralized Bond Obligations                                 yes
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Commercial Paper                                                yes
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Common Stock                                                    yes
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Convertible Securities                                          yes
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Corporate Bonds                                                 yes
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Debt Obligations                                                yes
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Depositary Receipts                                             yes
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Derivative Instruments                                          yes
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Foreign Currency Transactions                                   yes
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Foreign Securities                                              yes
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High-Yield (High-Risk) Securities (Junk Bonds)                  yes

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Illiquid and Restricted Securities                              yes
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Indexed Securities                                              yes
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Inverse Floaters                                                yes
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Investment Companies                                            yes
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Lending of Portfolio Securities                                 yes
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Loan Participations                                             yes
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Mortgage- and Asset-Backed Securities                           yes
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Mortgage Dollar Rolls                                           yes
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Municipal Obligations                                           yes
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Preferred Stock                                                 yes
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Real Estate Investment Trusts                                   yes
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Repurchase Agreements                                           yes
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Reverse Repurchase Agreements                                   yes
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Short Sales                                                     no
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Sovereign Debt                                                  yes
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Structured Products                                             yes
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Variable- or Floating-Rate Securities                           yes
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Warrants                                                        yes
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When-Issued Securities                                          yes
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Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes
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The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.


o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
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RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


         Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage-and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; a second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.


The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity--redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


High-Yield (High-Risk) Securities (Junk Bonds)


High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade in frequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $4,200 for fiscal year ended Oct. 31, 1998, $1,457,733 for fiscal year 1997, and $1,884 for fiscal year 1996.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                Value of Securities
Name of Issuer                                  owned at End of Fiscal Year
Salomon Smith Barney Holdings                      $10,454,130

The portfolio turnover rate was 27% in the most recent fiscal year, and 55% in the year before.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------


The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were  entitled  to receive  dividends
               d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 5.84% for Class A, 5.36% for Class B and 6.22% for Class Y for the 30-day period ended Oct. 30, 1998.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield


The Fund's distribution yield was 1.10% for Class A, 0.39% for Class B and 1.26% for Class Y for the 30-day period ended Oct. 30, 1998.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:


                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------

Class A             $723,842,725      divided by         117,316,487      equals               $6.17
Class B              263,143,867                          42,648,925                            6.17
Class Y                    5,269                                 854                            6.17

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $6.17, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $6.49. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                            Within each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------

First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------

First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.770%
Next               0.25            0.745
Next               0.25            0.720
Next               0.25            0.695
Over               1.00            0.670


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.733% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $7,213,154 for fiscal year 1998, $6,721,234 for fiscal year 1997, and $5,290,110 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $473,653 for fiscal year 1998, $472,484 for fiscal year 1997, and $619,623 for fiscal year 1996.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.060%
Next         0.25                  0.055
Next         0.25                  0.050
Next         0.25                  0.045
Over         1.00                  0.040


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.053% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $518,656 for fiscal year 1998, $486,782 for fiscal year 1997, and $390,216 for fiscal year 1996.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $2,365,200 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $111,991. The amounts were $2,918,500 and $(281,383) for fiscal year 1997, and $3,361,422 and $(221,637) for fiscal year
1996.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $1,855,094. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                            Date of          Form of       State of     Fiscal
Fund                                     Organization      Organization   Organization Year End   Diversified
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Bond Fund, Inc.                    6/27/74, 6/13/86*   Corporation       NV/MN       8/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Discovery Fund, Inc.               4/29/81, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Equity Select Fund, Inc.           3/18/57, 6/13/86*   Corporation       NV/MN       11/30       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Extra Income Fund, Inc.                 8/17/83        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Federal Income Fund, Inc.               3/12/85        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Global Series, Inc.                    10/28/88        Corporation        MN         10/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Growth Fund, Inc.                  5/21/70, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS High Yield Tax-Exempt Fund, Inc.       12/21/78,       Corporation       NV/MN       11/30       Yes
                                           6/13/86*
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS International Fund, Inc.                7/18/84        Corporation        MN         10/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Investment Series, Inc.            1/18/40, 6/13/86*   Corporation       NV/MN       9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Managed Retirement Fund, Inc.           10/9/84        Corporation        MN         9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Market Advantage Series, Inc.           8/25/89        Corporation        MN         1/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Money Market Series, Inc.          8/22/75, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS New Dimensions Fund, Inc.          2/20/68, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Precious Metals Fund, Inc.              10/5/84        Corporation        MN         3/31         No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Progressive Fund, Inc.             4/23/68, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Selective Fund, Inc.               2/10/45, 6/13/86*   Corporation       NV/MN       5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Stock Fund, Inc.                   2/10/45, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Strategy Fund, Inc.                     1/24/84        Corporation        MN         3/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Tax-Exempt Bond Fund, Inc.         9/30/76, 6/13/86*   Corporation       NV/MN       11/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Tax-Free Money Fund, Inc.          2/29/80, 6/13/86*   Corporation       NV/MN       12/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Utilities Income Fund, Inc.             3/25/88        Corporation        MN         6/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS California Tax-Exempt Trust             4/7/86           Business         MA         6/30
                                     Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Special Tax-Exempt Series Trust         4/7/86           Business         MA         6/30
                                     Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president-assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 26 meetings, received the following compensation:

                               Compensation Table

                                                                                   Total cash compensation
                              ------------------------  -------------------------  from the IDS MUTUAL
                                                                                   FUND GROUP and
Board member                  Aggregate compensation    Aggregate compensation     Preferred Master Trust
                              from the Fund             from the Portfolio         Group
H. Brewster Atwater, Jr.           $1,075                    $1,275                     $102,900
-----------------------------
Lynne V. Cheney                       887                     1,099                       93,900
-----------------------------
Robert F. Froehlke                    117                       133                       10,200
-----------------------------
Heinz F. Hutter                     1,050                     1,250                      101,400
-----------------------------
Anne P. Jones                         962                     1,174                       98,400
-----------------------------
Alan K. Simpson                       735                       945                       84,400
-----------------------------
Edson W. Spencer                    1,067                     1,267                      102,400
-----------------------------
Wheelock Whitney                    1,075                     1,275                      102,900
-----------------------------
C. Angus Wurtele                    1,125                     1,325                      105,900

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.


                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+ High credit quality. Protection factors are strong. Risk is modest, but may AA vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------

 BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- ---------------------------------------------------

BB+ Below investment grade but deemed likely to meet obligations when due. Present BB or prospective financial protection factors fluctuate according to industry BB- conditions or company fortunes. Overall quality may move up or down
frequently      within      this      category.
-----------------------------------------------------------------------------

B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to B-economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
 -----------------------------------------------------------------------------

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
-------------------------- ---------------------------------------------------

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP  Preferred   stock  with  dividend   arrearages.
   -----------------------------------------------------------------------------


                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.


                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                        Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4        The  lowest  rating   category;   this  rating  is
                      regarded as non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2  Obligations supported by a good capacity for timely repayment.

         A3  Obligations   supported  by  a  satisfactory  capacity  for  timely
             repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

IDS Global Growth Fund

Prospectus
Dec. 30, 1998

IDS Global Growth Fund seeks to provide shareholders with long-term capital growth.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


TAKE A CLOSER LOOK AT:


THE FUND
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

BUYING AND SELLING SHARES
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

DISTRIBUTIONS AND TAXES

PERSONALIZED SHAREHOLDER INFORMATION

MASTER/FEEDER STRUCTURE

ABOUT THE COMPANY

QUICK TELEPHONE REFERENCE

FINANCIAL HIGHLIGHTS

FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.


[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.


[icon of umbrella]                  Master / Feeder Structure
                                    Describes the Fund's investment structure.

[icon of stack of dollar bills]     Financial Highlights
                                    Tables   showing   the   Fund's    financial
                                    performance.

THE FUND

Goal
IDS Global Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

Investment Strategy
The Fund's assets primarily are invested in equity securities of companies around the world that are positioned to meet market needs in a changing world economy. These companies are located in developed and in emerging countries. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks and convertible securities of companies located in at least three different countries.

The selection of companies is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Identifying large companies around the world.
o    Identifying companies with:
     -financial strength,
     -high demand for their products or services, -competitive market position, and
     -effective management.
o    Considering opportunities and risks by country and currency.

AEFC decides how much to invest in various countries and then buys those securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether: -the company has met growth expectations, and -the company or the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

The Fund also may invest in money market securities, debt securities, and other instruments. During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investment also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Foreign/Emerging Markets Risk
         Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Past Performance
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                     +13.85% -2.22%   +39.13%   -7.39% +6.36%   +14.89%  +7.18%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1988  1989   1990    1991     1992     1993     1994    1995     1996     1997
-------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +12.82% (quarter ending December 1993) and the lowest return for a calendar quarter was -9.69% (quarter ending December 1994).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1998 was +4.09%.

Average Annual Total Returns (as of Dec. 31, 1997)

                               1 year           Since inception          5 years         Since inception (A)
                                                     (B&Y)

IDS Global Growth:

  Class A                       +1.82%                 -                   +9.89%                +6.76%a

  Class B                       +2.36%               +10.39%b               -                     -

  Class Y                       +7.29%               +12.61%b               -                     -

MSCI All Country               +12.93%               +13.58%c             +12.96%                +7.75%d
  World Free Index

Lipper International            +7.25%               +10.00%c             +13.28%                +7.75%d
  Fund Index

a    Inception date was May 29, 1990.
b    Inception date was March 20, 1995.
c    Measurement period started April 1, 1995.
d    Measurement period started June 1, 1990.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:
o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, o no sales charge for Class Y shares, o conversion of Class B shares into Class A shares in the ninth calendar year of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) All Country World Free Index is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                      Class A              Class B             Class Y

Maximum sales charge
(load) imposed on purchasesa
(as a percentage
of offering price)                                      5%                  none                 none
 ............................................... .................... .................... ...................
Maximum deferred sales
charge (load) imposed on
sales (as a percentage
of offering price at time of purchase)                 none                  5%                  none
 ............................................... .................... .................... ...................

Annual Fund operating expensesb (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------
Management fees                                        0.75%                0.75%               0.75%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                              0.00%                0.75%               0.00%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesc                                        0.47%                0.49%               0.40%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Total                                                  1.22%                1.99%               1.15%
----------------------------------------------- -------------------- -------------------- -------------------

a    This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b    Both in this  table and the  following  example,  fund  operating  expenses include  expenses  charged  by both the Fund and its  Master  Portfolio  as described under "Management".
c    Other  expenses  include an  administrative  services  fee,  a  shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                1 year          3 years         5 years               10 years
Class Aa         $ 618           $ 868           $ 1,138               $ 1,908
Class Bb         $ 702           $ 1,025         $ 1,274               $ 2,122d
Class Bc         $ 202           $ 625           $ 1,074               $ 2,122d
Class Y          $ 117           $ 366           $ 634                 $ 1,402

a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC. c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


Management
The Fund's assets are invested in World Growth Portfolio (the Portfolio), which is managed by AEFC and its London based subsidiary, American Express Asset Management International Inc. John O'Brien, vice president and portfolio manager, joined AEFC in 1988. He became portfolio manager of World Growth Portfolio and IDS Life Series Fund, International Equity Portfolio in September 1997. He also is a member of the portfolio management team for Total Return Portfolio.

BUYING AND SELLING SHARES

Valuing Fund Shares
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).


The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


Investment Options
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

No annual distribution fee

Service fee of 0.175% of average daily net assets

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 0.75% of average daily net assets*

Service fee of 0.175% of average daily net assets

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300
Qualified accounts:                 none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:         $100
Additional investments:     $50/mo. for qualified accounts; $100/mo. for
                                    nonqualified accounts
Account balances:                   none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

-------------------------------------------------------------------------------
Sales Charges
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
-------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.
     For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is: - at least 59 1/2 years old and - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by
         AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or - selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o    the name of the fund(s),
o    the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership), o your TIN, o the dollar amount or number of shares you want to exchange or sell, o signature(s) of all registered account owners, o for sales, indicate how you want your money delivered to you, and o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, yourfinancial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

(2) By wire or electronic funds transfer: o Minimum wire: $1,000.
 o Request that money be wired to your bank.
o    Bank account must be in the same ownership as the IDS fund account.


NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another fund in the IDS Mutual Fund Group and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

PERSONALIZED SHAREHOLDER INFORMATION

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

MASTER/FEEDER STRUCTURE


This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:


---------------------------------------------

      Investors buy shares in the Fund
---------------------------------------------

                     ~/
---------------------------------------------

    The Fund buys units in the Portfolio
---------------------------------------------

                     ~/
---------------------------------------------

 The Portfolio invests in securities, such
             as stocks or bonds
---------------------------------------------

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

ABOUT THE COMPANY

Business Structure
                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                        The Fund                      Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services  The Fund                                  receives portion of
   on the number of                 for the Fund;     invests                                     sales charge or
accounts it services.               receives a fee    its                                             CDSC and
                                   based on assets.   assets in                                  distribution fee.
                                                      the                                         Also provides a
                                                      Portfolio.                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.
-----------------------          ---------------------           ---------------------          ---------------------
                                                       The Fund
-----------------------          ---------------------           ---------------------          ---------------------
     Subadviser:                 Investment Manager:  and/or                                         Custodian:
   American Express                American Express   the                                         American Express
   Asset Management                   Financial       Portfolio                                    Trust Company
  International Inc.                 Corporation      have
                                                      contracts                                       Provides
Subadvises the Fund's                Manages the      with          The Portfolio                  safekeeping of
      assets.**                      Portfolio's      certain                                    assets; receives a
                                   investments and    service                                     fee that varies
                                    receives a fee    providers.                                based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
-----------------------          ---------------------           ---------------------          ---------------------


* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.75% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

** AEFC pays the Subadviser for managing the Fund's assets. The fee for the most recent fiscal year was 0.35% of the Portfolio's average daily net assets.


American Express Financial Corporation
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $77 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $196 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


Year 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

QUICK TELEPHONE REFERENCE

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919

FINANCIAL HIGHLIGHTS


IDS Global Growth

Performance
Financial highlights


Fiscal period ended October 31,
Per share income and capital changes(a)

                                                                         Class A

                                                   1998          1997          1996        1995         1994
Net asset value,                                   $6.90        $7.12         $6.37       $6.96        $6.30
beginning of period

Income from investment operations:

Net investment income (loss)                         .02          .03           .08         .10          .04

Net gains (losses) (both                            1.12          .39           .83       (.59)          .73
 realized and unrealized)

Total from investment operations                    1.14          .42           .91       (.49)          .77

Less distributions:

Dividends from net investment                      (.06)        (.22)         (.13)       (.05)        (.02)
income

Distributions from realized gains                  (.18)        (.42)         (.03)       (.05)        (.09)

Total distributions                                (.24)        (.64)         (.16)       (.10)        (.11)

Net asset value,                                   $7.80        $6.90         $7.12       $6.37        $6.96
end of period

Ratios/supplemental data
                                                                         Class A

                                                   1998          1997          1996        1995         1994
Net assets, end of                                  $962         $889          $908        $659         $670
period (in millions)

Ratio of expenses to                              1.22%         1.27%      1.37%          1.39%        1.38%
average daily net assets(b)

Ratio of net income (loss) to                      .35%          .60%         1.45%       1.59%         .85%
average daily net assets

Portfolio turnover rate (excluding                   80%         199%          134%         90%          26%
short-term securities)

Total return(c)                                     17.00%        6.22%        14.51%     (6.99%)       12.11%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Effective fiscal year 1996, expense  ratio is based on total  expenses of the
  Fund before reduction of earnings  credits on cash balances.
c Total return does not reflect payment of a sales charge.



IDS Global Growth

Performance
Financial highlights

Fiscal period ended October 31,
Per share income and capital changes(a)

                                                    Class B                                    Class Y

                                     1998     1997      1996       1995b         1998       1997           1996      1995b
Net asset value,                     $6.79   $7.05     $6.34       $5.82         $6.91      $7.13           $6.38      $5.82
beginning of period

           Income from investment operations:

Net investment income (loss)           .01      --       .05         .02          .02         .03          .09         .06

Net gains (losses) on securities     1.07      .35       .81         .50         1.13         .40           .83        .50
(both realized and unrealized)

Total from investment operations     1.08      .35       .86         .52         1.15         .43           .92        .56

            Less distributions:

Dividends from net                   (.01)   (.19)     (.12)          --         (.07)      (.23)         (.14)         --
investment income

Distributions from realized gains    (.18)   (.42)     (.03)          --         (.18)      (.42)         (.03)         --

Total distributions                  (.19)   (.61)     (.15)          --         (.25)      (.65)         (.17)         --

Net asset value,                     $7.68   $6.79     $7.05       $6.34         $7.81      $6.91        $7.13       $6.38
end of period

     Ratios/supplemental data

                                                      Class B                                            Class Y

                                     1998     1997      1996       1995b         1998         1997         1996      1995b
Net assets, end of                   $295     $222      $146         $21           $23          $21         $19        $24
period (in millions)

Ratio of expenses to                 1.99%   2.03%     2.14%      2.16%d         1.15%     1.15%          1.19%     1.20%d
average daily net assets(c)

Ratio of net income (loss) to        (.40%) (.18%)     1.05%      .85% d         .41%       .72%          1.60%     2.37%d
average daily net assets

Portfolio turnover rate (excluding   80%      199%      134%         90%         80%        199%           134%        90%
short-term securities)

Total return(e)                        16.1%    5.5%     13.6%        8.9%         17.1%      6.3%          14.7%       9.6%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File #811-5696


Ticker Symbol
Class A: IGLGX             Class B: IDGBX            Class Y: IDGYX

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                        IDS GLOBAL GROWTH FUND (the Fund)

                                  Dec. 30, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist..............................................p. 3

Fundamental Investment Policies....................................p. 5

Investment Strategies and Types of Investments.....................p. 7

Information Regarding Risks and Investment Strategies..............p. 9

Security Transactions.............................................p. 31

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation............................p. 33

Performance Information...........................................p. 33

Valuing Fund Shares...............................................p. 34

Investing in the Fund.............................................p. 35

Selling Shares....................................................p. 38

Pay-out Plans.....................................................p. 39

Taxes.............................................................p. 40

Agreements........................................................p. 42

Organizational Information........................................p. 45

Board Members and Officers........................................p. 47

Compensation for Board Members....................................p. 50

Independent Auditors..............................................p. 50

Appendix:  Description of Ratings.................................p. 51

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X|       ALL mutual funds have costs that lower investment
                              return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in World Growth Portfolio (the Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


-------------------------------------------------------------------------------
Investment strategies & types of investments:            IDS Global Growth

                                                       allowable for the Fund?

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Agency and Government Securities                                yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Borrowing                                                       yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Cash/Money Market Instruments                                   yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Collateralized Bond Obligations                                 yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Commercial Paper                                                yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Common Stock                                                    yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Convertible Securities                                          yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Corporate Bonds                                                 yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Debt Obligations                                                yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Depositary Receipts                                             yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Derivative Instruments                                          yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foreign Currency Transactions                                   yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foreign Securities                                              yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


High-Yield (High-Risk) Securities (Junk Bonds)                  yes


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Illiquid and Restricted Securities                              yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Indexed Securities                                              yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Inverse Floaters                                                no
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investment Companies                                            yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lending of Portfolio Securities                                 yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Loan Participations                                             yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities                           yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage Dollar Rolls                                           no
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Municipal Obligations                                           yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Preferred Stock                                                 yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Real Estate Investment Trusts                                   yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Repurchase Agreements                                           yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Reverse Repurchase Agreements                                   yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Short Sales                                                     no
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sovereign Debt                                                  yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Structured Products                                             yes


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Variable- or Floating-Rate Securities                           yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Warrants                                                        yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
When-Issued Securities                                          yes
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes
-------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks and convertible securities of companies in at least three different countries.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.


o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be market by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these instruments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage-and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.


The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)


High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
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Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $3,420,465 for fiscal year ended Oct. 31, 1998, $8,099,200 for fiscal year 1997, and $9,806 for fiscal year 1996.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund] [except for the affiliates as noted below.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                      Value of Securities
                  Name of Issuer                owned at End of Fiscal Year
                  Bank of America                          $17,914,827
                  BankBoston                                 5,845,825

The portfolio turnover rate was 80% in the most recent fiscal year, and 199% in the year before. Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
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Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                          As of the end of Fiscal Year,

                                                          1998                             1997             1996

                                    ------------------------------------------------  ---------------  --------------

                                                                     Percent of
                   ---------------  ---------------  --------------  Aggregate        ---------------  --------------
                                                                     Dollar Amount
                                                                     of
                                    Aggregate        Percent of      Transactions     Aggregate        Aggregate
                                    Dollar amount    Aggregate       Involving        Dollar Amount    Dollar Amount
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions   of
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker   Commissions
                                                                                                       Paid to Broker

American           Wholly-owned     None             None            None             $61,457          $9,806
Enterprise         subsidiary of
Investment         AEFC
Services Inc.
------------------


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------


Class A             $981,437,871      divided by        123,296,215       equals               $7.96
Class B              300,768,841                         38,412,368                             7.83
Class Y               23,045,991                          2,895,225                             7.96


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $7.96, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $8.38. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------

First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------

First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

-------------------------------------------------------------------------------
PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 59.46% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.800%
Next               0.25            0.775
Next               0.25            0.750
Next               0.25            0.725
Next               1.00            0.700
Over               2.00            0.675

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.749% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $9,358,529 for fiscal year 1998, $8,978,698 for fiscal year 1997, and $6,884,604 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $792,525 for fiscal year 1998, $1,108,312 for fiscal year 1997, and $1,533,786 for fiscal year 1996.

Sub-Investment Adviser:

American Express Asset Management International Inc. (Sub-Adviser), a wholly-owned subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN
55440-0010 sub-advises the Fund's assets. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.


Under the agreement, the Sub-Adviser receives an annual fee of 0.35% of daily net assets.


Under the agreement, the total amount paid was $4,376,746 for fiscal year 1998, and $737,407 for fiscal year 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.060%
Next         0.25                  0.055
Next         0.25                  0.050
Next         0.25                  0.045
Next         1.00                  0.040
Over         2.00                  0.035


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.050% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $627,858 for fiscal year 1998, $605,640 for fiscal year 1997, and $478,154 for fiscal year 1996.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $2,918,485 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $256,693. The amounts were $3,122,730 and $215,192 for fiscal year 1997, and $4,775,013 and $63,372 for fiscal year 1996.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $1,996,877. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                            Date of          Form of       State of     Fiscal
Fund                                     Organization      Organization   Organization Year End   Diversified
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Bond Fund, Inc.                    6/27/74, 6/13/86*   Corporation       NV/MN       8/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Discovery Fund, Inc.               4/29/81, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Equity Select Fund, Inc.           3/18/57, 6/13/86*   Corporation       NV/MN       11/30       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Extra Income Fund, Inc.                 8/17/83        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Federal Income Fund, Inc.               3/12/85        Corporation        MN         5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Global Series, Inc.                    10/28/88        Corporation        MN         10/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Growth Fund, Inc.                  5/21/70, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS High Yield Tax-Exempt Fund, Inc.       12/21/78,       Corporation       NV/MN       11/30       Yes
                                           6/13/86*
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS International Fund, Inc.                7/18/84        Corporation        MN         10/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Investment Series, Inc.            1/18/40, 6/13/86*   Corporation       NV/MN       9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Managed Retirement Fund, Inc.           10/9/84        Corporation        MN         9/30
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Market Advantage Series, Inc.           8/25/89        Corporation        MN         1/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Money Market Series, Inc.          8/22/75, 6/13/86*   Corporation       NV/MN       7/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS New Dimensions Fund, Inc.          2/20/68, 6/13/86*   Corporation       NV/MN       7/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Precious Metals Fund, Inc.              10/5/84        Corporation        MN         3/31         No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Progressive Fund, Inc.             4/23/68, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Selective Fund, Inc.               2/10/45, 6/13/86*   Corporation       NV/MN       5/31        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Stock Fund, Inc.                   2/10/45, 6/13/86*   Corporation       NV/MN       9/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Strategy Fund, Inc.                     1/24/84        Corporation        MN         3/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Tax-Exempt Bond Fund, Inc.         9/30/76, 6/13/86*   Corporation       NV/MN       11/31
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Tax-Free Money Fund, Inc.          2/29/80, 6/13/86*   Corporation       NV/MN       12/31       Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Utilities Income Fund, Inc.             3/25/88        Corporation        MN         6/30        Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS California Tax-Exempt Trust             4/7/86           Business         MA         6/30
                                     Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
IDS Special Tax-Exempt Series Trust         4/7/86           Business         MA         6/30
                                     Trust**
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
-------------------------------------- ------------------ --------------- ------------ ---------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ------------------ --------------- ------------ ---------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president - assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.


COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 26 meetings, received the following compensation:


                               Compensation Table

                                                                                   Total cash compensation
                              ------------------------  -------------------------  from the IDS MUTUAL
                                                                                   FUND GROUP and
Board member                  Aggregate compensation    Aggregate compensation     Preferred Master Trust
                              from the Fund             from the Portfolio         Group


H. Brewster Atwater, Jr.            $1,075                    $1,308                   $102,900
-----------------------------
Lynne V. Cheney                        887                     1,134                     93,900
-----------------------------
Robert F. Froehlke                     117                       150                     10,200
-----------------------------
Heinz F. Hutter                      1,050                     1,283                    101,400
-----------------------------
Anne P. Jones                          962                     1,207                     98,400
-----------------------------
Alan K. Simpson                        735                       978                     84,400
-----------------------------
Edson W. Spencer                     1,067                     1,300                    102,400
-----------------------------
Wheelock Whitney                     1,075                     1,308                    102,900
-----------------------------
C. Angus Wurtele                     1,125                     1,358                    105,900


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   Fitch lnvestors Service, lnc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+ High credit quality. Protection factors are strong. Risk is modest, but may AA vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------

 BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- ---------------------------------------------------

BB+ Below investment grade but deemed likely to meet obligations when due. Present BB or prospective financial protection factors fluctuate according to industry BB- conditions or company fortunes. Overall quality may move up or down
frequently      within      this      category.       --------------------------
---------------------------------------------------

B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to B-economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or
lower            rating            grade.             --------------------------
--------------------------------------------------------------------------------

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
--------------------------
--------------------------------------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ---------------------------------------------------


                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                  Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3  Obligations   supported  by  a  satisfactory  capacity  for  timely
repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

IDS Innovations Fund

Prospectus
Dec. 30, 1998

IDS Innovations Fund seeks to provide shareholders with long-term capital growth.

Please note that this Fund:
o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Take a closer look at:

The Fund
Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Sales Charges
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

Master/Feeder Structure

About the Company

Quick Telephone Reference

Financial Highlights

FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.


[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.


[icon of umbrella]                  Master / Feeder Structure
                                    Describes the Fund's investment structure.

[icon of stack of dollar bills]     Financial Highlights
                                    Tables   showing   the   Fund's    financial
performance.

The Fund


Goal
IDS Innovations Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


Investment Strategy
The Fund's assets primarily are invested in equity securities of companies in the information technology sector. Under normal market conditions, at least 65% of the Fund's total assets are invested in companies in this sector. Investments will be in at least three different countries.

The selection of companies is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o Identifying companies that AEFC believes to be principally engaged in the development, advancement, production, and/or use of products or services related to information processing, data processing, and/or information presentation.
o    Identifying companies with:
     -high demand for their products and/or services, -competitive market position, and -effective management.
o Considering opportunities and risks within the technology, telecommunications, and media sectors.


In evaluating whether to sell a security, AEFC considers, among other factors, whether: -the security is overvalued, -the company or the security continues to meet the standards described above, -the company meets earnings expectations, and -the company's industry experiences a broad down-turn.

The Fund also may invest in money market securities, debt securities, and other instruments. During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


         Market Risk
         Sector/Concentration Risk
         Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Past Performance
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


o how the Fund's performance has varied for each full calendar year that the Fund has existed,


o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Performance (based on calendar years)
------------------------------------------------------------------------------
                                                                                                  +7.56%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
1988       1989       1990      1991        1992       1993       1994       1995       1996       1997
----------------------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 22.97% (quarter ending June 1997) and the lowest return for a calendar quarter was -21.19% (quarter ending March 1997).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown.

The Fund's year to date return as of Sept. 30, 1998 was -4.13%.

Average Annual Total Returns (as of Dec. 31, 1997)


                               1 year           Since inception

Innovations:

  Class A                       +2.22%                 +.76a

  Class B                       +2.76%                +1.06a

  Class Y                       +7.56%                +5.36a

S&P 500                        +33.36%               +27.71b

Lipper Science and              +7.84%                +5.54b
  Technology Funds
  Index

a    Inception date was Nov. 13, 1990.
b    Measurement period started Dec. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation we assumed:
o    a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares, o no sales charge for Class Y shares, o conversion of Class B shares into Class A shares in the ninth calendar year of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. This index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Science and Technology Funds Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                       Class A              Class B             Class Y
Maximum sales charge
(load) imposed on purchasesa
(as percentage
of offering price)                                      5%                  none                 none
 ............................................... .................... .................... ...................
Maximum deferred sales
charge (load) imposed on
sales (as percentage
of offering price at time of purchase)                 none                  5%                  none
 ............................................... .................... .................... ...................


Annual Fund operating expensesb (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:          Class A              Class B             Class Y
----------------------------------------------- -------------------- -------------------- -------------------

Management fees                                        0.72%                0.72%               0.72%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Distribution (12b-1) fees                              0.00%                0.75%               0.00%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Other expensesc                                        0.91%                0.91%               0.91%
----------------------------------------------- -------------------- -------------------- -------------------
----------------------------------------------- -------------------- -------------------- -------------------
Totald                                                 1.63%                2.38%               1.63%
----------------------------------------------- -------------------- -------------------- -------------------

a This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management".
c Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.
d AEFC and American Express Financial Advisors Inc. agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 1.35% for a minimum period ending Oct. 31, 1999. Any waiver or reimbursement applies to each class on a pro rata basis. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursements were 1.33% for Class A, 2.08% for Class B and 1.33% for Class Y.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                  1 year            3 years          5 years           10 years
Class Aa          $657              $989             $1,343            $2,341
Class Bb          $741              $1,143           $1,471            $2,534d
Class Bc          $241              $743             $1,271            $2,534d
Class Y           $166              $514             $888              $1,938


a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC. c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


Portfolio manager
The Fund's assets are invested in World Technologies Portfolio (the Portfolio), which is managed by AEFC. Louis Giglio, portfolio manager, joined AEFC in January 1994 as a senior equity analyst. He has managed the assets of the Portfolio since November 1996. He also serves as portfolio manager of IDS Strategy Aggressive Fund and IDS Life Series Fund, Equity Portfolio. Prior to joining AEFC he had eight years of experience as a financial analyst with Bear, Stearns & Co. Inc. covering the microcomputer software and computer services industries.

BUYING AND SELLING SHARES

Valuing Fund Shares
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market value, or where market quotations are not readily available on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


Investment Options
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A

Maximum sales charge of 5%

Initial sales charge waived or reduced for certain purchases

No annual distribution fee

Service fee of 0.175% of average daily net assets

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 0.75% of average daily net assets*

Service fee of 0.175% of average daily net assets

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                               Use the Social Security or Employer Identification
                                                        number of:
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Individual or joint account                             The individual or one of the individuals listed on
                                                        the joint account
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Custodian account of a minor                            The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

A living trust                                          The grantor-trustee
                                                        (the person who puts the money into the trust)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

An irrevocable trust,                                   The legal entity
pension trust or estate                                 (not the personal representative or trustee, unless
                                                        no legal entity is designated in the account title)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Sole proprietorship                                     The owner
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Partnership                                             The partnership
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Corporate                                               The corporation
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Association, club or                                    The organization
tax-exempt organization
------------------------------------------------------- -----------------------------------------------------


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

(1) By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100
Account balances:                   $300
Qualified accounts:                 none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

(2) By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans: o automatic payroll deduction, o bank authorization, o direct deposit of Social Security check, or o other plan approved by the Fund.

Minimum amounts
Initial investment:                 $100
Additional investments:             $50/mo. for qualified accounts; $100/mo.
                                    for nonqualified accounts
Account balances:                   none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

(3) By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

-------------------------------------------------------------------------------
Sales Charges
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                         Sales charge as percentage of:a
                                     Public offering              Net amount
                                         priceb                    invested
Up to $50,000                              5.0%                       5.26%
-------------------------------------------------------------------------------
Next $50,000                               4.5                        4.71
Next $400,000                              3.8                        3.95
Next $500,000                              2.0                        2.04
$1,000,000 or more                         0.0                        0.00
------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 30 days after a sale of shares (up to the amount sold):

     - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

     - through or under a wrap fee product sponsored by AEFA,

     - within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     - within the University of Massachusetts After-Tax Savings Program,

     - with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is                         The CDSC
made during the:                  percentage rate is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is: - at least 59 1/2 years old and - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by
         AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) or - selling under an approved substantially equal periodic payment arrangement.

Exchanging/Selling Shares
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

(1) By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o your TIN,
o the dollar amount or number of
shares you want to exchange or sell, o signature(s) of all registered account owners,
o for sales,  indicate how you want your money  delivered to you, and
o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or
612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100

Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

(1) By regular or express mail:
o    Mailed to the address on record.
o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

(2) By wire or electronic funds transfer:
 o Minimum wire: $1,000.
 o Request that money be wired to your bank.
 o Bank account must be in the same ownership as the IDS fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis. o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. If so, the Fund will notify you.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If your proceeds from a sale are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. If you sell shares for less than their cost the difference is a capital loss. If you buy Class A shares of another fund in the IDS Mutual Fund Group and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

Master/Feeder Structure
This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio, (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:


---------------------------------------------

      Investors buy shares in the Fund
---------------------------------------------

                     ~/
---------------------------------------------

    The Fund buys units in the Portfolio
---------------------------------------------

                     ~/
---------------------------------------------

 The Portfolio invests in securities, such
             as stocks or bonds
---------------------------------------------

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

About the Company

Business Structure
                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------

-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                         The Fund                     Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services  The Fund                                  receives portion of
   on the number of                 for the Fund;     invests                                     sales charge or
accounts it services.               receives a fee    its                                             CDSC and
                                   based on assets.   assets in                                  distribution fee.
                                                      the                                         Also provides a
                                                      Portfolio.                                 variety of ongoing
                                                      The Fund                                      shareholder
                                                      and/or                                         services.
                                                      Portfolio
                                                         have
-----------------------          ---------------------           ---------------------          ---------------------
                                                      contracts
                                 ---------------------           ---------------------          ---------------------
                                 Investment Manager:  with                                           Custodian:
                                   American Express   certain                                     American Express
                                      Financial       service                                      Trust Company
                                     Corporation      providers.
                                                                                                      Provides
                                     Manages the                    The Portfolio                  safekeeping of
                                     Portfolio's                                                 assets; receives a
                                   investments and                                                fee that varies
                                    receives a fee                                              based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
                                 ---------------------           ---------------------          ---------------------

* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.72% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

American Express Financial Corporation
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $77 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $196 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

Quick Telephone reference

American Express Financial Advisors
Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries:  800-862-7919

TTY Service
For the hearing impaired:    800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions: 800-862-7919 financial highlights


IDS Innovations Fund

FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changes(a)
                                               Class A                   Class B                          Class Y

                                         1998        1997b          1998         1997b               1998          1997b

Net asset value,                        $5.27        $5.00         $5.23         $5.00              $5.27          $5.00
beginning of period

Income from investment operations:

Net investment income (loss)            (.07)         (.06)         (.11)         (.09)              (.07)          (.06)

Net gains (losses) (both                  .21          .33           .21           .32                .21            .33
realized and unrealized)

Total from investment operations          .14          .27           .10           .23                .14            .27

Net asset value,                        $5.41        $5.27         $5.33         $5.23              $5.41          $5.27
end of period

Ratios/supplemental data:
                                               Class A                    Class B                        Class Y
                                         1998        1997b          1998          1997b              1998          1997b

Net assets, end of period              $3,572       $3,476          $107          $105               $108           $105
(in thousands)

Ratio of expenses to                   1.33%d     1.35% c,d        2.08%d       2.10%c,d             1.33%d       1.35%c,d
average daily net assets

Ratio of net investment income
(loss) to average                       (1.29%)    (1.26%)c       (2.04%)c      (2.00%)c           (1.29%)c       (1.25%)c
daily net assets

Total return(e)                           2.68%       5.38%        1.91%         4.62%              2.68%          5.38%

Portfolio turnover rate                    200%        164%         200%          164%               200%           164%
(excluding short-term securities)
for the underlying Portfolio



a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.
c Adjusted to an annual basis.
d AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.63% and 2.36% for Class A, 2.38% and 3.11% for Class B and 1.63% and 2.36% for Class Y for the periods ending 1998 and 1997, respectively.
e Total return does not reflect payment of a sales charge.

The  information  in these  tables has been  audited by KPMG Peat  Marwick  LLP,
independent   auditors.   The  independent   auditors'   report  and  additional
information about the performance of the Fund are contained in the Fund's annual report which,  if not included  with this  prospectus,  may be obtained  without charge.


AMERICAN
EXPRESS
Financial
Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semi-annual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919  TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-5696

TICKER SYMBOL

Class A: N/A      Class B: N/A      Class Y: N/A

                             IDS GLOBAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         IDS INNOVATIONS FUND (the Fund)

                                  Dec. 30, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist.................................................p.

Fundamental Investment Policies.......................................p.

Investment Strategies and Types of Investments........................p.

Information Regarding Risks and Investment Strategies.................p.

Security Transactions.................................................p.

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation................................p.

Performance Information...............................................p.

Valuing Fund Shares...................................................p.

Investing in the Fund.................................................p.

Selling Shares........................................................p.

Pay-out Plans.........................................................p.

Capital Loss Carryover................................................p.

Taxes.................................................................p.

Agreements............................................................p.

Organizational Information............................................p.

Board Members and Officers............................................p.

Compensation for Board Members........................................p.

Independent Auditors..................................................p.

Appendix:  Description of Ratings.....................................p.

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X|       ALL mutual funds have costs that lower investment
                              return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around.  Compare a mutual fund with others of
the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in World Technologies Portfolio (the Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund and Fund have not borrowed in the past and have no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are is allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


-------------------------------------------------------------------------------
Investment strategies & types of investments:                 IDS Innovations


                                                         Allowable for the Fund?
Agency and Government Securities                                       yes
Borrowing                                                              yes
Cash/Money Market Instruments                                          yes
Collateralized Bond Obligations                                        yes
Commercial Paper                                                       yes
Common Stock                                                           yes
Convertible Securities                                                 yes
Corporate Bonds                                                        yes
Debt Obligations                                                       yes
Depositary Receipts                                                    yes
Derivative Instruments                                                 yes
Foreign Currency Transactions                                          yes
Foreign Securities                                                     yes

High-Yield (High-Risk) Securities (Junk Bonds)                         yes

Illiquid and Restricted Securities                                     yes
Indexed Securities                                                     yes
Inverse Floaters                                                       no
Investment Companies                                                   yes
Lending of Portfolio Securities                                        yes
Loan Participations                                                    yes
Mortgage- and Asset-Backed Securities                                  yes
Mortgage Dollar Rolls                                                  no
Municipal Obligations                                                  yes
Preferred Stock                                                        yes
Real Estate Investment Trusts                                          yes
Repurchase Agreements                                                  yes
Reverse Repurchase Agreements                                          yes
Short Sales                                                            no
Sovereign Debt                                                         yes
Structured Products                                                    yes
Variable- or Floating-Rate Securities                                  yes
Warrants                                                               yes
When-Issued Securities                                                 yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                   yes
----------------------------------------------------------- -------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in companies in the information technology sector.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.


o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
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RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage-and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; a second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)


High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities with each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $9,329 for fiscal year ended 1998, $3,626 for the fiscal year ended 1997. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 1998, transactions amounting to $51,000, on which $120 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 200% in the most recent fiscal year, and 164% in the fiscal period before. Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last two fiscal periods to brokers affiliated with AEFC is contained in the following table:

                         As of the end of Fiscal Period,

                                              1998                                         1997
                   ----------------------------------------------------------------   --------------


                                                                     Percent of
                   ---------------  ---------------  --------------  Aggregate        ---------------
                                                                     Dollar Amount
                                                                     of
                                    Aggregate        Percent of      Transactions     Aggregate
                                    Dollar amount    Aggregate       Involving        Dollar Amount
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker
American           Wholly-owned     $45              0.48%           0.91%            $0
Enterprise         subsidiary of
Investment         AEFC
Services Inc.
------------------


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------


Class A               $3,678,180      divided by        660,000           equals            5.573
Class B                  109,820                         20,000                             5.491
Class Y                  111,460                         20,000                             5.573


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, 5.573, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $5.87. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------

First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------

First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryover of $343,832 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:



                                    2005                        2006
                                    ----                        ----
                                    $244,889                    $98,943


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.720%
Next               0.25            0.695
Next               0.25            0.670
Next               0.25            0.645
Next               1.00            0.620
Over               2.00            0.595

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.720% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $32,945 for fiscal year 1998, and $27,140 for fiscal period 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $36,946 for fiscal year 1998, and $20,542 for fiscal period 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.060%
Next         0.25                  0.055
Next         0.25                  0.050
Next         0.25                  0.045
Next         1.00                  0.040
Over         2.00                  0.035

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.060% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $2,389 for fiscal year 1998, and $1,973 for fiscal period 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $0 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $0. The amounts were $0 and $0 for fiscal period 1997.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $844. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president-assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 26 meetings, received the following compensation:


                               Compensation Table

                                                                                   Total cash compensation
                              ------------------------  -------------------------  from the IDS MUTUAL
                                                                                   FUND GROUP and
Board member                  Aggregate compensation    Aggregate compensation     Preferred Master Trust
                              from the Fund             from the Portfolio         Group


H. Brewster Atwater, Jr.      $0                        $0                         $102,900
-----------------------------
Lynne V. Cheney                 0                         0                            93,900
-----------------------------
Robert F. Froehlke              0                         0                            10,200
-----------------------------
Heinz F. Hutter                 0                         0                          101,400
-----------------------------
Anne P. Jones                   0                         0                            98,400
-----------------------------
Alan K. Simpson                 0                         0                            84,400
-----------------------------
Edson W. Spencer                0                         0                          102,400
-----------------------------
Wheelock Whitney                0                         0                          102,900
-----------------------------
C. Angus Wurtele                0                         0                          105,900


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   Fitch lnvestors Service, lnc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

AAA Highest credit quality. The risk factors are negligible, being only slightly
more  than  for  risk-free  U.S.   Treasury   debt.   --------------------------
---------------------------------------------------

 AA+ High credit quality. Protection factors are strong. Risk is modest, but may AA vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------

 BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- ---------------------------------------------------

BB+ Below investment grade but deemed likely to meet obligations when due. Present BB or prospective financial protection factors fluctuate according to industry BB- conditions or company fortunes. Overall quality may move up or down
frequently      within      this      category.       --------------------------
--------------------------------------------------------------------------------

B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to B-economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

 -------------------------- ---------------------------------------------------

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.

--------------------------------------------------------------------------------

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP  Preferred   stock  with  dividend   arrearages.
--------------------------------------------------------------------------------


                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                            Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3 Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3  Obligations   supported  by  a  satisfactory  capacity  for  timely
             repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS GLOBAL SERIES, INC.
We have audited the accompanying statement of assets and liabilities of IDS Emerging Markets Fund (a series of IDS Global Series, Inc.) as of October 31, 1998, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended October 31, 1998 and for the period from November 13, 1996 (commencement of operations) to October 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Emerging Markets Fund at October 31, 1998, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


IDS  EMERGING MARKETS Fund  (This annual report is not part of the prospectus.)



Financial Statements

Statement of assets and liabilities
IDS Emerging Markets Fund

Oct. 31, 1998

 Assets
Investment in Emerging Markets Portfolio (Note 1)                                                         $284,560,828

 Liabilities
Accrued distribution fee                                                                                         1,927
Accrued service fee                                                                                              1,306
Accrued transfer agency fee                                                                                      2,180
Accrued administrative services fee                                                                                740
Other accrued expenses                                                                                          28,245
                                                                                                                ------
Total liabilities                                                                                               34,398
                                                                                                                ------
Net assets applicable to outstanding capital stock                                                        $284,526,430
                                                                                                          ============

 Represented by
Capital stock-- $.01 par value (Note 1)                                                                   $    830,658
Additional paid-in capital                                                                                 481,670,174
                                                                                                           -----------
Excess of distributions over net investment income                                                                (409)
                                                                                                                  ----
Accumulated net realized gain (loss)                                                                      (138,453,248)
                                                                                                          ------------
Unrealized appreciation (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies                                                        (59,520,745)
                                                                                                           -----------
Total-- representing net assets applicable to outstanding capital stock                                   $284,526,430
                                                                                                          ============
Net assets applicable to outstanding shares:                      Class A                                 $187,095,348
                                                                  Class B                                 $ 97,379,486
                                                                  Class Y                                 $     51,596
Net asset value per share of outstanding capital stock:           Class A shares       54,346,327         $       3.44
                                                                  Class B shares       28,704,494         $       3.39
                                                                  Class Y shares           14,972         $       3.45

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998





Statement of operations
IDS Emerging Markets Fund

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                $   7,096,987
Interest                                                                                                     3,537,131
    Less foreign taxes withheld                                                                               (454,237)
                                                                                                              --------
Total income                                                                                                10,179,881
                                                                                                            ----------
Expenses (Note 2):
Expenses allocated from Emerging Markets Portfolio                                                           4,813,927
Distribution fee-- Class B                                                                                     934,695
Transfer agency fee                                                                                          1,134,304
Incremental transfer agency fee-- Class B                                                                       27,590
Service fee
    Class A                                                                                                    425,703
    Class B                                                                                                    217,263
    Class Y                                                                                                         31
Administrative services fees and expenses                                                                      359,269
Compensation of board members                                                                                    7,267
Postage                                                                                                         61,279
Registration fees                                                                                               98,541
Reports to shareholders                                                                                         12,195
Audit fees                                                                                                       5,500
Other                                                                                                              954
                                                                                                                   ---
Total expenses                                                                                               8,098,518
    Earnings credits on cash balances (Note 2)                                                                 (16,369)
                                                                                                               -------
Total net expenses                                                                                           8,082,149
                                                                                                             ---------
Investment income (loss) -- net                                                                              2,097,732
                                                                                                             ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                 (136,475,885)
    Foreign currency transactions                                                                           (2,739,059)
                                                                                                            ----------
Net realized gain (loss) on investments                                                                   (139,214,944)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies                                         (10,110,207)
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                     (149,325,151)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                          $(147,227,419)
                                                                                                         =============

See accompanying notes to financial statements.


IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)






Statements of changes in net assets
IDS Emerging Markets Fund
                                                                                Year ended        For the period from
                                                                             Oct. 31, 1998              Nov. 13, 1996*
                                                                                                     to Oct. 31, 1997

 Operations and distributions
Investment income (loss)-- net                                                 $  2,097,732               $     79,761
Net realized gain (loss) on investments                                        (139,214,944)                 8,025,874
Net change in unrealized appreciation (depreciation)
on investments and on translation of assets and
liabilities in foreign currencies                                               (10,110,207)               (49,410,538)
                                                                                -----------                -----------
Net increase (decrease) in net assets resulting from operations                (147,227,419)               (41,304,903)
                                                                               ------------                -----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                          --                    (22,017)
        Class B                                                                          --                     (5,559)
        Class Y                                                                          --                         (2)
Net realized gain
        Class A                                                                  (6,690,278)                        --
        Class B                                                                  (3,376,992)                        --
        Class Y                                                                         (28)                        --
                                                                                        ---                       ----
Total distributions                                                             (10,067,298)                   (27,578)
                                                                                -----------                    -------
 Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                     228,859,553                311,266,815
    Class B shares                                                               70,357,289                134,661,568
    Class Y shares                                                                   69,513                         --
Reinvestment of distributions at net asset value
    Class A shares                                                                6,531,285                     21,345
    Class B shares                                                                3,367,493                      5,556
    Class Y shares                                                                       28                          2
Payments for redemptions
    Class A shares                                                             (188,924,322)               (40,884,846)
    Class B shares (Note 2)                                                     (36,066,245)                (6,113,706)
    Class Y shares                                                                     (700)                        --
                                                                                       ----                        ---
Increase (decrease) in net assets from capital share transactions                84,193,894                398,956,734
                                                                                 ----------                -----------
Total increase (decrease) in net assets                                         (73,100,823)               357,624,253
Net assets at beginning of period                                               357,627,253                      3,000
                                                                                -----------                      -----
Net assets at end of period                                                    $284,526,430               $357,627,253
                                                                               ============               ============
Undistributed (excess of distributions over)
  net investment income                                                        $       (409)              $      3,766
                                                                               ------------               ------------

* Commencement of operations.
See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998


Notes to Financial Statements
IDS Emerging Markets Fund


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of IDS Global  Series,  Inc.  and is  registered  under the
Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively. Operations began on Nov. 13, 1996.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio
The Fund invests all of its assets in Emerging Markets Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with long-term growth of capital by investing primarily in stocks of companies in developing countries offering growth potential.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


IDS  EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Oct. 31, 1998 was 99.85%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of  estimates
Preparing financial statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $2,101,907 and accumulated net realized gain has been increased by $2,742,265 resulting in a net reclassification adjustment to decrease paid-in capital by $640,358.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


(This annual report is not part of the prospectus.) annual report -- 1998

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15
o  Class B $16
o  Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Funds average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,846,800 for Class A and $140,002 for Class B for the year ended Oct. 31, 1998.

During the year ended Oct. 31, 1998, the Fund's transfer agency fees were reduced by $16,369 as a result of earnings credits from overnight cash balances.


IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                Year ended Oct. 31, 1998
                                         Class A          Class B     Class Y
Sold                                    51,479,915     14,823,640      14,979
Issued for reinvested distributions      1,259,650        654,772           5
Redeemed                               (44,030,447)    (8,384,612)       (212)
Net increase (decrease)                  8,709,118      7,093,800      14,772

                                             Period ended Oct. 31, 1997*
                                           Class A        Class B     Class Y
Sold                                    52,439,540     22,629,543          --
Issued for reinvested distributions          4,182          1,089          --
Redeemed                                (6,806,713)    (1,020,138)         --
Net increase (decrease)                 45,637,009     21,610,494          --
*Inception date was Nov. 13, 1996.

4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund had a capital loss carryover of $138,453,248 at Oct. 31, 1998, that will expire in 2006 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.


5. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund, based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Oct. 31, 1998.


6. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected information is presented on page 29 of the prospectus.


(This annual report is not part of the prospectus.) annual report -- 1998

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Emerging Markets Portfolio (a series of World Trust) as of October 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the year ended October 31, 1998 and for the period from November 13, 1996 (commencement of operations) to October 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio at October 31, 1998, and the results of its operations and the changes in its net assets for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)




Financial Statements
Statement of assets and liabilities
Emerging Markets Portfolio

Oct. 31, 1998

 Assets
Investments in securities, at value (Note 1)
    (identified cost $351,239,414)                                                                        $291,628,013
Cash in bank on demand deposit                                                                               6,303,634
Dividends and accrued interest receivable                                                                      120,061
Receivable for investment securities sold                                                                    2,369,880
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                               410
                                                                                                                   ---
Total assets                                                                                               300,421,998
                                                                                                           -----------

 Liabilities
Payable for investment securities purchased                                                                  8,338,800
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                             6,153
Payable upon return of securities loaned (Note 4)                                                            6,962,900
Accrued investment management services fee                                                                       8,216
Other accrued expenses                                                                                         109,056
                                                                                                               -------
Total liabilities                                                                                           15,425,125
                                                                                                            ----------
Net assets                                                                                                $284,996,873
                                                                                                          ============

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998





Statement of operations
Emerging Markets Portfolio

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                $   7,107,922
Interest                                                                                                     3,540,213
    Less foreign taxes withheld                                                                               (454,949)
                                                                                                              --------
Total income                                                                                                10,193,186
                                                                                                            ----------

Expenses (Note 2):
Investment management services fee                                                                           4,047,093
Compensation of board members                                                                                    7,267
Custodian fees                                                                                                 738,048
Audit fees                                                                                                      16,500
Other                                                                                                           30,194
                                                                                                                ------
Total expenses                                                                                               4,839,102
    Earnings credits on cash balances (Note 2)                                                                 (17,485)
                                                                                                               -------
Total net expenses                                                                                           4,821,617
                                                                                                             ---------
Investment income (loss) -- net                                                                              5,371,569
                                                                                                             ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                        (136,692,602)
    Foreign currency transactions                                                                           (2,745,391)
                                                                                                            ----------
Net realized gain (loss) on investments                                                                   (139,437,993)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     (10,113,028)
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                     (149,551,021)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                          $(144,179,452)
                                                                                                         =============

See accompanying notes to financial statements.


IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)





Statements of changes in net assets
Emerging Markets Portfolio

                                                                                Year ended         For the period from
                                                                             Oct. 31, 1998               Nov. 13, 1996*
                                                                                                      to Oct. 31, 1997

 Operations
Investment income (loss)-- net                                                $  5,371,569                $  1,745,263
Net realized gain (loss) on investments                                       (139,437,993)                  8,130,275
Net change in unrealized appreciation (depreciation )
on investments and on translation of assets and
liabilities in foreign currencies                                              (10,113,028)                (49,497,497)
                                                                               -----------                 -----------
Net increase (decrease) in net assets resulting from operations               (144,179,452)                (39,621,959)
Net contributions (withdrawals) from partners                                   70,718,053                 398,076,231
                                                                                ----------                 -----------
Total increase (decrease) in net assets                                        (73,461,399)                358,454,272
Net assets at beginning of period (Note 1)                                     358,458,272                       4,000
                                                                               -----------                       -----
Net assets at end of period                                                   $284,996,873                $358,458,272
                                                                              ============                ============

* Commencement of operations.
See accompanying notes to financial statements.



(This annual report is not part of the prospectus.) annual report -- 1998


Notes to Financial Statements
Emerging Markets Portfolio


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, two funds affiliated with American Express Financial Corporation (AEFC) invested $4,000 in the Portfolio. Operations began on Nov. 13, 1996.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.


(This annual report is not part of the prospectus.) annual report -- 1998

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.


IDS  EMERGING MARKETS  Fund  (This annual report is not part of the prospectus.)

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board. AEFC has a sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the year ended Oct. 31, 1998, the Portfolio's custodian fees were reduced by $17,485 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $440,677,290 and $333,180,573, respectively, for the year ended Oct. 31, 1998. For the same period, the portfolio turnover rate was 108%. Realized gains and losses are determined on an identified cost basis.


4. LENDING OF PORTFOLIO SECURITIES
As of Oct. 31, 1998, securities valued at $7,205,805 were on loan to brokers. For collateral, the Portfolio received $6,962,900 in cash. Income from securities lending amounted to $331,351 for the year ended Oct. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


(This annual report is not part of the prospectus.) annual report -- 1998



5. FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to                 Currency to               Unrealized               Unrealized
                         be delivered                 be received             appreciation             depreciation
Nov. 2, 1998               1,507,545                  55,455,051                    $410                  $   --
                          U.S. Dollar                Thailand Baht

Nov. 2, 1998              419,033,637                  1,481,365                      --                   6,153
                         Greek Drachma                U.S. Dollar

Total                                                                               $410                   $6,153



IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)




Investments in Securities

Emerging Markets Portfolio
Oct. 31, 1998

(Percentages represent value of investments compared to net assets)

 Common stocks (82.1%)
Issuer                                                                                Shares                   Value(a)

 Argentina (4.4%)
Energy (2.0%)
YPF Sociedad Anonima ADR                                                             199,000                 $5,758,563

Utilities -- telephone (2.4%)
Telefonica de Argentina ADR                                                          210,000                  6,943,125

 Brazil (8.5%)
Beverages & tobacco (1.6%)
Companhia Cervejaria Brahma                                                       10,000,000                  4,694,440

Utilities -- electric (1.6%)
Companhia Energetica de Brasilia                                                  54,800,000(b)                 815,424
Elektro-Eletricidade e Servicos                                                   60,000,000(b)               1,106,400
Light Servicos de Eletricidade                                                    20,995,000                  2,604,787
Total                                                                                                         4,526,611

Utilities -- telephone (5.3%)
Telecomunicacoes Brasileiras                                                         105,400(b,c)             8,003,812
Telecomunicacoes de Minas Gerais Cl B                                             32,900,000                  1,017,695
Telemig Celular Cl C                                                              32,900,000(b)                 308,898
Telerj Celular Cl B                                                               35,000,000(b)               1,085,595
Telesp Participacoes                                                             179,422,000(b)               4,587,462
Total                                                                                                        15,003,462

 Chile (3.8%)
Chemicals (1.2%)
Sociedad Quimica y Minera de Chile ADR                                                99,440                  3,306,380

Utilities -- telephone (2.6%)
Compania de Telecomunicaciones de Chile ADR                                          334,924                  7,347,395

 China (1.3%)
Utilities -- electric
Beijing Datang Power Generation Cl H                                              12,390,000(b)               3,839,661

 Croatia (1.0%)
Banks and savings & loans
Zagrebacka Banka                                                                     271,000(b)               2,921,028

 Egypt (1.7%)
Building materials & construction
Suez Cement GDR                                                                      320,000                  4,720,000

 Greece (8.0%)
Banks and savings & loans (3.1%)
Natl Bank of Greece                                                                   63,000                  8,945,684

Building materials & construction (1.6%)
Titan Cement                                                                          73,000                  4,509,049

Energy (1.3%)
Hellenic Petroleum                                                                   454,760(b)               3,696,835

Transportation (2.0%)
Strintzis Lines                                                                    1,230,360(b)               5,808,899

 Hong Kong (3.4%)
Communications equipment & services (2.1%)
China Telecom                                                                      3,117,000(b)               5,855,596

Industrial equipment & services (0.4%)
First Tractor                                                                      3,800,000                  1,201,940

Multi-industry conglomerates (0.9%)
Shanghai Industrial Holdings                                                       1,127,000                  2,604,722

 Hungary (3.1%)
Banks and savings & loans (0.4%)
OTP Bank GDR                                                                          28,143(b)               1,018,073

Energy (1.4%)
MOL Magyar Olaj-es Gazipari GDR                                                      180,000(c)               4,099,500


Utilities -- telephone (1.3%)
Magyar Tavkozlesi ADR                                                                142,000                  3,816,250

 India (3.6%)
Automotive & related (0.5%)
Tata Engineering & Locomotive GDR                                                    551,000                  1,396,785

Textiles & apparel (0.9%)
Reliance Inds GDR                                                                    488,000                  2,476,600

Utilities -- telephone (2.2%)
Mahanagar Telephone Nigam GDR                                                        573,857(b)               6,168,963

 Indonesia (0.6%)
Building materials & construction (0.5%)
Semen Gesik Tbk                                                                    1,716,000(b)               1,399,913

Utilities -- telephone (0.1%)
Indosat                                                                              360,000                    388,404

 Israel (4.1%)
Banks and savings & loans (0.9%)
Bank Hapoalim                                                                      1,450,000                  2,612,320

Communications equipment & services (2.2%)
NICE-Systems ADR                                                                     182,000(b,c)             3,458,000
Tadiran Telecommunications                                                           100,000                  2,920,900
Total                                                                                                         6,378,900

Computers & office equipment (1.0%)
Formula Systems                                                                      132,000(b)               2,813,039

 Mexico (9.2%)
Beverages & tobacco (5.5%)
Coca-Cola Femsa ADR                                                                  343,200                  5,662,800
Fomento Economico Mexicano ADR                                                       191,800                  4,998,788
Panamerican Beverages Cl A                                                           250,000                  5,062,500
Total                                                                                                        15,724,088


Media (2.0%)
Grupo Televisa                                                                       211,900(b)               5,747,788

Paper & packaging (1.7%)
Kimberly-Clark de Mexico ADR                                                         345,000                  4,941,849

 Peru (2.3%)
Metals
Compania de Minas Buenaventura ADR                                                   534,191                  6,543,840

 Poland (2.9%)
Banks and savings & loans
Bank Rozwoju Eksportu                                                                156,957(b)               3,279,903
BIG Bank Gdanski GDR                                                                 315,000(b)               5,071,500
Total                                                                                                         8,351,403

 Russia (0.5%)
Communications equipment & services
Vimpel-Communications ADR                                                            113,000(b)               1,327,750

 South Africa (6.7%)
Computers & office equipment (2.3%)
Persetel Q Data Holdings                                                             658,000(b)               6,524,136

Energy equipment & services (1.3%)
Sasol                                                                                752,700                  3,691,241

Insurance (1.4%)
Liberty Life Assn of Africa                                                          235,000                  4,030,368

Metals (1.7%)
Anglo American Platinum                                                              316,705(b)               4,809,292

 South Korea (5.4%)
Commercial finance (0.7%)
Housing & Commercial Bank GDR                                                        500,000(b,d)             2,037,500

Electronics (3.7%)
Samsung Display Devices                                                               79,300(b)               2,974,876
Samsung Electronics GDR                                                              331,000(b)               7,588,174
Total                                                                                                        10,563,050


Utilities -- electric (1.0%)
Korea Electric Power                                                                 155,700(b)               2,772,982

 Taiwan (4.9%)
Computers & office equipment (1.0%)
Synnex Technology Intl                                                               781,000(b)               2,827,220

Electronics (2.9%)
Compal Electronics                                                                 1,986,600(b)               6,188,060
Taiwan Secom                                                                         948,220(b)               2,193,233
Total                                                                                                         8,381,293

Retail (1.0%)
President Chain Store                                                                878,000(b)               2,802,576

 Thailand (1.7%)
Banks and savings & loans (1.2%)
Thai Farmers Bank                                                                  2,685,000(b)               3,394,914

Media (0.5%)
BEC World Public                                                                     232,000(b)               1,425,756

 Turkey (3.8%)
Banks and savings & loans (1.6%)
Akbank T.A.S.                                                                    154,000,000                  2,272,578
Yapi Kredit Finance                                                              205,850,000                  2,323,017
Total                                                                                                         4,595,595

Electronics (0.9%)
Vestel Elektronik Sanayi ve Ticaret                                               32,000,000(b)               2,611,200

Multi-industry conglomerates (1.3%)
Dogan Sirketler Grubu Holdings                                                   412,500,000                  3,724,050

 Venezuela (1.0%)
Utilities -- telephone
Compania Anonima Nacional Telefonos
    de Venezuela ADR                                                                 180,000                  2,790,000

Total common stocks
(Cost: $290,503,151)                                                                                       $233,870,028


See accompanyingnotes to investments in securities.

(This annual report is not part of the prospectus.) annual report -- 1998





Preferred stock (1.9%)
Issuer                                                                                Shares                   Value(a)

Brazil
Companhia Vale do Rio Doce                                                           350,000                 $5,281,247

Total preferred stock
(Cost: $8,259,525)                                                                                           $5,281,247

 Short-term securities (18.5%)
Issuer                                                  Annualized                    Amount                   Value(a)
                                                     yield on date                payable at
                                                       of purchase                  maturity

U.S. government agencies (13.5%)
Federal Home Loan Bank Disc Nt
    11-12-98                                                     5.10%            $6,800,000                 $6,788,485
Federal Home Loan Mtge Corp Disc Nts
    11-03-98                                                     5.12              3,400,000                  3,398,555
    11-19-98                                                     5.15              3,300,000                  3,291,074
    11-30-98                                                     5.13              7,400,000                  7,368,549
    12-02-98                                                     4.79                900,000                    896,188
    12-10-98                                                     4.77              2,300,000                  2,287,861
Federal Natl Mtge Assn Disc Nts
    11-09-98                                                     5.12              6,800,000                  6,791,330
    11-17-98                                                     5.12              7,600,000                  7,581,733
Total                                                                                                        38,403,775

Commercial paper (4.6%)
GTE Funding
    11-10-98                                                     5.30              1,400,000                  1,397,947
Household Finance
    11-02-98                                                     5.53              5,200,000                  5,198,411
Toyota Motor Credit
    11-23-98                                                     5.15              4,600,000                  4,584,924
Xerox Credit
    11-20-98                                                     5.07              1,800,000                  1,794,950
Total                                                                                                        12,976,232


Letter of credit (0.4%)
Chase Manhattan Bank-
Somerset Railroad
    11-20-98                                                     5.37%            $1,100,000                 $1,096,731

Total short-term securities
(Cost: $52,476,738)                                                                                         $52,476,738

Total investments in securities
(Cost: $351,239,414)(e)                                                                                    $291,628,013



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) At Oct. 31, 1998, the cost of securities for federal income tax purposes was $351,239,414 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................$ 13,619,595

Unrealized depreciation............................(73,230,996)

Net unrealized depreciation.......................$(59,611,401)



(This annual report is not part of the prospectus.) annual report -- 1998


                          Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS GLOBAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Global Balanced Fund (a series of the IDS Global Series, Inc.) as of October 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 1998 and for the period from November 13, 1996, (commencement of operations), to October 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Global Balanced Fund at October 31, 1998, and the results of its operations, changes in its net assets and financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


IDS Global  Balanced Fund   (This annual report is not part of the prospectus.)



Financial Statements
Statement of assets and liabilities
IDS Global Balanced Fund

Oct. 31, 1998


 Assets
Investments in securities, at value (Note 1)
    (identified cost $100,315,124)                                                                        $106,359,557
Cash in bank on demand deposit                                                                                 947,028
Dividends and accrued interest receivable                                                                      968,254
Receivable for investment securities sold                                                                      319,255
Unrealized appreciation on foreign currency contracts
    held, at value (Notes 1 and 5)                                                                                 799
Organizational cost                                                                                                 28
                                                                                                                    --

Total assets                                                                                               108,594,921
                                                                                                           -----------


 Liabilities
Payable for investment securities purchased                                                                    859,789
Unrealized depreciation on foreign currency contracts
    held, at value (Notes 1 and 5)                                                                             214,545
Accrued investment management services fee                                                                       2,284
Accrued distribution fee                                                                                           885
Accrued service fee                                                                                                506
Accrued transfer agency fee                                                                                        189
Accrued administrative services fee                                                                                174
Other accrued expenses                                                                                          72,559
                                                                                                                ------

Total liabilities                                                                                            1,150,931
                                                                                                             ---------
Net assets applicable to outstanding capital stock                                                        $107,443,990
                                                                                                          ============



 Represented by
Capital stock-- $.01 par value (Note 1)                                                                   $    185,840
Additional paid-in capital                                                                                 100,921,625
Undistributed net investment income                                                                            212,458
Accumulated net realized gain (loss)                                                                           246,432
Unrealized appreciation (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies (Note 7)                                                 5,877,635
                                                                                                             ---------
Total-- representing net assets applicable to outstanding capital stock                                   $107,443,990
                                                                                                          ============

Net assets applicable to outstanding shares:                      Class A                                 $  63,499,589
                                                                  Class B                                 $  43,943,196
                                                                  Class Y                                 $       1,205
Net asset value per share of outstanding capital stock:           Class A shares        10,967,050        $        5.79
                                                                  Class B shares         7,616,707        $        5.77
                                                                  Class Y shares               208        $        5.79

See accompanying notes to financial statements.


    (This annual report is not part of the prospectus.) annual report -- 1998






Statement of operations
IDS Global Balanced Fund

Year ended Oct. 31, 1998


 Investment income
Income:
Dividends                                                                                                    $ 604,656
Interest                                                                                                     2,100,348
    Less foreign taxes withheld                                                                                (18,482)
                                                                                                               -------

Total income                                                                                                 2,686,522
                                                                                                             ---------
Expenses (Note 2):
Investment management services fee                                                                             636,039
Distribution fee-- Class B                                                                                     240,003
Transfer agency fee                                                                                            153,062
Incremental transfer agency fee-- Class B                                                                        4,231
Service fee
    Class A                                                                                                     84,602
    Class B                                                                                                     55,893
Administrative services fees and expenses                                                                       48,915
Compensation of board members                                                                                    7,267
Custodian fees                                                                                                  70,307
Postage                                                                                                         89,425
Registration fees                                                                                               19,005
Reports to shareholders                                                                                         50,500
Audit fees                                                                                                      16,000
Other                                                                                                           11,153
                                                                                                                ------

Total expenses                                                                                               1,486,402
                                                                                                             ---------
    Less expenses voluntarily reimbursed by AEFA (Note 2)(40,114)
                                                                                                             1,446,288
    Earnings credits on cash balances (Note 2)                                                                 (16,853)
                                                                                                               -------

Total net expenses                                                                                           1,429,435
                                                                                                             ---------
Investment income (loss) -- net                                                                              1,257,087
                                                                                                             ---------


 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                             100,992
    Financial futures contracts                                                                                     10
    Foreign currency transactions                                                                              194,540
    Options contracts written (Note 6)                                                                           3,725
                                                                                                                 -----

Net realized gain (loss) on investments                                                                        299,267
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       4,486,751
                                                                                                             ---------

Net gain (loss) on investments and foreign currencies                                                        4,786,018
                                                                                                             ---------
Net increase (decrease) in net assets resulting from operations                                             $6,043,105
                                                                                                            ==========


See accompanying notes to financial statements.


IDS Global  Balanced Fund   (This annual report is not part of the prospectus.)





Statements of changes in net assets
IDS Global Balanced Fund
                                                                                   Year ended           For the period
                                                                                Oct. 31, 1998       from Nov. 13, 1996*
                                                                                                      to Oct. 31, 1997

 Operations and distributions
Investment income (loss)-- net                                                  $  1,257,087               $   453,136
Net realized gain (loss) on investments                                               299,267                  128,780
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies             4,486,751                 1,390,884
                                                                                   ---------                 ---------
Net increase (decrease) in net assets resulting from operations                    6,043,105                 1,972,800
                                                                                   ---------                 ---------
Distributions to shareholders from:
    Net investment income
        Class A                                                                     (929,021)                 (256,330)
        Class B                                                                     (390,897)                  (99,742)
        Class Y                                                                          (24)                      (16)
    Net realized gain
        Class A                                                                      (81,058)                       --
        Class B                                                                      (51,691)                       --
        Class Y                                                                           (3)                       --
                                                                                          --                      ----
Total distributions                                                               (1,452,694)                 (356,088)
                                                                                  ----------                  --------

 Capital share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                       37,246,605                31,350,589
    Class B shares                                                                26,572,664                19,600,987
Reinvestment of distributions at net asset value
    Class A shares                                                                   955,528                   246,035
    Class B shares                                                                   435,464                    98,569
    Class Y shares                                                                        26                        16
Payments for redemptions
    Class A shares                                                                (8,176,071)               (1,997,729)
    Class B shares (Note 2)                                                       (4,003,221)               (1,095,595)
                                                                                  ----------                ----------
Increase (decrease) in net assets from capital share transactions                 53,030,995                48,202,872
                                                                                  ----------                ----------
Total increase (decrease) in net assets                                           57,621,406                49,819,584
Net assets at beginning of period                                                 49,822,584                     3,000
                                                                                  ----------                     -----
Net assets at end of period                                                     $107,443,990               $49,822,584
                                                                                ============               ===========
Undistributed net investment income                                             $    212,458               $    89,907
                                                                                ------------               -----------

* Commencement of operations.
See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998


Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of IDS Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Fund invests primarily in equity and debt securities of companies throughout the world. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund that represented 200 shares for Class A, Class B and Class Y, respectively. Operations began on Nov. 13, 1996.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at


IDS Global  Balanced Fund   (This annual report is not part of the prospectus.)

fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


    (This annual report is not part of the prospectus.) annual report -- 1998

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $185,406 and accumulated net realized gain has been decreased by $59,469 resulting in a net reclassification adjustment to decrease additional paid-in capital by $125,937.


IDS Global  Balanced Fund  (This annual report is not part of the prospectus.)

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount, is accrued daily. For foreign bonds the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale.

As of Oct. 31, 1998, AEFC owned 208 shares of Class Y.


2. EXPENSES AND SALES CHARGES
The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.79% to 0.67% annually.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

(This annual report is not part of the prospectus.) annual report -- 1998

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services. Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $542,652 for Class A and $22,039 for Class B for the year ended Oct. 31, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

AEFC has agreed to waive certain fees and to absorb certain other of the Funds' expenses until Oct. 31, 1999.

During the year ended Oct. 31, 1998, the Fund's custodian and transfer agency fees were reduced by $16,853 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $109,244,978 and $55,523,826, respectively, for the year ended Oct. 31, 1998. Realized gains and losses are determined on an identified cost basis.


4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Year ended Oct. 31, 1998
                                        Class A          Class B      Class Y

Sold                                  6,478,414        4,626,191           --
Issued for reinvested distributions     168,495           77,135            5
Redeemed                             (1,426,496)        (700,458)          --

Net increase (decrease)               5,220,413        4,002,868            5


                                               Period ended Oct. 31, 1997*
                                        Class A          Class B      Class Y

Sold                                  6,080,386        3,803,795           --

Issued for reinvested distributions      46,529           18,710            3
Redeemed                               (380,478)        (208,866)          --

Net increase (decrease)               5,746,437        3,613,639            3

* Inception date was November 13, 1996.


IDS Global  Balanced Fund  (This annual report is not part of the prospectus.)




5. FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 1998, the Fund had entered into foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to                 Currency to               Unrealized               Unrealized
                         be delivered                 be received             appreciation             depreciation

Nov. 2, 1998                33,969                      55,923                      $ --                $       205
                         U.S. Dollar                 Deutsche Mark

Nov. 3, 1998                434,393                    3,375,231                                              2,031
                         U.S. Dollar                 Swedish Krona

Nov. 4, 1998              201,156,156                   123,448                      743                         --
                         Italian Lira                 U.S. Dollar

Nov. 30, 1998               429,006                     77,264                        56                         --
                          French Franc               U.S. Dollar

Nov. 30, 1998             152,185,250                  1,150,000                      --                    160,786
                          Japanese Yen               U.S. Dollar

Nov. 30, 1998             44,391,255                    330,824                       --                     51,523
                         Japanese Yen                 U.S. Dollar

Total                                                                               $799                   $214,545


6. options contracts written
The number of contracts and premium amounts associated with options contracts written is as follows:

                                          Year ended Oct. 31, 1998
                                                    Puts
                                       Contracts                Premium
Balance Oct. 31, 1997                        --                $     --
Opened                                        5                   3,725
Expired                                      (5)                 (3,725)
Balance Oct. 31, 1998                        --                $     --
See "Summary of significant accounting policies."



(This annual report is not part of the prospectus.) annual report -- 1998


7. INTEREST RATE FUTURES CONTRACTS
As of Oct. 31, 1998, investments in securities included securities valued at $498,704 that were pledged as collateral to cover initial margin deposits on four open purchase contracts. The market value of the open purchase contracts at Oct. 31, 1998 was $457,480 with a net unrealized gain of $19,962. See "Summary of significant accounting policies."


8. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDSFunds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund, based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Oct. 31, 1998.


9. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on page 28 of the prospectus.


IDS Global  Balanced Fund    (This annual report is not part of the prospectus.)




Investments in Securities
IDS Global Balanced Fund
Oct. 31, 1998

(Percentages represent value of investments compared to net assets)

 Common stocks (63.2%)
Issuer                                                                                Shares                   Value(a)

 Australia (0.2%)
Banks and savings & loans
Westpac Banking                                                                       28,608                   $174,097

 Chile (--%)
Utilities -- telephone
Compania de Telecomunicaciones de Chile ADR                                              127                      2,786

 France (6.7%)
Banks and savings & loans (1.2%)
Banque Natl de Paris                                                                  20,709                  1,311,526

Communications equipment & services (0.8%)
Alcatel Alsthom                                                                        8,071                    899,118

Energy (0.9%)
Total Petroleum Cl B                                                                   8,095                    933,842

Food (0.9%)
Sodexho Alliance                                                                       4,708(b)                 914,232

Household products (1.2%)
Rhone-Poulenc Cl A                                                                    29,268                  1,337,905

Leisure time & entertainment (0.6%)
Accor                                                                                  3,300                    693,080

Utilities -- electric (1.1%)
Suez Lyonnaise des Eaux                                                                6,492(b)               1,162,520

 Germany (5.5%)
Automotive & related (0.9%)

Volkswagen AG                                                                         12,415                    933,205


Banks and savings & loans (0.9%)
Bayerische Vereinsbank                                                                11,781                    935,338

Chemicals (0.9%)
Henkel KGaA                                                                           10,893                    930,604

Industrial equipment & services (2.2%)

Mannesmann                                                                            24,191                  2,380,687


Multi-industry conglomerates (0.6%)
Viag                                                                                   1,058(b)                 718,620

 Italy (4.0%)
Banks and savings & loans (3.1%)
Credito Italiano                                                                     370,702                  1,989,928
Instituto Bancario San Paolo di Torino                                                88,341                  1,298,692
Total                                                                                                         3,288,620

Utilities -- telephone (0.9%)
Telecom Italia (New)                                                                 142,880                  1,032,808

 Japan (4.8%)
Computers & office equipment (1.0%)
Canon                                                                                 32,000                    605,405
Fujitsu                                                                               42,000                    446,846
Total                                                                                                         1,052,251

Electronics (1.5%)
Matsushita Communication Industrial                                                   11,000                    508,708
Rohm                                                                                   6,000                    530,244
TDK                                                                                    8,000                    527,156
Total                                                                                                         1,566,108

Financial services (0.1%)
Sumitomo Realty & Development                                                         36,000                    107,798

Health care services (0.6%)
Yamanouchi Pharmaceutical                                                             23,000(b)                 659,116

Industrial equipment & services (0.6%)
Mabuchi Motor                                                                          9,600(b)                 625,998

Media (0.3%)
Sony                                                                                   6,000                    380,953

Utilities -- telephone (0.7%)
NTT Data                                                                                  54(b)                 228,417
NTT Mobile Communication Network                                                         150(b)                 541,828
Total                                                                                                           770,245

 Mexico (0.1%)
Media
Grupo Televisa                                                                         5,700(b)                 154,613

 Netherlands (0.8%)
Household products
Unilever                                                                              83,139                    826,751

 Spain (2.0%)
Banks and savings & loans (1.2%)

Argentaria                                                                            61,925                  1,347,438


Utilities -- telephone (0.8%)
Telefonica de Espana                                                                  18,492(b)                 834,936

 Sweden (0.4%)
Communications equipment & services
Ericsson (LM) Cl B                                                                    20,165                    454,626

 Switzerland (2.5%)
Banks and savings & loans (0.8%)
UBS     3,058                                                                        838,102

Health care (1.7%)

Novartis                                                                               1,049                  1,888,276


 United Kingdom (9.1%)
Banks and savings & loans (0.1%)
Standard Chartered                                                                    10,200(b)                 108,730

Health care (1.0%)
SmithKline Beecham                                                                    85,264                  1,051,280

Media (0.8%)
British Sky Broadcasting Group                                                        99,749                    830,360

Multi-industry conglomerates (2.9%)
General Electric                                                                     252,640                  2,019,553
Williams                                                                             170,821                  1,063,822
Total                                                                                                         3,083,375

Retail (0.8%)
Great Universal Stores                                                                82,658                    898,765

Transportation (0.8%)

Railtrack Group                                                                       33,322                    890,877


Utilities -- telephone (2.7%)
Cable & Wireless Communications                                                      107,556                    809,370
Orange                                                                                89,847(b)                 834,795
Vodafone                                                                              96,757                  1,291,793
Total                                                                                                         2,935,958

 United States (26.9%)
Banks and savings & loans (0.6%)
BankAmerica                                                                           11,746                    674,661

Beverages & tobacco (1.2%)
Philip Morris                                                                         26,000                  1,329,250



Chemicals (1.1%)
Monsanto                                                                              28,500                  1,157,813

Computers & office equipment (4.9%)
Cisco Systems                                                                          9,817(b)                 618,471
Compaq Computer                                                                       42,530                  1,345,011
Electronic Data Systems                                                               37,340                  1,519,271
Intl Business Machines                                                                11,960                  1,775,313
Total                                                                                                         5,258,066

Electronics (1.0%)
Intel                                                                                 12,270                  1,094,331

Financial services (2.0%)

Citigroup                                                                              7,800                    367,088

Fannie Mae                                                                            25,610                  1,813,508
Total                                                                                                         2,180,596


Health care (3.0%)
Lilly (Eli)                                                                           19,700                 $1,594,469
Pfizer                                                                                15,330                  1,645,101
Total                                                                                                         3,239,570

Household products (2.1%)
Colgate-Palmolive                                                                     13,760                  1,216,040
Gillette                                                                              23,360                  1,049,740
Total                                                                                                         2,265,780

Industrial equipment & services (0.6%)
Illinois Tool Works                                                                   10,270                    658,564

Insurance (1.1%)
American Intl Group                                                                   14,350                  1,223,338

Leisure time & entertainment (0.6%)
Disney (Walt)                                                                         22,320                    601,245

Multi-industry conglomerates (0.6%)
General Electric                                                                       7,160                    626,500

Retail (5.9%)
Rite Aid                                                                              36,100                  1,432,719
Safeway 41,630(b)                                                                  1,990,435
Wal-Mart Stores                                                                       17,270                  1,191,630
Walgreen                                                                              35,100                  1,708,931
Total                                                                                                         6,323,715

Utilities -- telephone (2.1%)
AirTouch Communications                                                                9,200(b)                 515,200
MCI WorldCom                                                                          31,400(b)               1,734,850
Total                                                                                                         2,250,050

Total common stocks
(Cost: $62,170,977)                                                                                         $67,839,023

 See accompanying notes to investments in securities.

    (This annual report is not part of the prospectus.) annual report -- 1998





Bonds (31.8%)
Issuer                                                      Coupon                 Principal                   Value(a)
                                                              rate                    amount

 Argentina (0.2%)
Comp Nav Perez Companc
    (U.S. Dollar)
        01-30-04                                                 9.00%              $100,000(d)                 $92,000
Republic of Argentina
    (U.S. Dollar)
        01-30-17                                                11.38                150,000                    144,000
Total                                                                                                           236,000

 Brazil (0.2%)
Espirito Santo - Escelsa
    (U.S. Dollar)
        07-15-07                                                10.00                200,000                    110,000
Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                                10.63                200,000(d)                 108,769
Total                                                                                                           218,769

 Canada (0.5%)
Govt of Canada
    (Canadian Dollar)
        06-01-23                                                 8.00                400,000                    347,181
Rogers Communication
    (Canadian Dollar) Sr Nts
        07-15-07                                                 6.37                300,000                    179,594
Total                                                                                                           526,775

 China (0.1%)
Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-07                                                10.00                300,000(d)                 114,000

 Denmark (1.2%)
Govt of Denmark
    (Danish Krone)
        05-15-03                                                 8.00                600,000                    109,676
        11-10-24                                                 7.00              6,300,000                  1,191,153
Total                                                                                                         1,300,829

 Germany (4.4%)
Federal Republic of Germany
    (Deutsche Mark)
        05-17-02                                                 2.45              2,900,000                  1,801,351
        06-20-16                                                 6.00                850,000                    593,141
        07-04-27                                                 6.50              1,400,000                  1,014,859
Treuhandanstalt
    (Deutsche Mark)
        01-29-03                                                 7.13              2,000,000                  1,368,745
Total                                                                                                         4,778,096

 Greece (0.5%)
Hellenic Republic
    (Greek Drachma)
        03-21-00                                                 9.80            160,000,000                    561,093

 Hong Kong (0.9%)
Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                                 7.75                600,000(d)                 457,227
Guangdong Enterprises
    (U.S. Dollar) Sr Nts
        05-22-07                                                 8.88                200,000(d)                  70,000
Hutchison Whampoa Finance
    (U.S. Dollar) Company Guaranty
        08-01-27                                                 7.50                525,000(d)                 399,236
Total                                                                                                           926,463

 Indonesia (0.1%)
Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                                10.00                100,000                     51,500

 Japan (0.2%)
Sony
    (U.S. Dollar)
        03-04-03                                                 6.13                250,000                    257,092

 Mexico (0.9%)
Banco Nacional de Comercio Exterior
    (U.S. Dollar)
        02-02-04                                                 7.25                500,000                    445,000
Bancomext Trust
    (U.S. Dollar)
        05-30-06                                                11.25                150,000(d)                 145,875
United Mexican States
    (British Pound) Medium-term Nts Series E
        05-30-02                                                14.48                125,000                    173,280
    (U.S. Dollar)
        05-15-26                                                11.50                150,000                    154,406
Total   918,561

 Norway (1.6%)
Govt of Norway
    (Norwegian Krone)
        05-31-01                                                 7.00              5,000,000                    697,665
        11-30-04                                                 5.75              7,200,000                    991,454
Total                                                                                                         1,689,119

 Panama (0.2%)
Banco General
    (U.S. Dollar)
        08-01-02                                                 7.70                250,000(d)                 239,661

 Peru (0.2%)
Southern Peru Copper
    (U.S. Dollar)
        05-30-07                                                 7.90                250,000                    236,423

 Philippines (0.1%)
Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-17                                                 8.35                150,000(d)                 108,006

 Russia (0.1%)
Govt of Russia
    (U.S. Dollar)
        06-10-03                                                11.75                190,000(d)                  45,719
        07-24-05                                                 8.75                410,000(d)                  77,900
Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                                 9.00                150,000(d)                  24,000
Total                                                                                                           147,619

 South Korea (0.6%)
Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                                 8.63                200,000(d)                 148,767
Korea Development Bank
    (U.S. Dollar)
        05-15-06                                                 7.25                 75,000                     60,744
Korea Electric Power
    (U.S. Dollar)
        07-01-02                                                 8.00                200,000                    174,945
Republic of Korea
    (U.S. Dollar)
        04-15-08                                                 8.88                330,000                    300,144
Total                                                                                                           684,600



 Spain (0.5%)
Govt of Spain
    (Spanish Peseta)
        04-30-06                                                 8.80             53,700,000                    490,120

 Sweden (0.5%)
Govt of Sweden
    (Swedish Krona)
        02-09-05                                                 6.00              1,300,000                    180,860
        08-15-07                                                 8.00              1,600,000                    254,794
Paulson Enterprenad
    (Swedish Krona)
        12-15-00                                                 6.14              1,000,000                    123,062
Total                                                                                                           558,716

 United Kingdom (2.6%)
United Kingdom Treasury
    (British Pound)
        03-03-00                                                 9.00                250,000                    435,077
        07-14-00                                                13.00                250,000                    468,007
        06-07-02                                                 7.00                 75,000                    133,254
        06-10-03                                                 8.00                100,000                    187,829
        04-18-05                                                 9.50                340,000                    707,218
        12-07-05                                                 8.50                425,000                    854,431
Total                                                                                                         2,785,816

 United States (15.8%)
ABN-Amro Bank
    (U.S. Dollar) Sub Nts Series B
        05-15-23                                                 7.75                300,000                    308,004
California Infrastructure
    Pacific Gas & Electric
    (U.S. Dollar)
        06-25-03                                                 6.16                400,000                    405,568
Citicorp
    (Deutsche Mark)
        09-19-09                                                 3.47              1,000,000                    654,351
DTE Burns Harbor LLC
    (U.S. Dollar) Sr Nts
        01-30-03                                                 6.57                200,000(d)                 198,198
Federal Natl Mtge Assn
    (U.S. Dollar)
        02-15-08                                                 5.75                900,000                    933,999
        07-01-13                                                 6.00                779,418                    782,778
        03-01-27                                                 7.50                222,251                    227,876
Ford Motor Credit
    (U.S. Dollar)
        09-10-02                                                 6.55                400,000                    413,799
GTE North
    (U.S. Dollar) Series F
        02-15-10                                                 6.38                250,000                    264,728
Morgan (JP)
    (U.S. Dollar) Sr Sub Medium-term Nts Series A
        02-15-12                                                 4.00                100,000(c)                  94,176
Phillips Petroleum
    (U.S. Dollar)
        03-15-28                                                 7.13                200,000                    208,717
Resolution Funding Corp
    (U.S. Dollar) Zero Coupon
        01-15-19                                                 6.76                250,000(e)                  77,945
TU Electric Capital
    (U.S. Dollar) Company Guaranty
        01-30-37                                                 8.18                100,000                    103,778
U.S. Treasury
    (U.S. Dollar)
        11-15-99                                                 5.88              1,350,000                  1,370,184
        11-30-99                                                 5.63                800,000                    810,583
        05-15-00                                                 6.38                500,000                    515,396
        11-15-01                                                 7.50              1,200,000                  1,305,661
        02-28-03                                                 5.50                650,000                    679,148
        02-15-05                                                 7.50                650,000                    755,278
        10-15-06                                                 6.50                465,000                    521,947
        11-15-16                                                 7.50              2,300,000(g)               2,867,549
        02-15-27                                                 6.63              2,500,000                  2,965,826
    TIPS
        01-15-07                                                 3.38                200,000(f)                 202,995
USX
    (U.S. Dollar)
        03-01-08                                                 6.85                200,000                    204,253
Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                                 8.38                125,000(d)                 139,536
Total                                                                                                        17,012,273

 Venezuela (0.3%)
Govt of Venezuela
    (U.S. Dollar) Series DM
        03-31-07                                                 2.42                482,000                    155,327
Venezuela Synthetic
    (Deutsche Mark)
        12-29-03                                                 5.54                350,000                    143,556
Total                                                                                                           298,883

Total bonds
(Cost: $33,764,027)                                                                                         $34,140,414



 See accompanying notes to investments in securities.

 (This annual report is not part of the prospectus.) annual report -- 1998




Short-term securities (4.1%)
Issuer                                                  Annualized                    Amount                   Value(a)
                                                     yield on date                payable at
                                                       of purchase                  maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
        11-17-98                                                 5.11%              $200,000                   $199,519
        12-10-98                                                 4.77              1,600,000                  1,591,556
        12-10-98                                                 4.83              1,600,000                  1,591,449
Federal Natl Mtge Assn Disc Nt
        11-17-98                                                 5.12              1,000,000                    997,596

Total short-term securities
(Cost: $4,380,120)                                                                                           $4,380,120

Total investments in securities
(Cost: $100,315,124)(h)                                                                                    $106,359,557


See accompanying notes to investments in securities.


IDS Global  Balanced Fund   (This annual report is not part of the prospectus.)


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b) Non-income producing.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1998.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                              Notional amount

Purchase contractsBritish Gilt Dec. 1998                              $400,000

(h) At Oct. 31, 1998, the cost of securities for federal income tax purposes was $100,476,651 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation................................$ 9,692,189
Unrealized depreciation.................................(3,809,283)

Net unrealized appreciation............................$ 5,882,906



    (This annual report is not part of the prospectus.) annual report -- 1998

Independent Auditors' Report

THE BOARD AND SHAREHOLDERSIDS
GLOBAL SERIES, INC.
We have audited the accompanying statement of assets and liabilities of IDS Global Bond Fund (a series of IDS Global Series, Inc.) as of October 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1998, and the financial highlights for each of the years in the five-year period ended October 31, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Global Bond Fund at October 31, 1998, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


(This annual report is not part of the prospectus.) annual report -- 1998




Financial Statements
Statement of assets and liabilities
IDS Global Bond Fund

Oct. 31, 1998

 Assets
Investment in World Income Portfolio (Note 1)                                                             $987,712,103
                                                                                                          ------------

 Liabilities
Dividends payable to shareholders                                                                            1,060,991
Accrued distribution fee                                                                                         5,390
Accrued service fee                                                                                              4,721
Accrued transfer agency fee                                                                                      3,701
Accrued administrative services fee                                                                              1,420
Other accrued expenses                                                                                          32,781
                                                                                                                ------
Total liabilities                                                                                            1,109,004
                                                                                                             ---------
Net assets applicable to outstanding capital stock                                                        $986,603,099
                                                                                                          ============

 Represented by
Capital stock-- $.01 par value (Note 1)                                                                   $  1,599,663
Additional paid-in capital                                                                                 967,414,355
Excess of distributions over net investment income                                                          (1,879,333)
Accumulated net realized gain (loss)                                                                         1,571,660
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                      17,896,754
                                                                                                            ----------
Total -- representing net assets applicable to outstanding capital stock                                  $986,603,099
                                                                                                          ============
Net assets applicable to outstanding shares:                      Class A                                 $723,568,515
                                                                  Class B                                 $263,029,311
                                                                  Class Y                                 $      5,273
Net asset value per share of outstanding capital stock:           Class A shares       117,316,487        $       6.17
                                                                  Class B shares        42,648,925        $       6.17
                                                                  Class Y shares               854        $       6.17

See accompanying notes to financial statements.

IDS  Global   Bond  Fund  (This annual report is not part of the prospectus.)







Statement of operations
IDS Global Bond Fund

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                  $   390,393
Interest                                                                                                    68,178,921
    Less foreign taxes withheld                                                                                 (1,124)
                                                                                                                ------
Total income                                                                                                68,568,190
                                                                                                            ----------
Expenses (Note 2):
Expenses allocated from World Income Portfolio                                                               7,548,573
Distribution fee-- Class B                                                                                   1,855,094
Transfer agency fee                                                                                          1,321,358
Incremental transfer agency fee-- Class B                                                                       23,579
Service fee
    Class A                                                                                                  1,269,000
    Class B                                                                                                    430,478
Administrative services fees and expenses                                                                      518,656
Compensation of board members                                                                                    8,092
Postage                                                                                                         99,988
Registration fees                                                                                               70,689
Reports to shareholders                                                                                         25,480
Audit fees                                                                                                       7,625
Other                                                                                                            6,298
                                                                                                                 -----
Total expenses                                                                                              13,184,910
    Earnings credits on cash balances (Note 2)                                                                 (84,936)
                                                                                                               -------
Total net expenses                                                                                          13,099,974
                                                                                                            ----------
Investment income (loss) -- net                                                                             55,468,216
                                                                                                            ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                    3,019,697
    Financial futures contracts                                                                               (712,981)
    Foreign currency transactions                                                                          (14,735,047)
                                                                                                           -----------
Net realized gain (loss) on investments                                                                    (12,428,331)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       3,657,756
                                                                                                             ---------
Net gain (loss) on investments and foreign currencies                                                       (8,770,575)
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $46,697,641
                                                                                                           ===========

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998





Statements of changes in net assets
IDS Global Bond Fund

Year ended Oct. 31,                                                                           1998                1997

 Operations and distributions
Investment income (loss)-- net                                                        $ 55,468,216        $ 50,828,054
Net realized gain (loss) on investments                                                (12,428,331)          5,408,940
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                   3,657,756         (12,524,038)
                                                                                         ---------         -----------
Net increase (decrease) in net assets resulting from operations                         46,697,641          43,712,956
                                                                                        ----------          ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                        (30,807,238)        (32,842,975)
        Class B                                                                         (8,474,182)         (7,066,228)
        Class Y                                                                                (73)                (50)
    Net realized gain
        Class A                                                                        (16,718,446)         (4,577,136)
        Class B                                                                         (5,381,162)         (1,029,102)
        Class Y                                                                                (25)                 (7)
                                                                                               ---                  --
Total distributions                                                                    (61,381,126)        (45,515,498)
                                                                                       -----------         -----------

 Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            156,778,992         207,212,140
    Class B shares                                                                      82,100,674         119,100,620
    Class Y shares                                                                           4,008                  --
Reinvestment of distributions at net asset value
    Class A shares                                                                      42,017,023          31,634,837
    Class B shares                                                                      14,073,295           7,250,496
    Class Y shares                                                                              98                  57
Payments for redemptions
    Class A shares                                                                    (212,414,877)       (177,248,829)
    Class B shares (Note 2)                                                            (60,697,671)        (36,747,365)
                                                                                       -----------         -----------
Increase (decrease) in net assets from capital share transactions                       21,861,542         151,201,956
                                                                                        ----------         -----------
Total increase (decrease) in net assets                                                  7,178,057         149,399,414
Net assets at beginning of year                                                        979,425,042         830,025,628
                                                                                       -----------         -----------
Net assets at end of year                                                             $986,603,099        $979,425,042
                                                                                      ============        ============
Undistributed (excess of distributions over) net investment income                    $ (1,879,333)       $  1,730,528
                                                                                      ------------        ------------

See accompanying notes to financial statements.

IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)



Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio
Effective May 13, 1996, the Fund began investing all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. World Income Portfolio seeks to provide shareholders with high total return through income and growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


 (This annual report is not part of the prospectus.) annual report -- 1998

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Oct. 31, 1998 was 99.93%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of  estimates
Preparing financial statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $19,796,584 and accumulated net realized gain has been increased by $19,796,584.

Dividends to shareholders
Dividends declared daily and paid each calendar quarter from net investment income are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


IDS  Global   Bond  Fund  (This annual report is not part of the prospectus.)

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15.50
o  Class B $16.50
o  Class Y $15.50

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $2,129,148 for Class A and $236,052 for Class B for the year ended Oct. 31, 1998.

During the year ended Oct. 31, 1998 the Fund's transfer agency fees were reduced by $84,936 as a result of earning credits from overnight cash balances.


(This annual report is not part of the prospectus.) annual report -- 1998

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                 Year ended Oct. 31, 1998
                                          Class A         Class B     Class Y
Sold                                   25,531,358      13,366,363         660
Issued for reinvested distributions     6,844,665       2,293,029          16
Redeemed                              (34,618,602)     (9,912,014)         --
Net increase (decrease)                (2,242,579)      5,747,378         676

                                                Year ended Oct. 31, 1997
                                          Class A         Class B     Class Y
Sold                                   33,399,760      19,191,695          --
Issued for reinvested distributions     5,086,811       1,165,774           9
Redeemed                              (28,583,381)     (5,927,484)         --
Net increase (decrease)                 9,903,190      14,429,985           9

4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund, based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Oct. 31, 1998.


5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 30 and 31 of the prospectus.


IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Income Portfolio (a series of World Trust) as of October 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1998. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Trust Portfolio at October 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


(This annual report is not part of the prospectus.) annual report -- 1998



Financial Statements
Statement of assets and liabilities
World Income Portfolio

Oct. 31, 1998

 Assets
Investments in securities, at value (Note 1)
    (identified cost $962,683,471)                                                                       $ 980,150,280
Cash in bank on demand deposit                                                                                 307,887
Dividends and accrued interest receivable                                                                   27,614,075
Receivable for investment securities sold                                                                   12,596,972
U.S. government securities held as collateral for securities loaned (Note 5)                                99,176,580
                                                                                                            ----------
Total assets                                                                                             1,119,845,794
                                                                                                         -------------

 Liabilities
Payable for investment securities purchased                                                                  1,861,664
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                           116,520
Payable upon return of securities loaned (Note 5)                                                          129,406,580
Accrued investment management services fee                                                                      19,819
Other accrued expenses                                                                                          63,097
Total liabilities                                                                                          131,467,680
                                                                                                           -----------
Net assets                                                                                               $ 988,378,114
                                                                                                         =============

See accompanying notes to financial statements.


IDS  Global   Bond  Fund  (This annual report is not part of the prospectus.)





Statement of operations
World Income Portfolio

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                  $   390,650
Interest                                                                                                    68,217,739
    Less foreign taxes withheld                                                                                 (1,124)
                                                                                                                ------
Total income                                                                                                68,607,265
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                           7,213,154
Compensation of board members                                                                                    9,743
Custodian fees                                                                                                 300,058
Audit fees                                                                                                      22,875
Other                                                                                                           15,852
                                                                                                                ------
Total expenses                                                                                               7,561,682
   Earnings credits on cash balances (Note 2)                                                                   (8,111)
                                                                                                                ------
Total net expenses                                                                                           7,553,571
                                                                                                             ---------
Investment income (loss) -- net                                                                             61,053,694
                                                                                                            ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                           3,021,796
    Financial futures contracts                                                                               (713,450)
    Foreign currency transactions                                                                          (15,015,731)
    Options contracts written (Note 7)                                                                         271,000
                                                                                                               -------
Net realized gain (loss) on investments                                                                    (12,436,385)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       3,660,313
                                                                                                             ---------
Net gain (loss) on investments and foreign currencies                                                       (8,776,072)
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $52,277,622
                                                                                                           ===========

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998





Statements of changes in net assets
World Income Portfolio

Year ended Oct. 31,                                                                           1998                1997

 Operations
Investment income (loss)-- net                                                        $ 61,053,694        $ 55,752,766
Net realized gain (loss) on investments                                                (12,436,385)          5,413,929
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                   3,660,313         (12,533,266)
                                                                                         ---------         -----------
Net increase (decrease) in net assets resulting from operations                         52,277,622          48,633,429
Net contributions (withdrawals) from partners                                          (49,153,308)        101,894,400
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                  3,124,314         150,527,829
Net assets at beginning of year                                                        985,253,800         834,725,971
                                                                                       -----------         -----------
Net assets at end of year                                                             $988,378,114        $985,253,800
                                                                                      ============        ============

See accompanying notes to financial statements.


IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)


Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


(This annual report is not part of the prospectus.) annual report -- 1998

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.


IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.


(This annual report is not part of the prospectus.) annual report -- 1998

Illiquid securities
As of Oct. 31, 1998, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 1998 was $1,892,500 representing 1.9% of the net assets. According to board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount, is accrued daily. For foreign bonds the Fund amortizes premium and original issues discount daily and market discount is recognized at the time of sale.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Oct. 31, 1998, the Portfolio's custodian fees were reduced by $8,111 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.



IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)




3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $263,689,715 and $259,088,771, respectively, for the year ended Oct. 31, 1998. For the same period, the portfolio turnover rate was 27%. Realized gains and losses are determined on an identified cost basis.


4. FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 1998, the Portfolio had entered into a foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to                 Currency to               Unrealized               Unrealized
                         be delivered                 be received             appreciation             depreciation
Nov. 27, 1998            1,301,000,000                11,084,320                    $--                   $116,520
                          Japanese Yen                U.S. Dollar

5. LENDING OF PORTFOLIO SECURITIES
As of Oct. 31, 1998,  securities valued at $126,698,990 were on loan to brokers.
For collateral, the Portfolio received $30,230,000 in cash and U.S. government securities valued at 99,176,580. Income from securities lending amounted to $301,432 for the year ended Oct. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. INTEREST RATE FUTURES CONTRACTS
As of Oct. 31, 1998, investments in securities included securities valued at $4,431,558 that were pledged as collateral to cover initial margin deposits on 75 open purchase contracts. The market value of the open purchase contracts at Oct. 31, 1998 was $8,577,750 with a net unrealized gain of $2,512.



(This annual report is not part of the prospectus.) annual report -- 1998




7. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                                   Year ended Oct. 31, 1998
    Puts                                              Calls
                                        Contracts               Premium             Contracts               Premium
Balance Oct. 31, 1997                       --                  $      --               --                 $       --
Opened                                     100                    152,000              100                    134,500
Exercised                                 (100)                  (152,000)              --                         --
Closed                                      --                         --             (100)                  (134,500)
Balance Oct. 31, 1998                       --                  $      --               --                 $       --
See "Summary of significant accounting policies."


See accompanying notes to investments in securities.

IDS  Global   Bond  Fund  (This annual report is not part of the prospectus.)




Investments in Securities

World Income Portfolio
Oct. 31, 1998

(Percentages represent value of investments compared to net assets)

 Bonds (95.5%)(b)
Issuer                                                      Coupon                 Principal                   Value(a)
                                                              rate                    amount

 Argentina (2.8%)
Comp Nav Perez Companc
    (U.S. Dollar)
        01-30-04                                                 9.00%            $1,975,000(d)              $1,817,000
Province of Mendoza
    (U.S. Dollar)
        09-04-07                                                10.00              4,000,000(d)               2,680,197
Republic of Argentina
    (Japanese Yen)
        03-27-01                                                 5.50            880,000,000                  6,984,120
    (U.S. Dollar)
        03-31-05                                                 6.19             10,340,000(e)               8,575,738
        01-30-17                                                11.38              7,300,000                  7,008,000
Total                                                                                                        27,065,055

 Bermuda (0.2%)
Central Euro Media

(Deutsche Mark) Sr Nts Series RG
        08-15-04                                                 4.45              3,925,000                  1,658,819

 Brazil (0.6%)
Comp Paranaense De Energ
    (U.S. Dollar)
        05-02-05                                                 9.75              5,000,000(d)               3,875,000
Espirito Santo - Escelsa
    (U.S. Dollar)
        07-15-07                                                10.00              1,850,000                  1,017,500
Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                                10.63              2,100,000(d)               1,142,078
Total                                                                                                         6,034,578

 Cayman Islands (0.1%)
Roil
    (U.S. Dollar)
        12-05-02                                                12.78              4,570,000(d,h)             1,142,500

 Canada (4.6%)
Govt of Canada
    (Canadian Dollar)
        06-01-23                                                 8.00             50,810,000                 44,100,644
Rogers Cablesystems
    (Canadian Dollar)
        01-15-14                                                 9.65              2,000,000                  1,332,482
Total                                                                                                        45,433,126

 China (1.6%)
Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                                 9.75              3,500,000(d)               1,505,000
        06-15-07                                                10.00              8,750,000(d)               3,325,000
People's Republic of China
    (U.S. Dollar)
        07-03-01                                                 7.38              4,450,000                  4,466,461
Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                                12.00             11,350,000(d)               5,675,000
Total                                                                                                        14,971,461

 Denmark (5.4%)
Govt of Denmark
    (Danish Krone)
        11-15-00                                                 9.00             40,000,000                  6,946,960
        05-15-03                                                 8.00            113,200,000                 20,692,167
        03-15-06                                                 8.00             65,000,000                 12,467,845
        11-10-24                                                 7.00             70,000,000                 13,235,040
Total   53,342,012

 France (1.3%)
Govt of France
    (European Currency Unit)
        04-25-05                                                 7.50              8,710,000                 12,398,154

 Germany (7.4%)
Federal Republic of Germany
    (Deutsch Mark)
        07-22-02                                                 8.00%            20,265,000                $14,060,384
Federal Republic of Germany
    (Deutsche Mark)
        11-11-04                                                 7.50             21,570,000                 15,505,249
        06-20-16                                                 6.00             23,850,000                 16,642,840
        07-04-27                                                 6.50             36,400,000                 26,386,324
Total                                                                                                        72,594,797

 Greece (1.4%)
Hellenic Republic
    (Greek Drachma)
        03-21-00                                                 9.80          2,550,000,000                  8,942,416
        04-01-03                                                 8.90          1,388,000,000                  4,900,126
Total                                                                                                        13,842,542

 Hong Kong (0.8%)
Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                                 7.75              5,500,000(d)               4,191,248
Hutchison Whampoa Finance
    (U.S. Dollar) Company Guaranty
        08-01-27                                                 7.50              5,000,000(d)               3,802,247
Total                                                                                                         7,993,495

 Indonesia (0.6%)
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
        07-01-07                                                10.00              4,350,000                  2,327,250
Indah Kiat Pulp & Paper
    (U.S. Dollar)
        11-01-00                                                 8.88              2,500,000                  1,512,500
Polysindo Intl Finance
    (U.S. Dollar) Company Guaranty
        06-15-06                                                11.38              2,300,000(k)                 414,000
Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                                10.00              2,450,000                  1,261,750


Tjiwi Kimia Intl
    (U.S. Dollar) Company Guaranty
        08-01-01                                                13.25              2,000,000                  1,170,000
Total                                                                                                         6,685,500

 Italy (4.6%)
Govt of Italy
    (Italian Lira)
        01-01-04                                                 8.50         46,125,000,000                 33,947,999
        11-01-26                                                 7.25         15,270,000,000                 11,712,090
Total                                                                                                        45,660,089

 Japan (0.4%)
Matsushita Electric Ind
    (Japanese Yen) Cv Series 4
        03-31-99                                                 1.30            325,000,000                  2,791,425
Nippon Express
    (Japanese Yen) Cv Series 4
        03-31-04                                                 1.0             120,000,000                    998,760
Total                                                                                                         3,790,185

 Malaysia (0.3%)
Petronas
    (U.S. Dollar)
        08-15-15                                                 7.75              4,550,000(d)               2,866,806

 Mexico (4.1%)
Banco Nacional de Comercio Exterior
    (U.S. Dollar)
        02-02-04                                                 7.25              8,000,000(g)               7,119,999
Grupo Televisa
    (U.S. Dollar) Sr Nts Series A
        05-15-03                                                11.38              2,500,000                  2,443,750
Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                                10.13              2,882,928(d)               2,313,549
United Mexican States
    (British Pound) Medium-term Nts Series E
        05-30-02                                                14.48              5,000,000                  6,931,190

United Mexican States
    (U.S. Dollar)
        09-15-16                                                11.38              5,000,000(g)               4,940,625
        05-15-26                                                11.50             16,951,000(g)              17,448,936
Total   41,198,049

 Norway (2.4%)
Govt of Norway
    (Norwegian Krone)
        01-31-99                                                 9.00             65,000,000                  8,839,935
        11-30-04                                                  .77             60,000,000                  8,262,120
        01-15-07                                                 6.75             48,000,000                  7,029,888
Total                                                                                                        24,131,943

 Philippines (0.5%)
Philippine Long Distance Telephone
    (U.S. Dollar) Medium-term Nts Series E
        03-06-07                                                 7.85              6,200,000(d)               4,976,451

 Russia (0.3%)
Alfa-Russia Finance
    (U.S. Dollar) Medium-term Nts Bank Guaranty
        07-28-00                                                10.38              3,000,000                    570,000
Govt of Russia
    (U.S. Dollar)
        06-10-03                                                11.75                585,000(d)                 140,766
        07-24-05                                                 8.75              1,280,000(d)                 243,200
Rostelecom
    (U.S. Dollar)
        02-15-00                                                 9.38              5,000,000(h)                 750,000
Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                                 9.00              4,000,000(d)                 640,000
Total                                                                                                         2,343,966

 Slovenia (1.1%)
Republic of Slovenia
    (Deutsche Mark)
        06-16-04                                                 3.17             17,750,000                 11,055,073

 South Korea (0.9%)
Korea Electric Power
    (U.S. Dollar)
        12-01-03                                                 6.38              5,040,000                  3,928,337
Republic of Korea
    (U.S. Dollar)
        04-15-08                                                 8.88              5,625,000                  5,116,095
Total                                                                                                         9,044,432

 Spain (3.8%)
Govt of Spain

Spanish Peseta)

        04-30-99                                                 9.40          1,500,000,000                 10,942,500
        04-30-06                                                 8.80          2,902,000,000                 26,486,554
Total                                                                                                        37,429,054

 Sweden (4.8%)
Govt of Sweden
    (Japanese Yen) Medium-term Nts
        06-21-99                                                 3.88            600,000,000                  5,263,800
    (Swedish Krona)
        02-09-05                                                 6.00             44,500,000                  6,190,974
        08-15-07                                                 8.00            185,200,000                 29,492,359
Paulson Enterprenad
    (Swedish Krona)
        12-15-00                                                 7.00             56,560,000                  6,960,358
Total                                                                                                        47,907,491

 United Kingdom (12.2%)
Abbey Natl First Capital
    (U.S. Dollar) Sub Nts
        10-15-04                                                 8.20              5,000,000                  5,628,172
Colt Telecom Group
    (Deutsche Mark)
        07-31-08                                                 4.25              6,400,000                  3,438,989
IPC Magazines Group
    (British Pound)
        03-15-08                                                 9.68              2,475,000(d)               3,066,114
Texon Intl
    (Deutsche Mark) Sr Nts
        02-01-08                                                 3.11              4,000,000                  1,907,867


United Kingdom Treasury
    (British Pound)
        03-03-00                                                 9.00             21,700,000                 37,764,705
        06-10-03                                                 8.00             27,000,000                 50,713,911
        12-07-05                                                 8.50              9,200,000                 18,495,919
Total                                                                                                       121,015,677

 United States (32.0%)
Chesapeake
    (U.S. Dollar)
        05-01-03                                                 9.88              1,000,000                  1,181,618
Citicorp
    (Deutsche Mark)
        09-19-09                                                 3.47             10,800,000(b)               7,067,001
Cleveland Electric Illuminating
    (U.S. Dollar)
    1st Mtge Series B
        05-15-05                                                 9.50              3,000,000                  3,349,421
Dayton Hudson
    (U.S. Dollar)
        12-01-22                                                 8.50              3,265,000                  3,583,276
Executive Risk Capital
    (U.S. Dollar)
    Company Guaranty Series B
        02-01-27                                                 8.68              3,500,000                  3,799,910
Federal Natl Mtge Assn
    (U.S. Dollar)

        02-01-27                                                 7.50              3,596,416                  3,687,441

        06-01-27                                                 7.50              6,941,453                  7,117,141
Federal Natl Mtge Assn Global
    (Japanese Yen)
        12-20-99                                                 2.00            500,000,000(b)               4,374,500
General Motors
    (U.S. Dollar)
        07-15-01                                                 9.13              2,000,000                  2,191,757
GTE North
    (U.S. Dollar)
    Series F
        02-15-10                                                 6.38              9,950,000                 10,536,152
MGM Grand
    (U.S. Dollar)
        02-01-05                                                 6.95              7,600,000                  7,709,991

Nationwide CSN Trust
    (U.S. Dollar)
        02-15-25                                                 9.88              7,000,000(d)               8,648,248
New York Life Insurance
    (U.S. Dollar)
        12-15-23                                                 7.50              7,000,000(d)               7,283,144
Overseas Private Investment
    (U.S. Dollar)
    U.S. Govt Guaranty Series 1996A
        01-15-09                                                 6.99              7,500,000                  7,948,950
PDV America
    (U.S. Dollar)
    Sr Nts
        08-01-03                                                 7.88              3,500,000                  3,290,215
Phillips Petroleum
    (U.S. Dollar)
        04-15-23                                                 7.92              3,115,000                  3,448,054
Questar Pipeline
    (U.S. Dollar)
        06-01-21                                                 9.38              1,000,000                  1,135,624
Salomon Smith Barney Holdings
    (U.S. Dollar)
        01-15-03                                                 6.13             10,400,000                 10,454,130
Southern California Gas
    (U.S. Dollar)
    1st Mtge Series BB
        03-01-23                                                 7.38                900,000                    932,599
Swiss Bank
    (U.S. Dollar)
    Sub Deb
        07-15-25                                                 7.50              4,700,000                  4,720,863
TU Electric Capital
    (U.S. Dollar) Company Guaranty
        01-30-37                                                 8.18              6,150,000                  6,382,336
U S WEST Communications
    (U.S. Dollar)
        11-10-26                                                 7.20              6,000,000                  6,252,320

U.S. Treasury
    (U.S. Dollar)
        02-15-00                                                 5.88             10,000,000                 10,199,177
        11-15-01                                                 7.50             62,000,000(g,j)            67,459,162
        02-15-05                                                 7.50             10,000,000                 11,619,659
        11-15-16                                                 7.50             75,100,000(g,j)            93,631,699
    TIPS
        01-15-07                                                 3.38             10,000,000(f)              10,149,756
USX
    (U.S. Dollar)
        03-01-08                                                 6.85              4,775,000                  4,876,535
Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                                 8.38              4,550,000(d)               5,079,092
Total   318,109,771

 Venezuela (0.7%)
Govt of Venezuela
    (U.S. Dollar) Series A
        03-31-07                                                 6.63              1,011,939                    586,925
Govt of Venezuela
    (U.S. Dollar) Series B
        03-31-07                                                 6.75             10,523,810                  6,103,808
Total                                                                                                         6,690,733

Total bonds
(Cost: $921,168,075)                                                                                       $939,381,759

 Preferred stock & other (0.4%)
Issuer                                                                                Shares                   Value(a)
Mexico Value
    Rights                                                                             1,000(i)                      $--
Pinto Totta Intl Finance
    7.77%                                                                             50,000(b,d,k)           4,253,125

Total preferred stock & other
(Cost: $5,000,000)                                                                                           $4,253,125


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.) annual report -- 1998






Short-term securities (3.7%)
Issuer                                                  Annualized                    Amount                   Value(a)
                                                     yield on date                payable at
                                                       of purchase                  maturity
U.S. government agencies (2.4%)
Federal Farm Credit Disc Nts
        11-02-98                                                 5.11%            $5,200,000                 $5,198,530
        11-19-98                                                 5.12              5,900,000                  5,884,149
Federal Home Loan Bank Disc Nts
        11-12-98                                                 5.10              2,900,000                  2,895,089
        11-25-98                                                 4.93              2,100,000                  2,092,825
Federal Home Loan Mtge Corp Disc Nts
        11-30-98                                                 4.79              6,000,000                  5,976,150
        12-02-98                                                 4.79              2,300,000                  2,290,258
Total                                                                                                        24,337,001

Commercial paper (1.3%)
BellSouth Telecommunications
        11-03-98                                                 5.24              1,500,000                  1,499,348
Ciesco LP
        12-08-98                                                 5.11              1,200,000                  1,193,565
Commerzbank U.S. Finance
        11-03-98                                                 5.27              2,200,000                  2,199,038
Daimler-Benz
        11-04-98                                                 5.27              1,600,000                  1,599,067
Delaware Funding
        11-04-98                                                 5.32              2,400,000(c)               2,398,587
        11-16-98                                                 5.42              1,200,000(c)               1,197,120

Paccar Financial

        11-13-98                                                 5.12                600,000                    598,895
Pioneer Hi-Bred
        12-04-98                                                 5.12              1,500,000                  1,492,775
Total                                                                                                        12,178,395

Total short-term securities
(Cost: $36,515,396)                                                                                         $36,515,396

Total investments in securities
(Cost: $962,683,471)(l)                                                                                    $980,150,280


IDS  Global   Bond  Fund  (This annual report is not part of the prospectus.)


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1998, the value of foreign securities represented 63.3% of net assets.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1998.

(f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1998, is as follows:

Security                             Acquisition dates                  Cost

Roil*   (U.S. Dollar) 12.78% 2002         04-30-98                $4,432,900

Rostelecom U.S. Dollar) 9.38% 2000        04-28-97                 5,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Negligible market value.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                             Notional amount

Purchase contracts
British Gilt Futures                                            $7,500,000

(k) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(l) At Oct. 31, 1998, the cost of securities for federal income tax purposes was $963,184,681 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.............................$67,535,482
Unrealized depreciation.............................(50,569,883)

Net unrealized appreciation.........................$16,965,599


IDS  Global   Bond  Fund  (Thisannual report is not part of the prospectus.)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS GLOBAL SERIES, INC.
We have audited the accompanying statement of assets and liabilities of IDS Global Growth Fund (a series of IDS Global Series, Inc.) as of October 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended October 31, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Global Growth Fund at October 31, 1998, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


IDS GLOBAL GROWTH FUND  (This annual report is not part of the prospectus.)




Financial Statements
Statement of assets and liabilities
IDS Global Growth Fund

Oct. 31, 1998

 Assets
Investment in World Growth Portfolio (Note 1)                                                           $1,279,305,802
                                                                                                        --------------

 Liabilities
Accrued distribution fees                                                                                        5,901
Accrued service fee                                                                                              5,931
Accrued transfer agency fee                                                                                      6,395
Accrued administrative services fee                                                                              1,709
Other accrued expenses                                                                                          28,039
                                                                                                                ------
Total liabilities                                                                                               47,975
                                                                                                                ------
Net assets applicable to outstanding capital stock                                                      $1,279,257,827
                                                                                                        ==============

 Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    1,646,038
Additional paid-in capital                                                                               1,066,310,404
Undistributed net investment income                                                                          1,531,548
Accumulated net realized gain (loss)                                                                        61,693,158
Unrealized appreciation (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies                                                        148,076,679
                                                                                                           -----------
Total-- representing net assets applicable to outstanding capital stock                                 $1,279,257,827
                                                                                                        ==============
Net assets applicable to outstanding shares:                       Class A                              $  961,777,345
                                                                   Class B                              $  294,881,526
                                                                   Class Y                              $   22,598,956
Net asset value per share of outstanding capital stock:            Class A shares       123,296,215     $         7.80
                                                                   Class B shares        38,412,368     $         7.68
                                                                   Class Y shares         2,895,225     $         7.81

See accompanying notes to financial statements.



(This annual report is not part of the prospectus.) annual report -- 1998






Statement of operations
IDS Global Growth Fund

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                 $ 17,001,712
Interest                                                                                                     2,969,316
    Less foreign taxes withheld                                                                               (473,016)
                                                                                                              --------
Total income                                                                                                19,498,012
                                                                                                            ----------
Expenses (Note 2):
Expenses allocated from World Growth Portfolio                                                              10,029,104
Distribution fee-- Class B                                                                                   1,996,877
Transfer agency fee                                                                                          2,172,344
Incremental transfer agency fee-- Class B                                                                       35,600
Service fee
    Class A                                                                                                  1,660,146
    Class B                                                                                                    463,025
    Class Y                                                                                                     22,201
Administrative services fees and expenses                                                                      627,858
Compensation of board members                                                                                    8,092
Postage                                                                                                        117,298
Reports to shareholders                                                                                         36,896
Registration fees                                                                                               66,003
Audit fees                                                                                                       7,500
Other                                                                                                            7,108
                                                                                                                 -----
Total expenses                                                                                              17,250,052
    Earnings credits on cash balances (Note 2)                                                                (126,775)
                                                                                                              --------
Total net expenses                                                                                          17,123,277
                                                                                                            ----------
Investment income (loss) -- net                                                                              2,374,735
                                                                                                             ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                   61,825,600
    Foreign currency transactions                                                                            8,017,151
                                                                                                             ---------
Net realized gain (loss) on investments                69,842,751
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     104,552,683
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      174,395,434
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $176,770,169
                                                                                                          ------------

See accompanying notes to financial statements.



IDS GLOBAL GROWTH FUND  (This annual report is not part of the prospectus.)





Statements of changes in net assets
IDS Global Growth Fund

Year ended Oct. 31,                                                                           1998                1997

 Operations and distributions
Investment income (loss)-- net                                                      $    2,374,735      $    5,641,919
Net realized gain (loss) on investments                                                 69,842,751          28,598,422
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 104,552,683          37,958,543
                                                                                       -----------          ----------
Net increase (decrease) in net assets resulting from operations                        176,770,169          72,198,884
                                                                                       -----------          ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                         (7,470,795)        (28,168,728)
        Class B                                                                           (382,513)         (4,484,312)
        Class Y                                                                           (218,480)           (638,540)
    Net realized gain
        Class A                                                                        (21,935,266)        (53,866,031)
        Class B                                                                         (5,756,015)         (9,804,471)
        Class Y                                                                           (560,473)         (1,160,638)
                                                                                          --------          ----------
Total distributions                                                                    (36,323,542)        (98,122,720)
                                                                                       -----------         -----------
 Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            632,620,737         616,162,763
    Class B shares                                                                      89,227,669         108,742,262
    Class Y shares                                                                      12,429,035          11,904,314
Reinvestment of distributions at net asset value
    Class A shares                                                                      28,787,516          80,789,966
    Class B shares                                                                       6,102,193          14,226,612
    Class Y shares                                                                         778,953           1,799,178
Payments for redemptions
    Class A shares                                                                    (701,086,667)       (696,086,506)
    Class B shares (Note 2)                                                            (49,085,247)        (40,144,963)
    Class Y shares                                                                     (13,337,213)        (11,823,251)
                                                                                       -----------         -----------
Increase (decrease) in net assets from capital share transactions                        6,436,976          85,570,375
                                                                                         ---------          ----------
Total increase (decrease) in net assets                                                146,883,603          59,646,539
Net assets at beginning of year                                                      1,132,374,224       1,072,727,685
                                                                                     -------------       -------------
Net assets at end of year                                                           $1,279,257,827      $1,132,374,224
                                                                                    ==============      ==============
Undistributed (excess of distributions over) net investment income                  $    1,531,548      $    6,092,590
                                                                                    --------------      --------------

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998


Notes to Financial Statements
IDS Global Growth Fund


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio
Effective May 13, 1996, the Fund began investing all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. World Growth Portfolio seeks to provide shareholders with long-term capital growth by investing primarily in equity securities of companies throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


IDS   GLOBALGROWTH   Fund  (This annual report is not part of the prospectus.)

The Fund records its investment in the Portfolio at the value which is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Oct. 31, 1998 was 99.94%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of  estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,136,011 and accumulated net realized gain has been decreased by $8,017,149 resulting in a net reclassification adjustment to increase paid-in capital by $6,881,138.

Dividends to shareholders
An annual dividend from net investment income, declared and paid by the end of the calendar year is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


(This annual report is not part of the prospectus.) annual report -- 1998

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15
o  Class B $16
o  Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares, and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $2,665,861 for Class A and $252,624 for Class B for the year ended Oct. 31, 1998.

During the year ended Oct. 31, 1998, the Fund's transfer agency fees were reduced by $126,775 as a result of earnings credits from overnight cash balances.


IDS   GLOBALGROWTH   Fund  (This annual report is not part of the prospectus.)

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended Oct. 31, 1998
                                        Class A        Class B       Class Y
Sold                                  82,074,721    11,336,548      1,555,777
Issued for reinvested distributions    4,209,318       900,694        113,898
Redeemed                             (91,946,736)   (6,545,440)    (1,755,402)
Net increase (decrease)               (5,662,697)    5,691,802        (85,727)

                                               Year ended Oct. 31, 1997
                                        Class A       Class B        Class Y
Sold                                  87,554,390    15,597,722      1,674,726
Issued for reinvested distributions   12,112,441     2,150,985        269,701
Redeemed                             (98,216,986)   (5,704,957)    (1,643,746)
Net increase (decrease)                1,449,845    12,043,750        300,681

4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund, based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Oct. 31, 1998.

5. FINANCIAL HIGHLIGHTS
Financial highlights showing per share data and selected information is presented on pages 29 and 30 of the prospectus.


(This annual report is not part of the prospectus.) annual report -- 1998

Independent Auditors' Report

THE BOARD OF TRUSTREES AND UNITHOLDERS WORLD TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Growth Portfolio (a series of World Trust) as of October 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1998. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Growth Portfolio at October 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


IDS   GLOBALGROWTH   Fund  (This annual report is not part of the prospectus.)



Financial Statements
Statement of assets and liabilities
World Growth Portfolio

Oct. 31, 1998

 Assets
Investments in securities, at value (Note 1)
    (identified cost $1,162,863,283)                                                                    $1,311,162,411
Cash in bank on demand deposit                                                                               2,516,423
Dividends and accrued interest receivable                                                                    2,362,134
Receivable for investment securities sold                                                                    5,421,897
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                            13,766
U.S. government securities held as collateral (Note 5)                                                      21,166,506
                                                                                                            ----------
Total assets                                                                                             1,342,643,137
                                                                                                         -------------

 Liabilities
Payable for investment securities purchased                                                                 21,452,301
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                           211,632
Payable upon return of securities loaned (Note 5)                                                           40,782,206
Accrued investment management services fee                                                                      25,645
Other accrued expenses                                                                                         126,715
                                                                                                               -------
Total liabilities                                                                                           62,598,499
                                                                                                            ----------
Net assets                                                                                              $1,280,044,638
                                                                                                        ==============

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998




Statement of operations
World Growth Portfolio

Year ended Oct. 31, 1998

 Investment income
Income:
Dividends                                                                                                 $ 17,011,675
Interest                                                                                                     2,966,522
    Less foreign taxes withheld                                                                               (473,292)
                                                                                                              --------
Total income                                                                                                19,504,905
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                           9,358,529
Compensation of board members                                                                                   10,028
Custodian fees                                                                                                 621,463
Audit fees                                                                                                      22,500
Other                                                                                                           30,556
                                                                                                                ------
Total expenses                                                                                              10,043,076
    Earnings credits on cash balances (Note 2)                                                                  (8,144)
                                                                                                                ------
Total net expenses                                                                                          10,034,932
                                                                                                            ----------
Investment income (loss) -- net                                                                              9,469,973
                                                                                                             ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          61,858,688
    Foreign currency transactions                                                                            8,020,842
                                                                                                             ---------
Net realized gain (loss) on investments                                                                     69,879,530
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     104,617,372
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      174,496,902
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $183,966,875
                                                                                                          ============

See accompanying notes to financial statements.


IDS GLOBAL GROWTH FUND  (This annual report is not part of the prospectus.)







Statements of changes in net assets
World Growth Portfolio

Year ended Oct. 31,                                                                           1998                1997

 Operations
Investment income (loss)-- net                                                      $    9,469,973      $   12,285,162
Net realized gain (loss) on investments                                                 69,879,530          28,608,288
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 104,617,372          37,976,694
                                                                                       -----------          ----------
Net increase (decrease) in net assets resulting from operations                        183,966,875          78,870,144
Net contributions (withdrawals) from partners                                          (37,038,141)        (19,158,130)
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                146,928,734          59,712,014
Net assets at beginning of year                                                      1,133,115,904       1,073,403,890
                                                                                     -------------       -------------
Net assets at end of year                                                           $1,280,044,638      $1,133,115,904
                                                                                    ==============      ==============

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.) annual report -- 1998


Notes to Financial Statements
World Growth Portfolio


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a


  IDS GLOBALGROWTH Fund (This annual report is not part of the prospectus.)

loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


(This annual report is not part of the prospectus.)       annual report -- 1998

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount, is accrued daily. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.


IDS GLOBAL GROWTH FUND (This annual report is not part of the prospectus.)




During the year ended Oct. 31, 1998, the Portfolio's custodian fees were reduced by $8,144 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement,  American Express Financial  Advisors
Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $963,189,267 and $1,084,110,516, respectively, for the year ended Oct. 31, 1998. For the same period, the portfolio turnover rate was 80%. Realized gains and losses are determined on an identified cost basis.


4. FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to                 Currency to               Unrealized               Unrealized
                         be delivered                 be received             appreciation             depreciation
Nov. 2, 1998               2,961,857                  23,028,440                  $    --               $  11,951
                          U.S. Dollar               Swedish Krona

Nov. 2, 1998              15,574,728                  20,860,791                       --                 184,990
                          U.S. Dollar                 Swiss Franc

Nov. 3, 1998               3,142,038                  24,413,638                       --                  14,691
                          U.S. Dollar                Swedish Krona

Nov. 4, 1998             3,024,004,644                1,855,810                    11,173                      --
                         Italian Lira                U.S. Dollar

Nov. 30, 1998             19,877,047                  3,579,853                     2,593                      --
                         French Franc                U.S. Dollar

Total                                                                             $13,766                $211,632

5. LENDING OF PORTFOLIO SECURITIES

As of Oct. 31, 1998,  securities  valued at $40,380,975 were on loan to brokers.
For collateral, the Portfolio received $19,615,700 in cash and U.S. government securities valued at $21,166,506. Income from securities lending amounted to $364,652 for the year ended Oct. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


(This annual report is not part of the prospectus.)       annual report -- 1998




Investments in Securities
World Growth Portfolio
Oct. 31, 1998

(Percentages represent value of investments compared to net assets)

 Common stocks (91.4%)
Issuer                                                                                Shares                   Value(a)

 Argentina (0.9%)
Financial services (0.1%)
IRSA Inversiones-Representaciones                                                     34,500                   $892,688

Multi-industry conglomerates (0.4%)
Perez Companc ADR                                                                    550,000(c)               5,401,000

Utilities -- telephone (0.4%)
Telefonica de Argentina ADR                                                          170,000                  5,620,625

 Australia (1.8%)
Insurance (1.0%)
AMP                                                                                1,096,000(b)              13,047,003

Transportation (0.8%)
Brambles Inds                                                                        465,000                 10,205,355

 Canada (2.4%)
Communications equipment & services (0.7%)
Northern Telecom                                                                     200,000                  8,562,500

Multi-industry conglomerates (0.9%)
Bombardier Cl B                                                                    1,005,400(c)              11,956,636

Utilities -- telephone (0.8%)
BCE                                                                                  291,800                  9,939,438

 France (11.0%)
Banks and savings & loans (2.3%)
Banque Natl de Paris                                                                 471,279                 29,846,665

Communications equipment & services (1.5%)
Alcatel Alsthom                                                                      168,342                 18,753,484

Energy (2.4%)
Total Petroleum Cl B                                                                 267,819                 30,895,707


Food (1.7%)
Sodexho Alliance                                                                     112,548(b)              21,855,359

Household products (0.2%)
Rhone-Poulenc Cl A                                                                    63,697                  2,911,730

Leisure time & entertainment (1.3%)
Accor                                                                                 79,748                 16,749,017

Utilities -- electric (1.6%)
Suez Lyonnaise des Eaux                                                              112,289(b)              20,107,546

 Germany (7.0%)
Banks and savings & loans (2.2%)
Bayerische Vereinsbank                                                               354,128(c)              28,115,568

Industrial equipment & services (3.5%)
Mannesmann                                                                           461,530                 45,420,136


Multi-industry conglomerates (1.3%)

Viag                                                                                  25,018(b)              16,992,846

 Italy (10.3%)
Banks and savings & loans (7.8%)
Banca Intesa                                                                       6,003,766(b,c)            30,323,821
Credito Italiano                                                                   7,789,517                 41,814,127
Instituto Bancario San Paolo di Torino                                             1,891,494(c)              27,806,664
Total                                                                                                        99,944,612

Utilities -- telephone (2.5%)
Telecom Italia                                                                     5,659,024                 32,365,644

 Japan (3.5%)
Automotive & related (0.6%)
Honda Motor                                                                          255,000                  7,657,650

Computers & office equipment (0.7%)
Fujitsu                                                                              800,000(c)               8,511,360


Electronics (0.9%)
Fujikura                                                                           1,250,000                 $5,791,500
Ibiden                                                                               413,000(c)               6,272,066
Total                                                                                                        12,063,566

Media (0.5%)
Sony                                                                                  98,000                  6,222,226

Utilities -- telephone (0.8%)
NTT Mobile Communication Network                                                       2,720(b)               9,825,139

 Mexico (0.8%)
Multi-industry conglomerates (0.3%)
Grupo Financiero Banorte Cl B                                                      6,000,000(b)               3,561,534

Paper & packaging (0.5%)
Kimberly-Clark de Mexico                                                           2,400,000                  7,028,088

 Singapore (0.3%)
Financial services
DBS Land                                                                           3,100,000                  3,504,860

 Spain (1.6%)
Utilities -- telephone
Telefonica de Espana                                                                 452,817                 20,445,231

 Sweden (2.1%)
Banks and savings & loans (0.8%)
Nordbanken Holding                                                                 1,785,832                 10,706,063

Communications equipment & services (1.3%)
Ericsson (LM) Cl B                                                                   725,857(b)              16,364,664

 Switzerland (4.1%)
Banks and savings & loans (1.2%)
UBS     57,785                                                                    15,837,054

Health care (2.9%)
Novartis                                                                              20,922                 37,661,144

 United Kingdom (17.4%)
Health care (2.1%)
SmithKline Beecham                                                                 2,147,321                 26,475,824

Media (2.0%)
British Sky Broadcasting Group                                                     3,099,307(b)              25,800,181

Multi-industry conglomerates (4.8%)
General Electric                                                                   4,817,060                 38,506,614
Williams                                                                           3,696,116                 23,018,302
Total                                                                                                        61,524,916

Retail (2.0%)
Great Universal Stores                                                             2,350,454                 25,557,192

Utilities -- telephone (6.5%)
Cable & Wireless Communications                                                    2,856,859                 21,498,150
Orange                                                                             3,704,618(b)              34,420,716
Vodafone                                                                           2,051,629                 27,391,094
Total                                                                                                        83,309,960

 United States (28.0%)
Banks and savings & loans (1.4%)
BankAmerica                                                                          209,820                 12,051,536
BankBoston                                                                           158,800                  5,845,825
Total                                                                                                        17,897,361

Beverages & tobacco (1.3%)
Philip Morris                                                                        330,000                 16,871,250

Chemicals (1.2%)
Monsanto                                                                             374,600                 15,218,125

Computers & office equipment (5.2%)
Cisco Systems                                                                        282,100(b)              17,772,300
Compaq Computer                                                                      588,300                 18,604,987
Electronic Data Systems                                                              343,000                 13,955,813
Intl Business Machines                                                               109,000                 16,179,688
Total                                                                                                        66,512,788


Electronics (1.3%)
Intel                                                                                193,300                 17,239,944

Financial services (1.7%)
Citigroup                                                                            145,300                  6,838,181
Fannie Mae                                                                           212,500                 15,047,656
Total                                                                                                        21,885,837


Health care (2.9%)

Lilly (Eli)                                                                          235,700                 19,076,969
Pfizer                                                                               168,000                 18,028,500
Total                                                                                                        37,105,469

Household products (2.2%)
Colgate-Palmolive                                                                    145,000                 12,814,375
Gillette                                                                             344,200                 15,467,488
Total                                                                                                        28,281,863

Industrial equipment & services (1.1%)
Illinois Tool Works                                                                  213,500                 13,690,688

Insurance (1.2%)
American Intl Group                                                                  182,100                 15,524,025

Leisure time & entertainment (0.7%)
Disney (Walt)                                                                        351,000                  9,455,063

Multi-industry conglomerates (1.1%)
General Electric                                                                     153,900                 13,466,250

Retail (5.7%)
Rite Aid                                                                             460,000                 18,256,250
Safeway 522,900(b)                                                                25,001,155
Wal-Mart Stores                                                                      271,900                 18,761,100
Walgreen                                                                             215,000                 10,467,813
Total                                                                                                        72,486,318


Utilities -- telephone (1.0%)
AirTouch Communications                                                              226,600(b)             $12,689,600

Total common stocks
(Cost: $1,026,385,175)                                                                                   $1,169,964,792




 Other (0.5%)
Issuer                                                                                Shares                   Value(a)

Italy
Banca Intesa
    Warrants                                                                       6,003,766                 $6,042,790

Total other
(Cost: $1,321,578)                                                                                           $6,042,790







 Short-term securities (10.7%)

Issuer                                                  Annualized                    Amount                   Value(a)
                                                     yield on date                payable at
                                                       of purchase                  maturity

U.S. government agencies (4.8%)
Federal Home Loan Bank Disc Nt
    11-25-98                                                     4.93%           $10,000,000                 $9,965,833
Federal Home Loan Mtge Corp Disc Nts
    11-12-98                                                     5.15             12,300,000                 12,279,008
    11-13-98                                                     5.15              7,800,000                  7,785,579
    11-19-98                                                     5.15              6,000,000                  5,983,771
    11-19-98                                                     5.17              6,100,000                  6,083,452
    11-25-98                                                     4.79              7,900,000                  7,873,831
    12-10-98                                                     4.83             10,900,000                 10,841,746
Total                                                                                                        60,813,220

Commercial paper (5.4%)
Associates Corp North America
    11-02-98                                                     5.71             18,600,000                 18,594,100
Barclays U.S. Funding
    11-04-98                                                     5.27              5,000,000                  4,997,083
BMW U.S. Capital
    11-20-98                                                     5.27              3,900,000                  3,888,625

Ciesco LP
    11-24-98                                                     5.26              4,900,000                  4,882,915
Commerzbank U.S. Finance
    11-03-98                                                     5.27             12,400,000                 12,394,575
Glaxo Wellcome
    11-25-98                                                     5.09              1,200,000(d)               1,195,775
Natl Rural Utilities
    12-14-98                                                     5.10              8,100,000                  8,049,807
Paccar Financial
    11-04-98                                                     5.27              8,600,000                  8,594,983
Reed Elsevier
    11-16-98                                                     5.29              4,600,000(d)               4,589,226
Sysco
    12-18-98                                                     5.10              1,300,000(d)               1,291,229
Total                                                                                                        68,478,318

Letter of credit (0.5%)
Bank of America-
AES Hawaii
    12-11-98                                                     5.25              5,900,000                  5,863,291

Total short-term securities
(Cost: $135,156,530)                                                                                       $135,154,829

Total investments in securities
(Cost: $1,162,863,283)(e)                                                                                $1,311,162,411



  See accompanying notes to investments in securities.



  IDS GLOBAL GROWTH FUND (This annual report is not part of the prospectus.)


 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Oct. 31, 1998, the cost of securities for federal income tax purposes was $1,162,885,728 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..............................$216,145,590

Unrealized depreciation...............................(67,868,907)

Net unrealized appreciation..........................$148,276,683



(This annual report is not part of the prospectus.)       annual report -- 1998

Independent auditors' report

THE BOARD AND SHAREHOLDER
IDS GLOBAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities of IDS Innovations Fund, (a series of IDS Global Series, Inc.) as of October 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended October 31, 1998 and for the period from November 13, 1996 (commencement of operations) to October 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Innovations Fund at October 31, 1998, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998


         Financial statements
         Statement of assets and liabilities
         IDS Innovations Fund

         Oct. 31, 1998

                    Assets

         Investment in World Technologies Portfolio (Note 1)                                       $3,812,966
         Expense receivable from AEFC                                                                      20
         Organizational costs                                                                              27
                                                                                                  -----------
         Total assets                                                                              $3,813,013
                                                                                                  -----------


                    Liabilities

         Accrued distribution fee                                                                           2
         Accrued administrative services fee                                                                6
         Other accrued expenses                                                                        25,704
                                                                                                  -----------
         Total liabilities                                                                             25,712
                                                                                                  -----------

         Net assets applicable to outstanding capital stock                                        $3,787,301
                                                                                                  ===========

                    Represented by

         Capital stock-- $.01 par value (Note 1)                                                  $     7,000
         Additional paid-in capital                                                                 3,399,266
         Undistributed net investment income                                                               70
         Accumulated net realized gain (loss)                                                        (343,832)
         Unrealized appreciation (depreciation) on investments                                        724,797

         Total-- representing net assets applicable to outstanding capital stock                    3,787,301
                                                                                                   ==========
         Net assets applicable to outstanding shares:               Class A                        $3,572,369
                                                                    Class B                        $  106,677
                                                                    Class Y                        $  108,255
         Net asset value per share of outstanding capital stock:    Class A shares        660,000  $     5.41
                                                                    Class B shares         20,000  $     5.33
                                                                    Class Y shares         20,000  $     5.41

         See accompanying notes to financial statements.




          Financial statements
          Statement of operations
          IDS Innovations Fund

          Year ended Oct. 31, 1998


                    Investment income

         Income:
         Dividends                                                                                  $  1,506
         Interest                                                                                          4
                                                                                                           -
         Total income                                                                                  1,510
                                                                                                       -----

         Expenses (Note 2):
         Expenses allocated from World Technologies Portfolio                                         50,838
         Distribution fee-- Class B                                                                      844
         Transfer agency fee                                                                              46
         Administrative services fees and expenses                                                     2,389
         Postage                                                                                       1,329
         Registration fees                                                                             3,312
         Reports to shareholders                                                                       1,329
         Audit fees                                                                                    4,000
         Other                                                                                         1,850
                                                                                                       -----
         Total expenses                                                                               65,937
              Less expenses voluntarily reimbursed by AEFC (Note 2)                                  (12,099)
                                                                                                     -------
         Total net expenses                                                                           53,838
                                                                                                      ------
         Investment income (loss) -- net                                                             (52,328)
                                                                                                     -------


                    Realized and unrealized gain (loss) -- net

         Net realized gain (loss) on security transactions                                           (98,943)
         Net change in unrealized appreciation (depreciation) on investments                         252,692
                                                                                                     -------
         Net gain (loss) on investments                                                              153,749
                                                                                                     -------
         Net increase (decrease) in net assets resulting from operations                            $101,421
                                                                                                    ========

         See accompanying notes to financial statements.




         Financial statements

         Statements of changes in net assets
         IDS Innovations Fund


                                                                                          Year ended        For the period from
                                                                                       Oct. 31, 1998          Nov. 13, 1996* to
                                                                                                                  Oct. 31, 1997

                    Operations


         Investment income (loss)-- net                                                   $  (52,328)                $  (41,336)
         Net realized gain (loss) on security transactions                                   (98,943)                  (244,889)
         Net change in unrealized appreciation (depreciation) on investments                 252,692                    472,105
                                                                                             -------                    -------
         Net increase (decrease) in net assets resulting from operations                     101,421                    185,880
         Net assets at beginning of period (Note 1)                                        3,685,880                  3,500,000
                                                                                           ---------                  ---------
         Net assets at end of period                                                      $3,787,301                 $3,685,880
                                                                                          ==========                 ==========
         Undistributed net investment income                                                      70                         --
                                                                                                  --                       ----

         *Commencement of operations.

         See accompanying notes to financial statements.


Notes to financial statements
IDS Innovations Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Innovations Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,500,000 in the Fund which represented 660,000 shares, 20,000 shares and 20,000 shares for Class A, Class B and Class Y, respectively.
Operations began on Nov. 13, 1996.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Oct. 31, 1998 was 87.50%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $52,398 resulting in a net reclassification adjustment to decrease additional paid-in capital by $52,398.

Dividends to shareholders

An annual dividend from net investment income, declared and paid by the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

At Oct. 31, 1998, AEFC owned 100% of outstanding shares of IDS Innovations Fund.

2.  EXPENSES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with AEFC to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $15

o Class B $16

o Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Oct. 31, 1999. Under this agreement, the Fund's total expenses will not exceed 1.35% for Class A, 2.10% for Class B, and 1.35% for Class Y of the Fund's average daily net assets. In addition, for the year ended Oct. 31, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 1.33% for Class A, 2.08% for Class B and 1.33% for Class Y.

3.  CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund had a capital loss carryover at Oct. 31, 1998 of $343,832 that, if not offset by subsequent capital gains, will expire in 2005 through 2006. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.

4.  BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each fund, based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Oct. 31, 1998.

Independent auditors' report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST


We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Technologies Portfolio (a series of World Trust) as of October 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for the year ended October 31, 1998 and for the period from November 13, 1996 (commencement of operations) to October 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Technologies Portfolio at October 31, 1998, and the results of its operations and the changes in its net assets for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
December 4, 1998




          Financial statements

          Statement of assets and liabilities
          World Technologies Portfolio

          Oct. 31, 1998

                    Assets

         Investments in securities, at value (Note 1)
              (identified cost $3,514,743)                                                                  $4,343,069
         Cash in bank on demand deposit                                                                         60,100
         Dividends and accrued interest receivable                                                                  80
         Receivable for investment securities sold                                                             144,005
                                                                                                               -------
         Total assets                                                                                        4,547,254
                                                                                                             ---------


                    Liabilities

         Payable for investment securities purchased                                                           168,500
         Accrued investment management services fee                                                                 83
         Other accrued expenses                                                                                 11,773
         Options contracts written, at value (premium received $8,910) (Note 4)                                  9,000
                                                                                                                 -----
         Total liabilities                                                                                     189,356
                                                                                                            ----------
         Net assets                                                                                         $4,357,898
                                                                                                            ==========



         See accompanying notes to financial statements.





          Financial statements

          Statement of operations
          World Technologies Portfolio

          Year ended Oct. 31, 1998


          Investment income

         Income:
         Dividends                                                                                                $  1,720
         Interest                                                                                                        4
                                                                                                                        --
         Total income                                                                                                1,724
                                                                                                                     -----

         Expenses (Note 2):
         Investment management services fee                                                                         32,945
         Custodian fees                                                                                             14,927
         Audit fees                                                                                                 12,000
         Other                                                                                                       2,090
                                                                                                                     -----
         Total expenses                                                                                             61,962
              Earnings credits on cash balances (Note 2)                                                            (3,893)
                                                                                                                    ------
         Total net expenses                                                                                         58,069
                                                                                                                    ------
         Investment income (loss) -- net                                                                           (56,345)
                                                                                                                   -------


                    Realized and unrealized gain (loss) -- net

         Net realized gain (loss) on security transactions (Note 3)                                               (112,973)
         Net change in unrealized appreciation (depreciation) on investments                                       288,162
                                                                                                                   -------
         Net gain (loss) on investments                                                                            175,189
                                                                                                                   -------

         Net increase (decrease) in net assets resulting from operations                                          $118,844
                                                                                                                   =======

         See accompanying notes to financial statements.





         Financial statements

         Statements of changes in net assets
         World Technologies Portfolio


                                                                                    Year ended         For the period from
                                                                                 Oct. 31, 1998           Nov. 13, 1996* to
                                                                                                             Oct. 31, 1997

                    Operations


         Investment income (loss)-- net                                             $  (56,345)                $   (43,075)
         Net realized gain (loss) on security transactions                            (112,973)                   (279,246)
         Net change in unrealized appreciation (depreciation) on investments           288,162                     540,074
                                                                                       -------                     -------
         Net increase (decrease) in net assets resulting from operations               118,844                     217,753
         Net contributions (withdrawals) from partners                                  (3,049)                     24,350
                                                                                        ------                      ------
         Total increase (decrease) in net assets                                       115,795                     242,103
         Net assets at beginning of period (Note 1)                                  4,242,103                   4,000,000
                                                                                     ---------                   ---------
         Net assets at end of period                                                $4,357,898                  $4,242,103
                                                                                    ==========                  ==========

         *Commencement of operations.
         See accompanying notes to financial statements.


Notes to financial statements
World Technologies Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology  sector.  The  Declaration  of Trust  permits  the  Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, two funds affiliated with American Express Financial Corporation (AEFC) invested $4,000,000 in the Portfolio.
Operations began on Nov. 13, 1996.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Oct. 31, 1998, the Portfolio's custodian fees were reduced by $3,893 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $8,879,629 and $8,912,260, respectively, for the year ended Oct. 31, 1998. For the same period, the portfolio turnover rate was 200%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $45 for the year ended Oct. 31, 1998.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written is as follows:


                                   Year ended Oct. 31, 1998


                                              Puts

                                     Contracts   Premium
Balance Oct. 31, 1997                     --    $     --
Opened                                    30       8,910
Balance Oct. 31, 1998                     30      $8,910

See "Summary of significant accounting policies."

  Investments in securities

  World Technologies Portfolio
  Oct. 31, 1998

  (Percentages represent value of investments compared to net assets)

  Common stocks (99.7%)
  Issuer                                              Shares        Value(a)

Communications equipment & services (8.9%)
  Ascend Communications                              1,000(b)      $48,250
  Lucent Technologies                                2,000         160,375
  Tekelec                                            3,000(b)       53,813
  Tellabs                                            1,500(b)       82,500
  World Access                                       2,000(b)       42,750
  Total                                                            387,688

  Computers & office equipment (62.8%)
  3Com                                                 800(b)       28,850
  America Online                                     3,000(b)      381,187
  BEA Systems                                       14,000(b)      274,312
  BMC Software                                       2,000(b)       96,125
  Broadcast.com                                      1,500(b)       74,813
  Cisco Systems                                      1,500(b)       94,500
  Citrix Systems                                       800(b)       56,700
  Compuware                                          1,000(b)       54,188
  Concord Communications                             1,000(b)       37,125
  Documentum                                         2,000(b)       68,000
  EMC                                                1,000(b)       64,375
  EQUANT                                             1,000(b,c)     43,750
  FORE Systems                                       4,000(b)       62,500
  Hutchinson Technology                              2,000(b)       38,875
  Intl Business Machines                             1,000         148,438
  Legato Systems                                     5,000(b)      195,625
  Lycos                                              1,500(b)       60,938
  Metzler Group                                      2,700(b)      113,400
  Microsoft                                          1,000(b)      105,875
  Network Appliance                                  1,500(b)       82,125
  Network Associates                                 7,500(b)      318,749
  Pegasus Systems                                    2,000(b)       34,750
  Sterling Commerce                                  6,000(b)      211,499
  Visual Networks                                    2,000(b)       57,000
  Xylan                                              2,000(b)       32,000
  Total                                                          2,735,699

  Electronics (5.3%)
  Etec Systems                                       1,000(b)       33,875
  Sawtek                                             2,000(b)       40,375
  SDL                                                2,000(b)       44,000
  Teradyne                                           2,000(b)       65,000
  Uniphase                                           1,000(b)       49,500
  Total                                                            232,750

  Health care (2.6%)
  Watson Pharmaceuticals                             2,000(b)      111,250

  Health care services (5.9%)
  HBO & Co                                           8,000          210,000
  Quintiles Transnational                            1,000(b)        45,250
  Total                                                             255,250

  Media (1.5%)
  Univision Communications Cl A                      2,200(b)        64,900

  Miscellaneous (1.2%)
  Cumulus Media Cl A                                 5,000(b)        52,500

  Retail (1.5%)
  Amazon.com                                           500(b)        63,219

  Utilities -- telephone (10.1%)
  Allegiance Telecom                                 5,000(b)        57,188
  COLT Telecom Group ADR                             2,000(b,c)     102,750
  MCI WorldCom                                       1,500(b)        82,875
  Qwest Communications Intl                          4,000(b)       156,500
  WinStar Communications                             1,500(b)        40,500
  Total                                                             439,813

  Total  common stocks
  (Cost: $3,514,743)                                             $4,343,069

  Total investments in securities
  (Cost: $3,514,743)(d)                                          $4,343,069


  Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 1998, the value of foreign securities represented 3.36% of net assets.
(d) At Oct. 31, 1998, the cost of securities for federal income tax purposes was $3,514,743 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

  Unrealized appreciation.........................$843, 074
  Unrealized depreciation...........................(14,748)
  Net unrealized appreciation......................$828,326

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference.
     Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(b) By-laws, dated January 12, 1989, filed as Exhibit 2 to Registration Statement No. 33-25824, are incorporated by reference.

(c) Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

The agreement for IDS Global Bond and IDS Global Growth Fund was assumed by corresponding Portfolios when each Fund adopted the master/feeder structure. IDS Emerging Markets Fund and IDS Innovations Fund are part of a master/feeder structure. Therefore, the Investment Management Services Agreement is with the corresponding Portfolios.

(d)(2) Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Balanced Fund, and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(e)(1) Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(e)(2) Distribution Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 6(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15% of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(2) Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Trust Company, dated November 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(3) Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(e) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(4) Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund and IDS Innovations Fund, American Express Trust Company and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendments differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(6) Custody Agreement between Morgan Stanley Trust Company and IDS Bank and Trust, dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(1) Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(2) Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(3) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated November 13, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(4) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated May 13, 1996, filed electronically as Exhibit 9(j) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(5) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(k) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(6) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated November 13, 1996, filed electronically as Exhibit 9(i) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(7) License Agreement, dated January 12, 1989, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(8) Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
     Exhibit 9(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(9) Shareholder Service Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(h)(10) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement, on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund and IDS Global Growth Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(11) Transfer Agency Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund, IDS Global Growth Fund and IDS Innovations Fund, and American Express Client Service Corporation, dated January 1, 1998, filed electronically as Exhibit (h)(11) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-25824, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)  Independent Auditors' Consent is filed electronically herewith.

(k)  Omitted Financial Statements: None.

(l) Agreement made in consideration for providing initial capital between IDS Global Series, Inc. and IDS Financial Corporation, filed as Exhibit 13 to Registration Statement No. 33-25824, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS
     Innovations Fund, and American Express Financial Advisors Inc., dated November 13, 1996, filed electronically as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(n)  Financial Data Schedules are filed electronically herewith.

(o)  Rule  18f-3  Plan,  dated May 9,  1997,  filed  electronically  on or about
     January 27, 1998 as Exhibit 18 to IDS Equity Select Fund, Inc.'s Post-Effective Amendment No. 86 to Registration Statement No. 2-13188, is incorporated by reference.

(p)(1) Directors' Power of Attorney, dated January 7, 1998, to sign Amendments to this Registration Statement, filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-25824, is incorporated by reference.

(p)(2) Officers' Power of Attorney, dated November 1, 1995, to sign Amendments to this Registration Statement, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 33-25824, is incorporated by reference.

(p)(3) Fund Officers' Power of Attorney, dated November 24, 1998, to sign Amendments to this Registration Statement is filed electronically herewith.

(p)(4) Trustees' Power of Attorney, dated January 7, 1998, to sign Amendments to this Registration Statement, filed electronically as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-25824, is incorporated by reference.

(p)(5) Officers' Power of Attorney, dated April 11, 1996, to sign Amendments to this Registration Statement, filed electronically as Exhibit 19(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(p)(6) Trust Officers' Power of Attorney, dated November 24, 1998, to sign Amendments to this Registration Statement is filed electronically herewith.

Item 24.          Persons Controlled by or Under Common Control with the Fund

                  None.

Item 25.          Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express
                  Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gurudutt Baliga,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Corporate Senior Vice
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440        President
Vice President

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Enterprise Life     IDS Tower 10                 Director, President and
Director and Senior Vice        Insurance Company            Minneapolis, MN 55440        Chief Executive Officer
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Investment Officer
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Partners                                 Vice President and
                                Life Insurance Company                                    Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                IDS Securities Corporation                                Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,          American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                IDS Securities Corporation                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,             American Enterprise          IDS Tower 10                 Director
Executive Vice President        Investment Services Inc.     Minneapolis, MN 55440

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director
                                Corporation

                                AMEX Assurance Company                                    Director and Chairman of
                                                                                          the Board

                                American Partners Life                                    Executive Vice President
                                Insurance Company

                                IDS Property Casualty        1 WEG Blvd.                  Director and Chairman of
                                Insurance Company            DePere, WI 54115             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director
                                Assurance Company

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director, Chairman of the
                                of New York                  Albany, NY 12205             Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kurt A. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President

                                IDS Securities Corporation                                Director, President and
                                                                                          Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             American Enterprise Life     IDS Tower 10                 Executive Vice President
Senior Vice President and       Insurance Company            Minneapolis, MN 55440
Chief Financial Officer

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN 55440        Auditor
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------

Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Gurudutt Balgia                                Vice President-Structured          None
IDS Tower 10                                   Products
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Mature Market       None
IDS Tower 10                                   Group
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Roger C. Corea                                 Group Vice President-Upstate New   None
290 Woodcliff Drive                            York
Fairport, NY  14450

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Louise P. Evenson                              Group Vice President-San           None
Suite 200                                      Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Eastern       None
30 Burton Hills Blvd.                          Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Matthew N. Karstetter                          Vice President-Investment          None
IDS Tower 10                                   Accounting
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Brian C. Kleinberg                             Executive Vice                     None
IDS Tower 10                                   President-Financial Direct
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/AXP
Minneapolis, MN  55440                         Technologies Financial Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        None
IDS Tower 10                                   Income
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, IDS Global Series, Inc., certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of December, 1998.


IDS GLOBAL SERIES, INC.


By   /s/  William R. Pearce*
        William R. Pearce, Chief Executive Officer


By   /s/ Stuart A. Sedlacek**
         Stuart A. Sedlacek, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of December, 1998.

Signature                                            Capacity

/s/  William R. Pearce***                            Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.***                     Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney***                              Director
     Lynne V. Cheney

/s/  William H. Dudley***                            Director
     William H. Dudley

/s/  David R. Hubers***                              Director
     David R. Hubers

/s/  Heinz F. Hutter***                              Director
     Heinz F. Hutter

/s/  Anne P. Jones***                                Director
     Anne P. Jones

/s/  Alan K. Simpson***                              Director
     Alan K. Simpson

/s/  Edson W. Spencer***                             Director
     Edson W. Spencer

/s/  John R. Thomas***                               Director
     John R. Thomas

/s/  Wheelock Whitney***                             Director
     Wheelock Whitney

/s/  C. Angus Wurtele***                             Director
     C. Angus Wurtele

*Signed pursuant to Officers' Power of Attorney, dated November 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No.24, by:




/s/Leslie L. Ogg
   Leslie L. Ogg



**Signed pursuant to Officers' Power of Attorney, dated November 24, 1998, filed electronically herewith as Exhibit (p)(3), by:




/s/Leslie L. Ogg
   Leslie L. Ogg


***Signed pursuant to Directors' Power of Attorney, dated January 7, 1998, filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No.29, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of December, 1998.


WORLD TRUST


By   /s/ William R. Pearce*
         William R. Pearce, Chief Executive Officer


By   /s/ Stuart A. Sedlacek**
         Stuart A. Sedlacek, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of December, 1998.

Signature                                            Capacity

/s/  William R. Pearce***                            Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  William H. Dudley***                            Trustee
     William H. Dudley

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  Edson W. Spencer***                             Trustee
     Edson W. Spencer

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  Wheelock Whitney***                             Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

*Signed pursuant to Officers' Power of Attorney, dated April 11, 1996, filed electronically as Exhibit 19(d) to Registrant's Post-Effective Amendment No. 27, by:




/s/Leslie L. Ogg
   Leslie L. Ogg



**Signed pursuant to Officers' Power of Attorney, dated November 24, 1998, filed electronically herewith as Exhibit (p)(6), by:




/s/Leslie L. Ogg
   Leslie L. Ogg


***Signed pursuant to Trustees' Power of Attorney, dated January 7, 1998, filed electronically as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 29, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 31 TO REGISTRATION STATEMENT NO. 33-25824

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.
         IDS Emerging Markets Fund prospectus
         IDS Global Balanced Fund Prospectus
         IDS Global Bond Fund prospectus
         IDS Global Growth Fund prospectus
         IDS Innovations Fund prospectus

Part B.

         IDS Emerging Markets Fund Statement of Additional Information IDS Global Balanced Fund Statement of Additional Information IDS Global Bond Fund Statement of Additional Information
         IDS Global Growth Fund Statement of Additional Information IDS Innovations Fund Statement of Additional Information

         Financial statements for:
         IDS Emerging Markets Fund
         IDS Global Balanced Fund
         IDS Global Bond Fund
         IDS Global Growth Fund
         IDS Innovations Fund

Part C.

         Other information.

The signatures.